Schwab Capital Trust
Schwab Fundamental U.S. Large Company Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	133,107	2,800,571
Aptiv PLC *	75,963	4,289,631
BorgWarner, Inc.	139,616	8,899,124
Dana, Inc.	104,742	2,820,702
Ford Motor Co.	4,530,812	66,512,320
General Motors Co.	986,202	87,633,910
Gentex Corp.	125,000	2,920,000
Goodyear Tire & Rubber Co. *	632,133	4,393,324
Harley-Davidson, Inc.	116,956	2,870,100
Lear Corp.	67,319	8,794,554
Tesla, Inc. *	104,363	32,478,809
Thor Industries, Inc.	56,117	4,207,092
Versigent PLC *	7,971	329,601
		228,949,738

Banks 5.6%
Bank of America Corp.	2,191,360	135,754,752
Citigroup, Inc.	789,953	104,629,275
Citizens Financial Group, Inc.	164,198	11,764,787
East West Bancorp, Inc.	30,643	4,014,233
Fifth Third Bancorp	291,707	16,481,446
First Citizens BancShares, Inc., Class A	2,137	4,672,871
First Horizon Corp.	143,123	3,669,674
Flagstar Bank NA	95,345	1,355,806
Huntington Bancshares, Inc.	487,629	8,309,198
JPMorgan Chase & Co.	613,975	215,990,265
KeyCorp	365,529	8,257,300
M&T Bank Corp.	43,167	10,631,600
PNC Financial Services Group, Inc.	122,732	30,667,045
Popular, Inc.	12,016	2,105,323
Regions Financial Corp.	299,091	9,256,866
Truist Financial Corp.	516,147	26,757,060
U.S. Bancorp	547,674	34,508,939
Webster Financial Corp.	39,797	3,073,124
Wells Fargo & Co.	1,174,706	101,553,334
Zions Bancorp NA	73,081	5,093,746
		738,546,644

Capital Goods 6.5%
3M Co.	156,797	27,640,175
A.O. Smith Corp.	44,119	2,652,875
Acuity, Inc.	10,626	3,489,472
Advanced Drainage Systems, Inc.	9,207	1,274,985
AECOM	48,485	3,509,829
AerCap Holdings NV	23,562	3,555,506
AGCO Corp.	47,083	4,809,999
Allegion PLC	10,169	1,600,601
Allison Transmission Holdings, Inc.	31,504	3,608,468
AMETEK, Inc.	29,246	7,069,051
Atkore, Inc.	40,400	2,947,584
Boeing Co. *	12,083	2,611,620
Boise Cascade Co.	50,190	3,833,512
Builders FirstSource, Inc. *	127,315	8,458,809
Carlisle Cos., Inc.	14,449	5,200,484
SECURITY	NUMBER OF SHARES	VALUE ($)
Carrier Global Corp.	179,291	11,081,977
Caterpillar, Inc.	74,950	61,070,010
CNH Industrial NV	633,297	6,491,294
Cummins, Inc.	30,497	19,341,197
Deere & Co.	68,906	40,838,519
Donaldson Co., Inc.	28,963	2,729,473
Dover Corp.	32,684	6,687,800
Eaton Corp. PLC	48,472	20,125,574
EMCOR Group, Inc.	6,801	5,423,321
Emerson Electric Co.	127,415	19,089,315
Fastenal Co.	186,701	8,907,505
Ferguson Enterprises, Inc.	55,983	13,118,496
Fluor Corp. *	86,948	4,362,181
Fortive Corp.	70,782	4,191,002
Fortune Brands Innovations, Inc.	82,381	4,058,088
Gates Industrial Corp. Ltd. *	95,094	2,660,730
GE Vernova, Inc.	7,041	6,972,632
Generac Holdings, Inc. *	13,334	2,628,265
General Dynamics Corp.	68,582	26,295,710
General Electric Co.	64,729	23,306,971
Graco, Inc.	31,850	2,528,253
Herc Holdings, Inc.	8,602	1,291,504
Honeywell Aerospace, Inc. *	79,867	16,511,704
Honeywell International, Inc.	79,867	19,411,674
Howmet Aerospace, Inc.	22,009	6,212,260
Hubbell, Inc., Class B	8,157	3,854,590
Huntington Ingalls Industries, Inc.	15,288	4,990,768
IDEX Corp.	17,091	3,938,621
Illinois Tool Works, Inc.	61,166	17,551,584
Ingersoll Rand, Inc.	64,293	5,360,750
ITT, Inc.	15,263	2,991,243
Johnson Controls International PLC	114,912	16,852,994
L3Harris Technologies, Inc.	61,635	17,076,593
Lennox International, Inc.	2,579	1,072,555
Lincoln Electric Holdings, Inc.	11,165	2,917,526
Lockheed Martin Corp.	88,184	51,388,344
Louisiana-Pacific Corp.	36,864	2,670,060
Masco Corp.	75,747	5,414,396
MasTec, Inc. *	11,292	2,970,925
Middleby Corp. *	17,862	2,386,006
Midera Food Processing, Inc. *	17,862	856,483
MSC Industrial Direct Co., Inc., Class A	25,175	3,106,595
Mueller Industries, Inc.	56,935	3,781,053
Nordson Corp.	9,818	2,923,604
Northrop Grumman Corp.	42,389	22,995,185
nVent Electric PLC	21,404	3,292,577
Oshkosh Corp.	30,253	4,308,330
Otis Worldwide Corp.	79,807	5,742,114
Owens Corning	63,023	8,753,895
PACCAR, Inc.	177,357	23,531,727
Parker-Hannifin Corp.	14,089	13,758,331
Pentair PLC	34,375	2,249,500
Quanta Services, Inc.	14,225	9,493,196
Regal Rexnord Corp.	20,445	4,195,927
Resideo Technologies, Inc. *	74,040	2,539,572
Rockwell Automation, Inc.	16,635	7,986,131
RTX Corp.	265,440	57,127,997
Rush Enterprises, Inc., Class A	45,633	3,641,057
Sensata Technologies Holding PLC	90,410	4,185,079
Snap-on, Inc.	15,917	6,532,496

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stanley Black & Decker, Inc.	117,610	11,123,554
Textron, Inc.	70,680	6,026,177
Timken Co.	28,940	3,980,697
Toro Co.	34,904	3,206,630
Trane Technologies PLC	12,219	5,559,034
TransDigm Group, Inc.	5,568	6,984,388
UFP Industries, Inc.	45,039	3,906,683
United Rentals, Inc.	15,669	16,910,925
Vertiv Holdings Co., Class A	5,145	1,242,878
Watsco, Inc.	10,308	3,188,264
WESCO International, Inc.	23,470	8,061,710
Westinghouse Air Brake Technologies Corp.	32,545	9,466,039
WillScot Holdings Corp.	119,045	2,890,413
WW Grainger, Inc.	9,150	12,647,313
Xylem, Inc.	40,033	4,682,660
		849,913,594

Commercial & Professional Services 1.0%
ABM Industries, Inc.	57,766	2,767,569
Automatic Data Processing, Inc.	69,346	18,477,935
Booz Allen Hamilton Holding Corp., Class A	51,495	3,590,231
Broadridge Financial Solutions, Inc.	19,986	3,076,845
CACI International, Inc., Class A *	6,925	3,446,919
Cintas Corp.	44,967	9,201,597
Clean Harbors, Inc. *	4,594	1,437,371
Concentrix Corp.	87,888	2,162,045
Copart, Inc. *	101,121	2,944,644
Equifax, Inc.	21,328	3,681,639
Genpact Ltd.	84,686	2,978,407
Jacobs Solutions, Inc.	45,726	6,169,809
KBR, Inc.	66,019	2,416,956
Leidos Holdings, Inc.	45,411	5,249,512
ManpowerGroup, Inc.	137,666	7,216,452
Maximus, Inc.	32,859	1,979,755
Mobility Global, Inc. *	45,200	921,176
Paychex, Inc.	68,904	8,050,743
Republic Services, Inc., Class A	33,816	7,119,959
Robert Half, Inc.	166,586	6,296,951
Science Applications International Corp.	39,203	4,591,847
SS&C Technologies Holdings, Inc.	65,161	5,020,655
TransUnion	37,144	2,920,261
Veralto Corp.	32,754	3,084,444
Verisk Analytics, Inc., Class A	23,265	4,533,185
Waste Management, Inc.	76,173	17,256,993
		136,593,900

Consumer Discretionary Distribution & Retail 4.5%
Academy Sports & Outdoors, Inc.	70,273	3,334,454
Advance Auto Parts, Inc.	82,258	4,568,609
Amazon.com, Inc. *	926,160	251,526,533
American Eagle Outfitters, Inc.	144,361	2,480,122
Asbury Automotive Group, Inc. *	18,701	4,333,022
AutoNation, Inc. *	33,007	7,010,687
AutoZone, Inc. *	1,726	5,206,047
Bath & Body Works, Inc.	159,041	3,199,905
Best Buy Co., Inc.	236,926	20,437,237
Burlington Stores, Inc. *	8,850	3,261,048
CarMax, Inc. *	145,742	8,345,187
Coupang, Inc., Class A *	126,479	2,067,932
Dick's Sporting Goods, Inc.	24,606	4,820,561
eBay, Inc.	175,998	20,065,532
Gap, Inc.	143,997	2,892,900
Genuine Parts Co.	66,281	8,243,368
Group 1 Automotive, Inc.	14,378	4,123,179
SECURITY	NUMBER OF SHARES	VALUE ($)
Home Depot, Inc.	235,411	78,147,035
Kohl's Corp.	415,143	7,945,837
Lithia Motors, Inc., Class A	26,908	10,370,881
LKQ Corp.	255,262	5,730,632
Lowe's Cos., Inc.	208,418	43,311,345
Macy's, Inc.	463,549	11,505,286
Murphy USA, Inc.	10,646	6,470,213
O'Reilly Automotive, Inc. *	126,566	11,308,672
Penske Automotive Group, Inc.	15,061	3,272,906
Pool Corp.	12,513	2,323,789
Ross Stores, Inc.	51,966	13,047,104
Signet Jewelers Ltd.	34,908	3,242,953
TJX Cos., Inc.	169,720	26,703,745
Tractor Supply Co.	164,049	5,047,788
Ulta Beauty, Inc. *	9,510	4,877,013
Williams-Sonoma, Inc.	26,979	6,169,018
		595,390,540

Consumer Durables & Apparel 1.3%
Brunswick Corp.	55,723	4,402,117
Capri Holdings Ltd. *	178,367	2,841,386
Carter's, Inc.	65,607	2,530,462
Crocs, Inc. *	32,292	4,133,699
Deckers Outdoor Corp. *	38,757	3,754,778
Dr. Horton, Inc.	156,063	22,326,373
Hasbro, Inc.	47,919	4,501,511
KB Home	56,251	3,092,118
Leggett & Platt, Inc.	253,667	2,485,937
Lennar Corp., Class A	189,767	15,627,312
M/I Homes, Inc. *	18,484	2,701,067
Mattel, Inc. *	159,174	2,401,936
Meritage Homes Corp.	63,881	4,484,446
Mohawk Industries, Inc. *	53,211	6,550,274
Newell Brands, Inc.	886,648	4,965,229
NIKE, Inc., Class B	523,082	21,817,750
NVR, Inc. *	1,377	8,464,488
Polaris, Inc.	57,292	3,843,147
PulteGroup, Inc.	113,075	14,300,595
PVH Corp.	71,756	6,218,375
Ralph Lauren Corp., Class A	9,002	3,423,821
Somnigroup International, Inc.	30,465	1,990,278
Tapestry, Inc.	45,146	6,878,896
Toll Brothers, Inc.	44,135	6,438,855
VF Corp.	354,186	5,071,944
Whirlpool Corp.	108,244	4,059,150
		169,305,944

Consumer Services 1.3%
ADT, Inc.	393,221	3,004,208
Airbnb, Inc., Class A *	12,988	1,967,942
Aramark	80,066	4,561,360
Booking Holdings, Inc.	112,690	21,737,901
Boyd Gaming Corp.	15,316	1,302,779
Caesars Entertainment, Inc. *	221,735	6,596,616
Carnival Corp. Ltd.	85,230	2,370,246
Chipotle Mexican Grill, Inc., Class A *	168,428	6,268,890
Darden Restaurants, Inc.	32,718	6,660,731
Domino's Pizza, Inc.	8,070	2,803,841
Expedia Group, Inc.	19,510	5,750,377
Flutter Entertainment PLC *	28,932	3,022,526
Hilton Worldwide Holdings, Inc.	18,925	6,065,273
Las Vegas Sands Corp.	48,846	2,388,081
Marriott International, Inc., Class A	20,497	7,641,897
Marriott Vacations Worldwide Corp.	38,442	3,748,479
McDonald's Corp.	124,906	33,804,560
MGM Resorts International *	144,016	6,418,793
Penn Entertainment, Inc. *	180,871	3,713,282

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Royal Caribbean Cruises Ltd.	9,478	3,016,847
Service Corp. International	41,220	3,552,752
Starbucks Corp.	236,767	24,919,727
Texas Roadhouse, Inc., Class A	13,658	2,805,900
Vail Resorts, Inc.	17,872	2,669,719
Yum! Brands, Inc.	51,590	7,907,715
		174,700,442

Consumer Staples Distribution & Retail 3.0%
Albertsons Cos., Inc., Class A	494,568	5,727,097
Andersons, Inc.	48,758	3,451,091
BJ's Wholesale Club Holdings, Inc. *	47,461	4,640,737
Casey's General Stores, Inc.	9,276	8,079,396
Costco Wholesale Corp.	79,085	75,280,221
Dollar General Corp.	148,910	18,919,016
Dollar Tree, Inc. *	101,535	12,916,267
Kroger Co.	493,257	28,480,659
Performance Food Group Co. *	99,124	11,338,794
Sprouts Farmers Market, Inc. *	33,363	2,907,919
Sysco Corp.	168,011	14,321,258
Target Corp.	408,218	58,983,419
U.S. Foods Holding Corp. *	113,832	11,450,361
United Natural Foods, Inc. *	118,128	6,004,446
Walmart, Inc.	1,129,491	125,599,399
		388,100,080

Energy 9.8%
Antero Resources Corp. *	149,095	5,388,293
APA Corp.	381,432	14,235,042
Baker Hughes Co., Class A	286,947	17,357,424
California Resources Corp.	48,024	2,527,023
Cheniere Energy, Inc.	63,742	16,800,479
Chevron Corp.	1,045,375	205,761,161
Chord Energy Corp.	44,471	6,242,839
CNX Resources Corp. *	84,203	3,014,467
ConocoPhillips	754,486	90,900,473
Devon Energy Corp.	699,985	31,590,323
Diamondback Energy, Inc.	52,224	10,598,861
EOG Resources, Inc.	300,593	44,695,173
EQT Corp.	155,339	8,278,015
Expand Energy Corp.	116,360	10,941,331
ExxonMobil Holdings Corp.	2,011,597	312,682,638
Halliburton Co.	411,377	13,266,908
Helmerich & Payne, Inc.	81,844	2,829,347
HF Sinclair Corp.	214,275	19,599,734
Kinder Morgan, Inc.	680,829	21,909,077
Liberty Energy, Inc., Class A	47,290	884,796
Marathon Petroleum Corp.	286,879	90,788,597
Matador Resources Co.	55,041	2,745,996
Murphy Oil Corp.	135,407	5,381,074
NOV, Inc.	238,715	4,638,233
Occidental Petroleum Corp.	488,005	27,850,445
ONEOK, Inc.	185,135	16,812,109
Ovintiv, Inc.	283,185	17,687,735
Patterson-UTI Energy, Inc.	362,591	3,799,954
PBF Energy, Inc., Class A	287,019	20,745,733
Peabody Energy Corp.	139,950	2,983,734
Permian Resources Corp., Class A	85,753	1,827,397
Phillips 66	314,452	66,563,199
Range Resources Corp.	98,063	3,936,249
SLB Ltd.	543,426	26,948,495
SM Energy Co.	217,922	7,086,824
Targa Resources Corp.	40,205	10,870,226
TechnipFMC PLC	66,666	4,777,286
Valero Energy Corp.	340,973	106,690,452
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams Cos., Inc.	241,790	17,297,657
World Kinect Corp.	186,172	7,420,816
		1,286,355,615

Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	96,540	4,966,983
American Tower Corp.	82,060	14,225,922
AvalonBay Communities, Inc.	29,295	5,437,445
BXP, Inc.	75,729	5,310,117
Camden Property Trust	25,996	2,880,617
Crown Castle, Inc.	124,235	9,479,130
Digital Realty Trust, Inc.	54,213	10,220,235
Equinix, Inc.	9,604	9,789,165
Equity Residential	103,038	6,846,875
Essex Property Trust, Inc.	13,657	3,880,500
Extra Space Storage, Inc.	28,788	4,261,776
Gaming & Leisure Properties, Inc.	53,040	2,375,662
Healthpeak Properties, Inc.	228,647	4,991,364
Host Hotels & Resorts, Inc.	227,116	5,707,425
Invitation Homes, Inc.	129,574	3,850,939
Iron Mountain, Inc.	47,203	5,773,871
Kimco Realty Corp.	140,804	3,587,686
Lamar Advertising Co., Class A	18,550	2,967,258
Mid-America Apartment Communities, Inc.	29,892	3,955,907
Prologis, Inc.	111,929	16,186,053
Public Storage	22,171	7,187,173
Realty Income Corp.	103,129	6,586,849
Regency Centers Corp.	34,200	2,745,918
SBA Communications Corp., Class A	18,986	3,436,086
Simon Property Group, Inc.	48,243	11,065,497
Sun Communities, Inc.	27,099	3,346,185
UDR, Inc.	81,328	3,103,476
Ventas, Inc.	77,266	7,225,144
VICI Properties, Inc., Class A	161,590	4,257,897
Vornado Realty Trust	29,170	1,149,006
Welltower, Inc.	48,026	11,259,215
Weyerhaeuser Co.	464,033	11,614,746
WP Carey, Inc.	44,147	3,249,219
		202,921,341

Financial Services 7.3%
Affiliated Managers Group, Inc.	12,055	4,420,930
AGNC Investment Corp.	263,087	2,804,507
Ally Financial, Inc.	261,033	11,310,560
American Express Co.	91,381	30,726,861
Ameriprise Financial, Inc.	25,520	13,929,837
Annaly Capital Management, Inc.	253,728	5,764,700
Apollo Global Management, Inc.	38,524	4,838,229
ARES Management Corp., Class A	10,212	1,308,055
Bank of New York Mellon Corp.	186,038	29,083,321
Berkshire Hathaway, Inc., Class A *	73	55,961,801
Berkshire Hathaway, Inc., Class B *	317,090	162,204,219
Blackrock, Inc.	21,763	23,730,158
Blackstone, Inc.	83,357	10,648,857
Block, Inc. *	116,821	9,490,538
Bread Financial Holdings, Inc.	44,559	4,815,491
Capital One Financial Corp.	247,311	51,690,472
Carlyle Group, Inc.	66,890	3,078,278
Cboe Global Markets, Inc.	6,418	1,991,056
Charles Schwab Corp. (a)	188,451	19,832,583
CME Group, Inc.	45,461	12,174,001
Corebridge Financial, Inc.	205,642	6,413,974
Corpay, Inc. *	17,666	6,750,355
Equitable Holdings, Inc.	100,215	4,775,245
Evercore, Inc., Class A	10,584	3,392,807

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	302,390	13,538,000
Fiserv, Inc. *	304,922	16,447,493
Franklin Resources, Inc.	184,705	6,254,111
Global Payments, Inc.	169,509	14,252,317
Goldman Sachs Group, Inc.	69,713	70,994,325
Intercontinental Exchange, Inc.	79,240	12,082,515
Invesco Ltd.	187,515	5,550,444
Jack Henry & Associates, Inc.	16,854	2,596,190
Jackson Financial, Inc., Class A	40,245	4,921,159
Jefferies Financial Group, Inc.	63,853	3,486,374
KKR & Co., Inc.	57,283	5,810,215
LPL Financial Holdings, Inc.	13,938	4,929,871
Mastercard, Inc., Class A	64,767	37,117,968
MGIC Investment Corp.	96,058	2,885,582
Moody's Corp.	16,730	8,003,297
Morgan Stanley	263,979	55,546,461
MSCI, Inc., Class A	6,315	3,613,696
Nasdaq, Inc.	59,019	5,559,000
Northern Trust Corp.	48,428	8,823,097
OneMain Holdings, Inc.	124,303	7,778,882
PayPal Holdings, Inc.	470,886	26,939,388
PROG Holdings, Inc.	74,161	3,264,567
Raymond James Financial, Inc.	36,865	6,487,503
Rithm Capital Corp.	339,413	3,353,400
Rocket Cos., Inc., Class A *	95,711	1,234,672
S&P Global, Inc.	45,474	18,732,105
SEI Investments Co.	35,626	3,668,765
SLM Corp.	151,385	3,935,253
Starwood Property Trust, Inc.	156,124	2,494,862
State Street Corp.	106,090	19,537,534
StoneX Group, Inc. *	50,172	3,841,670
Synchrony Financial	326,399	24,737,780
T. Rowe Price Group, Inc.	140,474	15,697,969
Visa, Inc., Class A	145,150	53,143,769
Voya Financial, Inc.	35,797	3,559,296
Western Union Co.	464,406	2,953,622
		964,909,987

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	548,031	37,446,958
Archer-Daniels-Midland Co.	481,041	38,132,120
Brown-Forman Corp., Class B	119,376	3,429,673
Bunge Global SA	192,393	20,437,908
Campbell's Co. (b)	150,678	3,311,902
Coca-Cola Co.	573,080	50,196,077
Coca-Cola Consolidated, Inc.	7,764	1,458,856
Conagra Brands, Inc.	524,472	7,610,089
Constellation Brands, Inc., Class A	67,452	8,784,274
Darling Ingredients, Inc. *	76,408	4,633,381
Flowers Foods, Inc.	232,647	1,633,182
General Mills, Inc.	385,461	13,780,231
Hershey Co.	35,458	6,206,923
Hormel Foods Corp.	193,705	4,844,562
Ingredion, Inc.	41,691	4,146,587
J.M. Smucker Co.	66,215	7,896,801
Keurig Dr. Pepper, Inc.	434,197	13,512,211
Kraft Heinz Co.	770,559	19,918,950
Lamb Weston Holdings, Inc.	67,450	3,544,498
McCormick & Co., Inc. - Non Voting Shares	79,246	4,033,621
Molson Coors Beverage Co., Class B	155,923	6,480,160
Mondelez International, Inc., Class A	481,859	30,024,634
Monster Beverage Corp. *	65,577	6,320,311
PepsiCo, Inc.	377,588	52,696,181
Philip Morris International, Inc.	268,289	51,194,907
SECURITY	NUMBER OF SHARES	VALUE ($)
Post Holdings, Inc. *	25,149	2,298,870
Tyson Foods, Inc., Class A	330,437	19,152,129
		423,125,996

Health Care Equipment & Services 6.6%
Abbott Laboratories	427,052	45,139,396
Align Technology, Inc. *	26,625	4,503,885
AMN Healthcare Services, Inc. *	110,303	3,709,490
Baxter International, Inc.	459,746	12,026,955
Becton Dickinson & Co.	86,393	14,308,409
Boston Scientific Corp. *	144,071	6,732,438
Cardinal Health, Inc.	43,345	9,970,650
Cencora, Inc.	27,755	8,641,242
Centene Corp. *	924,792	57,540,558
Cigna Group	209,746	58,529,621
Community Health Systems, Inc. *	459,234	1,281,263
Cooper Cos., Inc. *	48,689	3,521,189
CVS Health Corp.	1,129,461	117,949,612
DaVita, Inc. *	27,094	6,504,998
Dentsply Sirona, Inc.	272,462	3,642,817
Edwards Lifesciences Corp. *	97,490	8,390,964
Elevance Health, Inc.	171,362	64,404,694
Encompass Health Corp.	22,332	2,480,415
GE HealthCare Technologies, Inc.	128,351	8,730,435
HCA Healthcare, Inc.	53,887	21,694,367
Henry Schein, Inc. *	71,389	6,121,607
Humana, Inc.	140,999	51,303,896
IDEXX Laboratories, Inc. *	6,312	3,528,850
Intuitive Surgical, Inc. *	17,246	6,093,529
Labcorp Holdings, Inc.	52,493	16,230,836
McKesson Corp.	20,019	17,140,068
Medtronic PLC	258,414	22,065,972
Molina Healthcare, Inc. *	60,410	11,817,404
Quest Diagnostics, Inc.	40,639	9,469,293
QuidelOrtho Corp. *	124,955	2,095,495
ResMed, Inc.	18,031	3,804,180
Solventum Corp. *	84,983	7,260,948
STERIS PLC	19,934	4,552,926
Stryker Corp.	46,509	15,147,981
Teleflex, Inc.	23,849	3,260,397
Tenet Healthcare Corp. *	34,536	8,799,082
UnitedHealth Group, Inc.	497,154	206,020,618
Universal Health Services, Inc., Class B	40,458	6,814,746
Zimmer Biomet Holdings, Inc.	83,314	7,825,684
		869,056,910

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	54,866	5,421,310
Clorox Co.	36,327	3,470,318
Colgate-Palmolive Co.	174,117	15,896,882
Estee Lauder Cos., Inc., Class A	83,196	6,980,144
Kenvue, Inc.	675,338	12,993,503
Kimberly-Clark Corp.	113,210	12,374,985
Procter & Gamble Co.	646,088	93,353,255
Spectrum Brands Holdings, Inc.	16,537	1,467,990
		151,958,387

Insurance 2.8%
Aflac, Inc.	173,807	22,156,916
Allstate Corp.	96,691	25,534,159
American Financial Group, Inc.	41,424	5,870,609
American International Group, Inc.	402,241	31,608,098
Aon PLC, Class A	45,223	16,305,153
Arch Capital Group Ltd. *	45,312	4,555,215
Arthur J Gallagher & Co.	29,716	7,411,765

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Assurant, Inc.	14,092	3,934,346
Brown & Brown, Inc.	39,799	2,801,850
Chubb Ltd.	76,697	26,896,104
Cincinnati Financial Corp.	45,974	8,168,660
CNO Financial Group, Inc.	61,780	3,403,460
Everest Group Ltd.	8,489	3,176,159
F&G Annuities & Life, Inc.	4,203	120,080
Fidelity National Financial, Inc.	112,259	5,791,442
First American Financial Corp.	63,457	4,758,640
Genworth Financial, Inc., Class A *	299,225	2,941,382
Globe Life, Inc.	21,214	3,866,252
Hartford Insurance Group, Inc.	86,338	12,252,226
Lincoln National Corp.	122,206	5,573,816
Loews Corp.	50,243	5,828,690
Markel Group, Inc. *	3,427	6,450,779
Marsh & McLennan Cos., Inc.	100,489	19,061,758
MetLife, Inc.	269,344	25,892,039
Old Republic International Corp.	123,220	5,324,336
Primerica, Inc.	9,514	3,044,100
Principal Financial Group, Inc.	102,377	11,640,265
Progressive Corp.	105,972	22,404,600
Prudential Financial, Inc.	154,665	18,881,503
Reinsurance Group of America, Inc.	17,698	4,191,771
RenaissanceRe Holdings Ltd.	5,788	1,852,044
Travelers Cos., Inc.	68,926	25,803,137
Unum Group	66,417	5,719,168
W.R. Berkley Corp.	64,974	4,713,214
Willis Towers Watson PLC	25,529	8,575,702
		366,509,438

Materials 3.7%
Air Products & Chemicals, Inc.	48,327	14,251,149
Albemarle Corp.	36,238	4,263,038
Alcoa Corp.	131,420	5,948,069
Alpha Metallurgical Resources, Inc. *	15,436	2,117,202
Amcor PLC	196,248	8,807,610
AptarGroup, Inc.	19,831	2,656,561
Ashland, Inc.	47,160	3,424,288
Avery Dennison Corp.	27,786	4,716,118
Axalta Coating Systems Ltd. *	83,243	2,980,932
Ball Corp.	133,311	8,651,884
Celanese Corp., Class A	134,644	6,021,280
CF Industries Holdings, Inc.	101,521	12,709,414
Chemours Co.	171,592	2,850,143
Cleveland-Cliffs, Inc. *	823,896	9,491,282
Commercial Metals Co.	79,674	5,475,197
Corteva, Inc.	196,768	15,487,609
CRH PLC	202,013	19,193,255
Crown Holdings, Inc.	49,644	5,850,545
Dow, Inc.	1,146,103	34,715,460
DuPont de Nemours, Inc.	65,353	8,953,361
Eagle Materials, Inc.	11,926	2,444,114
Eastman Chemical Co.	115,238	8,060,898
Ecolab, Inc.	35,554	9,870,857
FMC Corp.	276,514	2,961,465
Freeport-McMoRan, Inc.	396,769	24,849,643
Graphic Packaging Holding Co.	323,135	3,467,239
Huntsman Corp.	407,253	3,974,789
International Flavors & Fragrances, Inc.	106,161	8,410,074
International Paper Co.	310,381	12,672,856
James Hardie Industries PLC, ADR *	79,738	2,096,312
Linde PLC	78,980	37,782,452
LyondellBasell Industries NV, Class A	374,449	23,245,794
Martin Marietta Materials, Inc.	9,197	4,829,713
Mosaic Co.	468,747	10,368,684
Newmont Corp.	168,065	15,749,371
Nucor Corp.	182,904	47,059,370
SECURITY	NUMBER OF SHARES	VALUE ($)
O-I Glass, Inc. *	176,510	1,262,047
Olin Corp.	260,044	4,813,414
Packaging Corp. of America	31,459	7,733,881
PPG Industries, Inc.	94,103	10,400,264
Reliance, Inc.	35,864	14,564,370
RPM International, Inc.	37,791	4,046,282
Sherwin-Williams Co.	28,562	9,735,358
Smurfit Westrock PLC	101,897	4,684,205
Solstice Advanced Materials, Inc.	51,360	3,090,331
Sonoco Products Co.	71,841	4,048,959
Steel Dynamics, Inc.	90,101	22,638,777
Vulcan Materials Co.	19,520	5,242,486
Westlake Corp.	30,577	2,155,679
		490,824,081

Media & Entertainment 6.1%
Alphabet, Inc., Class A	702,133	250,050,625
Alphabet, Inc., Class C	564,316	201,263,301
Charter Communications, Inc., Class A *	164,463	23,843,846
Electronic Arts, Inc.	52,174	10,949,236
Fox Corp., Class A	168,391	9,805,408
Meta Platforms, Inc., Class A	282,989	157,542,806
Netflix, Inc. *	429,952	30,831,858
News Corp., Class A	209,323	5,768,942
Nexstar Media Group, Inc., Class A	25,602	4,877,949
Omnicom Group, Inc.	151,775	11,944,693
Optimum Communications, Inc., Class A *(b)	1,157,683	882,386
Paramount Skydance Corp., Class B (b)	692,070	5,508,877
Sirius XM Holdings, Inc.	189,739	5,620,069
Take-Two Interactive Software, Inc. *	12,276	2,982,086
Versant Media Group, Inc.	55,911	2,012,237
Walt Disney Co.	471,170	45,321,842
Warner Bros Discovery, Inc. *	1,283,727	33,762,020
		802,968,181

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	332,915	83,541,690
Agilent Technologies, Inc.	62,767	8,685,070
Amgen, Inc.	135,304	52,113,689
Avantor, Inc. *	432,164	5,955,220
Biogen, Inc. *	72,856	14,786,125
Bristol-Myers Squibb Co.	1,180,567	77,102,831
Charles River Laboratories International, Inc. *	16,000	3,720,160
Danaher Corp.	116,244	22,665,255
Elanco Animal Health, Inc. *	133,950	3,532,262
Eli Lilly & Co.	32,272	37,075,364
Gilead Sciences, Inc.	305,658	39,799,728
ICON PLC *	24,332	3,979,864
Illumina, Inc. *	24,523	5,029,667
Incyte Corp. *	15,585	1,862,719
IQVIA Holdings, Inc. *	48,921	11,497,413
Jazz Pharmaceuticals PLC *	18,708	4,730,505
Johnson & Johnson	534,577	137,038,814
Merck & Co., Inc.	718,652	93,568,490
Mettler-Toledo International, Inc. *	3,417	4,839,497
Moderna, Inc. *	366,891	20,112,965
Organon & Co.	491,060	6,653,863
Perrigo Co. PLC	109,887	1,110,958
Pfizer, Inc.	3,513,453	87,871,460
Regeneron Pharmaceuticals, Inc.	27,896	21,274,326
Revvity, Inc.	40,448	4,551,209
Thermo Fisher Scientific, Inc.	80,535	46,251,251
United Therapeutics Corp. *	6,806	3,523,534

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	28,354	13,527,693
Viatris, Inc.	1,112,195	19,530,144
Waters Corp. *	17,267	6,515,012
West Pharmaceutical Services, Inc.	12,185	4,154,598
Zoetis, Inc.	95,574	7,386,914
		853,988,290

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	85,733	12,586,462
Cushman & Wakefield Ltd. *	196,002	2,630,347
Jones Lang LaSalle, Inc. *	22,504	7,989,595
		23,206,404

Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc. *	76,219	36,291,677
Analog Devices, Inc.	68,261	25,079,774
Applied Materials, Inc.	114,583	58,170,352
Broadcom, Inc.	174,086	67,768,198
First Solar, Inc. *	11,616	2,451,324
Intel Corp. *	2,123,598	191,548,540
KLA Corp.	101,544	18,564,274
Lam Research Corp.	126,823	37,161,675
Marvell Technology, Inc.	51,019	9,569,124
Microchip Technology, Inc.	135,435	10,061,466
Micron Technology, Inc.	135,574	111,581,469
Monolithic Power Systems, Inc.	946	1,349,024
NVIDIA Corp.	380,250	76,335,188
ON Semiconductor Corp. *	118,643	9,682,455
Qnity Electronics, Inc.	88,550	11,615,989
Qorvo, Inc. *	58,156	5,267,189
QUALCOMM, Inc.	271,324	40,050,136
Skyworks Solutions, Inc.	95,508	5,948,238
Teradyne, Inc.	23,780	8,743,668
Texas Instruments, Inc.	171,905	47,401,085
		774,640,845

Software & Services 4.6%
Accenture PLC, Class A	222,641	36,940,595
Adobe, Inc. *	106,338	26,628,099
Akamai Technologies, Inc. *	45,793	5,274,438
Amdocs Ltd.	68,572	3,820,832
Autodesk, Inc. *	17,546	4,109,273
Cadence Design Systems, Inc. *	14,876	5,058,138
Cognizant Technology Solutions Corp., Class A	320,249	17,725,782
DXC Technology Co. *	367,647	4,132,352
EPAM Systems, Inc. *	23,204	2,449,414
Everforth, Inc. *	58,592	1,666,356
Fortinet, Inc. *	48,153	7,798,378
Gartner, Inc. *	23,655	3,572,378
Gen Digital, Inc.	177,638	4,876,163
GoDaddy, Inc., Class A *	33,614	2,781,222
International Business Machines Corp.	178,034	39,817,304
Intuit, Inc.	30,947	9,781,418
Kyndryl Holdings, Inc. *	198,683	2,692,155
Microsoft Corp.	744,630	346,044,454
Oracle Corp.	215,653	28,006,855
Palo Alto Networks, Inc. *	18,292	6,069,834
Roper Technologies, Inc.	17,607	6,901,416
Salesforce, Inc.	133,172	24,506,311
ServiceNow, Inc. *	33,960	3,777,371
Synopsys, Inc. *	10,966	4,263,142
Trimble, Inc. *	45,191	2,556,907
SECURITY	NUMBER OF SHARES	VALUE ($)
Workday, Inc., Class A *	10,659	1,709,064
Zoom Communications, Inc. *	40,336	3,875,080
		606,834,731

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	75,601	12,149,081
Apple, Inc.	1,884,076	582,009,917
Arista Networks, Inc. *	34,250	6,176,987
Arrow Electronics, Inc. *	63,149	13,676,179
Avnet, Inc.	138,996	12,348,405
CDW Corp.	58,746	8,683,246
Ciena Corp. *	15,372	5,796,013
Cisco Systems, Inc.	880,271	102,102,633
Corning, Inc.	109,171	15,092,891
Dell Technologies, Inc., Class C	59,150	23,977,635
F5, Inc. *	9,968	4,012,818
Flex Ltd. *	95,333	10,844,129
Hewlett Packard Enterprise Co.	779,068	37,317,357
HP, Inc.	929,862	25,357,337
Insight Enterprises, Inc. *	30,167	3,889,431
Jabil, Inc.	31,954	10,067,108
Keysight Technologies, Inc. *	26,702	8,520,074
Motorola Solutions, Inc.	17,424	7,592,508
NetApp, Inc.	54,451	9,719,503
Sandisk Corp. *	2,600	3,158,558
Sanmina Corp. *	22,286	4,135,390
Seagate Technology Holdings PLC	26,570	22,747,374
Super Micro Computer, Inc. *	49,712	1,411,821
TD SYNNEX Corp.	50,580	12,933,306
TE Connectivity PLC	65,689	13,511,570
Teledyne Technologies, Inc. *	6,835	4,480,821
Vishay Intertechnology, Inc.	122,067	4,177,133
Western Digital Corp.	36,403	19,833,811
Xerox Holdings Corp.	721,761	2,129,195
Zebra Technologies Corp., Class A *	15,156	4,453,136
		992,305,367

Telecommunication Services 2.6%
AT&T, Inc.	4,242,020	98,626,965
Comcast Corp., Class A	3,036,702	72,759,380
Liberty Global Ltd., Class C *	334,465	3,465,057
Liberty Latin America Ltd., Class C *	219,366	1,770,284
Lumen Technologies, Inc. *	2,119,682	13,523,571
Telephone & Data Systems, Inc.	62,861	2,110,872
T-Mobile U.S., Inc.	140,767	24,311,869
Verizon Communications, Inc.	2,704,411	126,593,479
		343,161,477

Transportation 2.2%
Alaska Air Group, Inc. *	58,880	2,793,856
Avis Budget Group, Inc. *	33,779	4,642,586
CH Robinson Worldwide, Inc.	48,389	7,148,507
CSX Corp.	637,911	32,150,714
Delta Air Lines, Inc.	43,340	3,789,650
Expeditors International of Washington, Inc.	69,607	11,686,319
FedEx Corp.	128,928	39,632,467
Fedex Freight Holding Co., Inc. *	64,531	9,068,541
GXO Logistics, Inc. *	51,371	2,576,769
Hertz Global Holdings, Inc. *(b)	423,970	671,992
Hub Group, Inc., Class A	63,852	2,971,034
JB Hunt Transport Services, Inc.	33,772	9,177,541
Knight-Swift Transportation Holdings, Inc.	101,321	7,044,849
Landstar System, Inc.	24,523	4,285,885
Matson, Inc.	24,246	4,911,997

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norfolk Southern Corp.	68,297	22,912,278
Old Dominion Freight Line, Inc.	44,332	9,404,590
Ryder System, Inc.	31,836	8,163,387
Uber Technologies, Inc. *	80,710	5,678,756
U-Haul Holding Co., Non Voting Shares	54,957	3,439,209
Union Pacific Corp.	172,950	50,523,884
United Parcel Service, Inc., Class B	453,264	47,239,174
		289,913,985

Utilities 3.1%
AES Corp.	519,981	7,633,321
Alliant Energy Corp.	67,441	4,773,474
Ameren Corp.	71,972	7,888,851
American Electric Power Co., Inc.	153,866	19,671,768
American Water Works Co., Inc.	42,083	5,646,276
Atmos Energy Corp.	27,338	4,723,460
CenterPoint Energy, Inc.	185,204	7,785,976
CMS Energy Corp.	90,025	6,480,900
Consolidated Edison, Inc.	132,058	14,374,513
Constellation Energy Corp.	32,331	8,494,970
Dominion Energy, Inc.	336,831	23,298,600
DTE Energy Co.	61,663	8,748,130
Duke Energy Corp.	278,119	34,884,466
Edison International	226,790	16,639,582
Entergy Corp.	118,068	12,706,478
Essential Utilities, Inc.	72,360	2,883,546
Evergy, Inc.	88,710	7,363,817
Eversource Energy	143,390	10,265,290
Exelon Corp.	415,181	19,023,594
FirstEnergy Corp.	210,732	10,180,463
National Fuel Gas Co.	30,042	2,472,757
NextEra Energy, Inc.	362,601	31,517,279
NiSource, Inc.	121,537	5,399,889
NRG Energy, Inc.	42,635	5,725,454
OGE Energy Corp.	74,918	3,547,367
PG&E Corp.	875,725	15,220,101
Pinnacle West Capital Corp.	47,546	4,801,671
Portland General Electric Co.	48,822	2,408,389
PPL Corp.	258,966	9,118,193
Public Service Enterprise Group, Inc.	138,949	10,654,609
Sempra	171,071	15,148,337
Southern Co.	311,223	29,423,023
Southwest Gas Holdings, Inc.	15,599	1,394,551
UGI Corp.	143,858	5,196,151
SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	59,521	8,820,417
WEC Energy Group, Inc.	83,305	9,115,233
Xcel Energy, Inc.	171,030	13,374,546
		406,805,442
Total Common Stocks (Cost $7,539,337,686)		13,130,987,359

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	39,231,520	39,231,520
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	8,208,700	8,208,700
		47,440,220
Total Short-Term Investments (Cost $47,440,220)		47,440,220
Total Investments in Securities (Cost $7,586,777,906)		13,178,427,579

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/18/26	125	46,995,313	(177,558)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $7,760,034.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at July 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc. *	$2,659,121	$1,017,073	($386,445 )	($3,146,915 )	($142,834 )	$—	—	$—

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
Financial Services 0.2%
Charles Schwab Corp. (a)	$15,206,094	$3,037,119	($470,429 )	$9,472	$2,050,327	$19,832,583	188,451	$149,459
Total	$17,865,215	$4,054,192	($856,874 )	($3,137,443 )	$1,907,493	$19,832,583		$149,459

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$13,130,987,359	$—	$—	$13,130,987,359
Short-Term Investments [1]	47,440,220	—	—	47,440,220
Liabilities
Futures Contracts [2]	(177,558)	—	—	(177,558)
Total	$13,178,250,021	$—	$—	$13,178,250,021

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental U.S. Small Company Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.2%
Dauch Corp. *	589,720	3,331,918
Dorman Products, Inc. *	17,564	2,338,822
Fox Factory Holding Corp. *	83,384	1,500,912
Gentherm, Inc. *	35,509	1,440,955
LCI Industries	38,604	3,951,505
Patrick Industries, Inc.	41,356	3,413,938
Phinia, Inc.	52,527	3,865,462
Rivian Automotive, Inc., Class A *	87,527	1,332,161
Standard Motor Products, Inc.	25,905	990,348
Visteon Corp.	34,514	3,608,094
Winnebago Industries, Inc.	98,049	2,968,924
		28,743,039

Banks 8.5%
Ameris Bancorp	35,528	3,098,397
Associated Banc-Corp.	114,319	3,530,171
Atlantic Union Bankshares Corp.	77,912	3,305,806
Axos Financial, Inc. *	23,709	2,404,330
BancFirst Corp.	5,959	672,294
Bancorp, Inc. *	19,340	1,297,134
Bank of Hawaii Corp.	29,775	2,379,022
Bank OZK	105,917	5,433,542
BankUnited, Inc.	92,649	4,322,076
Banner Corp.	26,115	1,838,757
Beacon Financial Corp.	52,080	1,641,041
BOK Financial Corp.	16,668	2,355,022
Capitol Federal Financial, Inc.	112,033	990,372
Cathay General Bancorp	48,841	3,086,263
City Holding Co.	8,493	1,232,419
Columbia Banking System, Inc.	165,320	5,169,556
Commerce Bancshares, Inc.	73,684	4,367,251
Community Financial System, Inc.	27,591	1,788,173
Cullen/Frost Bankers, Inc.	32,225	5,360,306
Customers Bancorp, Inc. *	24,313	1,912,947
CVB Financial Corp.	114,090	2,552,193
Dime Commercial Bancshares, Inc.	30,407	1,239,389
Eagle Bancorp, Inc.	58,553	1,624,846
Eastern Bankshares, Inc.	53,118	1,219,589
Enterprise Financial Services Corp.	21,493	1,425,201
FB Financial Corp.	18,703	1,129,287
First BanCorp	68,990	1,995,881
First Bancorp/Southern Pines NC	18,406	1,157,185
First Busey Corp.	47,934	1,479,243
First Commonwealth Financial Corp.	73,870	1,590,421
First Financial Bancorp	79,334	2,683,869
First Financial Bankshares, Inc.	49,658	1,744,982
First Hawaiian, Inc.	119,638	3,324,740
First Interstate BancSystem, Inc., Class A	85,875	3,264,967
First Merchants Corp.	39,281	1,694,582
Flagstar Bank NA	202,142	2,874,459
FNB Corp.	265,711	5,021,938
Fulton Financial Corp.	133,448	3,246,790
Glacier Bancorp, Inc.	60,227	2,968,589
Hancock Whitney Corp.	56,304	4,335,408
Hilltop Holdings, Inc.	52,104	2,054,982
SECURITY	NUMBER OF SHARES	VALUE ($)
Home BancShares, Inc.	122,986	3,821,175
Hope Bancorp, Inc.	132,934	1,862,405
Independent Bank Corp.	28,086	2,354,449
International Bancshares Corp.	29,133	2,229,840
Lakeland Financial Corp.	14,297	895,707
Mechanics Bancorp, Class A	30,691	515,302
National Bank Holdings Corp., Class A	23,836	1,029,477
NBT Bancorp, Inc.	26,488	1,394,593
Northwest Bancshares, Inc.	116,150	1,828,201
OceanFirst Financial Corp.	62,392	1,204,790
OFG Bancorp	16,528	873,670
Old National Bancorp	172,912	4,606,376
Park National Corp.	7,442	1,549,052
Pathward Financial, Inc.	10,721	946,021
Pinnacle Financial Partners, Inc.	44,807	4,715,041
Preferred Bank	9,674	1,010,353
Prosperity Bancshares, Inc.	71,595	5,360,318
Provident Financial Services, Inc.	79,555	1,963,417
Renasant Corp.	43,833	1,909,804
S&T Bancorp, Inc.	25,274	1,318,039
Seacoast Banking Corp. of Florida	38,446	1,335,614
ServisFirst Bancshares, Inc.	19,011	1,701,485
Simmons First National Corp., Class A	133,736	3,154,832
Southside Bancshares, Inc.	21,046	684,205
Southstate Bank Corp.	52,112	5,476,450
Texas Capital Bancshares, Inc.	22,269	2,201,291
Towne Bank	44,565	1,689,459
TriCo Bancshares	16,126	927,890
Triumph Financial, Inc. *	15,061	1,143,582
Trustmark Corp.	37,716	1,789,624
UMB Financial Corp.	25,663	3,739,869
United Bankshares, Inc.	90,618	4,390,442
United Community Banks, Inc.	75,829	2,687,380
Valley National Bancorp	386,480	5,522,799
WaFd, Inc.	66,904	2,460,060
WesBanco, Inc.	60,234	2,492,483
Westamerica BanCorp	16,417	987,483
Western Alliance Bancorp	68,185	5,488,211
Wintrust Financial Corp.	33,130	5,285,560
WSFS Financial Corp.	38,991	3,127,078
		202,487,247

Capital Goods 11.6%
AAON, Inc.	15,993	1,424,337
AAR Corp. *	24,467	3,426,359
Advanced Drainage Systems, Inc.	17,144	2,374,101
AeroVironment, Inc. *	4,269	637,661
Alamo Group, Inc.	11,530	1,834,192
Albany International Corp., Class A	34,782	2,591,607
API Group Corp. *	105,548	4,188,145
Apogee Enterprises, Inc.	39,536	1,565,626
Applied Industrial Technologies, Inc.	20,807	7,182,784
Arcosa, Inc.	30,007	4,357,016
Armstrong World Industries, Inc.	16,721	2,920,490
Astec Industries, Inc.	27,055	1,370,606
ATI, Inc. *	36,188	6,783,079
Atmus Filtration Technologies, Inc.	28,373	1,464,898
Axon Enterprise, Inc. *	2,577	1,360,038
AZZ, Inc.	14,907	2,157,341
BlueLinx Holdings, Inc. *	31,433	1,704,297

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Boeing Co. *	6,288	1,359,088
BWX Technologies, Inc.	20,883	3,522,962
Carpenter Technology Corp.	8,608	4,473,233
Centuri Holdings, Inc. *	27,914	777,126
Columbus McKinnon Corp.	60,401	1,157,887
Comfort Systems USA, Inc.	4,163	7,200,699
Construction Partners, Inc., Class A *	8,815	911,030
Core & Main, Inc., Class A *	111,412	4,898,786
Crane Co.	19,306	4,121,059
CSW Industrials, Inc.	5,406	1,724,136
Curtiss-Wright Corp.	9,602	6,951,848
DNOW, Inc. *	260,726	3,681,451
Douglas Dynamics, Inc.	23,762	1,048,617
Ducommun, Inc. *	9,080	1,625,502
DXP Enterprises, Inc. *	9,705	1,523,879
Dycom Industries, Inc. *	12,926	5,184,231
Enerpac Tool Group Corp., Class A	24,299	868,446
EnerSys	35,161	6,541,704
Enpro, Inc.	8,262	2,593,607
Esab Corp.	30,728	2,658,894
ESCO Technologies, Inc.	7,081	2,232,568
Everus Construction Group, Inc. *	25,040	3,140,767
Federal Signal Corp.	23,359	2,918,707
Flowserve Corp.	78,013	5,928,208
Franklin Electric Co., Inc.	30,089	3,150,920
FTAI Aviation Ltd.	11,780	2,426,680
GATX Corp.	20,966	3,750,188
Gibraltar Industries, Inc. *	33,929	1,433,840
GrafTech International Ltd. *	104,635	703,147
Granite Construction, Inc.	26,964	3,261,835
Greenbrier Cos., Inc.	51,070	2,515,197
Griffon Corp.	30,422	2,621,464
Hayward Holdings, Inc. *	128,040	1,937,245
HEICO Corp.	13,006	4,634,818
Helios Technologies, Inc.	24,771	1,929,909
Herc Holdings, Inc.	20,916	3,140,328
Hexcel Corp.	45,683	4,703,065
Hillman Solutions Corp. *	169,704	1,335,570
Hyster-Yale, Inc.	5,013	167,585
IES Holdings, Inc. *	1,097	816,760
Insteel Industries, Inc.	25,770	789,851
Janus International Group, Inc. *	143,068	733,939
JBT Marel Corp.	17,537	2,428,348
JELD-WEN Holding, Inc. *	524,753	745,149
Kadant, Inc.	5,547	1,705,702
Kennametal, Inc.	131,395	4,463,488
Kratos Defense & Security Solutions, Inc. *	17,808	829,853
Lennox International, Inc.	4,515	1,877,698
Lindsay Corp.	9,536	1,056,780
Manitowoc Co., Inc. *	80,369	1,113,111
Masterbrand, Inc. *	236,981	1,955,093
McGrath RentCorp	16,307	1,877,751
Mercury Systems, Inc. *	18,893	1,834,510
Miller Industries, Inc.	16,983	854,245
Modine Manufacturing Co. *	14,466	2,908,534
Moog, Inc., Class A	15,784	6,153,392
Mueller Water Products, Inc., Class A	82,116	2,072,608
MYR Group, Inc. *	10,334	3,443,495
Nextpower, Inc., Class A *	20,922	1,880,260
NPK International, Inc. *	66,124	825,889
Primoris Services Corp.	31,190	2,632,748
Proto Labs, Inc. *	20,757	1,557,813
Quanex Building Products Corp.	81,248	1,449,464
RBC Bearings, Inc. *	4,898	2,700,316
Simpson Manufacturing Co., Inc.	23,698	4,449,063
SiteOne Landscape Supply, Inc. *	35,794	3,380,385
SPX Technologies, Inc. *	9,946	2,184,341
StandardAero, Inc. *	47,578	1,394,511
SECURITY	NUMBER OF SHARES	VALUE ($)
Standex International Corp.	6,257	1,855,200
Sterling Infrastructure, Inc. *	4,247	2,534,482
Tennant Co.	18,793	1,579,176
Terex Corp.	116,126	7,297,358
Titan International, Inc. *	104,259	752,750
Titan Machinery, Inc. *	48,731	827,940
Trex Co., Inc. *	83,114	3,603,823
Trinity Industries, Inc.	94,723	2,959,147
Tutor Perini Corp.	34,053	2,851,939
V2X, Inc. *	27,394	2,472,035
Valmont Industries, Inc.	12,401	5,973,562
Vertiv Holdings Co., Class A	11,716	2,830,234
VSE Corp.	5,677	1,103,552
Wabash National Corp.	160,381	2,014,385
Watts Water Technologies, Inc., Class A	11,840	4,094,154
Woodward, Inc.	17,384	6,271,278
Worthington Enterprises, Inc.	22,808	1,282,038
Zurn Elkay Water Solutions Corp., Class C	50,464	2,548,937
		275,065,890

Commercial & Professional Services 5.0%
ACCO Brands Corp.	313,021	1,320,949
Alight, Inc., Class A	72,610	1,232,918
Amentum Holdings, Inc. *	106,468	2,363,590
Barrett Business Services, Inc.	19,437	758,820
Brady Corp., Class A	27,521	2,594,405
BrightView Holdings, Inc. *	88,153	1,149,515
Brink's Co.	32,923	3,899,729
Casella Waste Systems, Inc., Class A *	18,439	1,654,163
CBIZ, Inc. *	53,694	2,957,465
Cimpress PLC *	7,148	705,508
Civeo Corp. *	21,294	670,974
Clarivate PLC *	624,807	1,237,118
Clean Harbors, Inc. *	10,818	3,384,736
Conduent, Inc. *	730,599	1,147,040
CoreCivic, Inc. *	137,593	4,114,031
Deluxe Corp.	86,119	2,227,898
Ennis, Inc.	36,336	792,125
Enviri Corp. *	36,474	808,993
ExlService Holdings, Inc. *	91,522	3,105,341
Exponent, Inc.	24,176	1,616,166
FTI Consulting, Inc. *	30,694	4,892,010
GEO Group, Inc. *	192,086	5,933,537
Healthcare Services Group, Inc. *	103,873	2,420,241
HNI Corp.	87,491	3,937,970
Huron Consulting Group, Inc. *	10,589	1,607,093
ICF International, Inc.	23,991	1,941,352
Insperity, Inc.	71,770	3,632,280
Interface, Inc., Class A	50,505	1,730,301
Kelly Services, Inc., Class A	200,449	2,974,663
Kforce, Inc.	42,976	2,439,747
Korn Ferry	53,879	4,432,625
MillerKnoll, Inc.	137,208	3,089,924
MSA Safety, Inc.	17,587	3,346,278
OPENLANE, Inc. *	84,738	3,369,183
Parsons Corp. *	44,065	1,948,114
Paycom Software, Inc.	20,208	3,313,304
Paylocity Holding Corp. *	5,767	795,240
Pitney Bowes, Inc.	123,049	2,157,049
Resources Connection, Inc.	123,359	539,079
Rollins, Inc.	75,425	2,863,887
Tetra Tech, Inc.	137,756	4,567,989
TIC Solutions, Inc. *	86,434	631,833
TriNet Group, Inc.	49,365	3,249,698
TrueBlue, Inc. *	193,874	1,372,628
TTEC Holdings, Inc. *	201,824	502,542
UL Solutions, Inc., Class A	16,130	1,478,153

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UniFirst Corp.	17,144	5,022,849
Verra Mobility Corp., Class A *	75,774	400,844
Vestis Corp. *	376,976	5,451,073
		117,782,970

Consumer Discretionary Distribution & Retail 4.1%
1-800-Flowers.com, Inc., Class A *(a)	127,750	498,225
Abercrombie & Fitch Co., Class A *	59,787	5,951,198
America's Car-Mart, Inc. *	25,200	80,388
Arko Corp.	126,074	1,007,331
Boot Barn Holdings, Inc. *	13,774	2,052,188
Buckle, Inc.	39,887	1,745,854
Caleres, Inc.	128,810	1,653,920
Camping World Holdings, Inc., Class A	148,931	921,883
Carvana Co., Class A *	9,875	615,805
Chewy, Inc., Class A *	50,199	1,134,497
Coupang, Inc., Class A *	84,428	1,380,398
Designer Brands, Inc., Class A	247,004	1,491,904
Dillard's, Inc., Class A	4,261	2,506,917
Etsy, Inc. *	81,794	6,680,934
Five Below, Inc. *	24,358	5,288,852
Floor & Decor Holdings, Inc., Class A *	73,226	4,215,621
GameStop Corp., Class A *	237,732	5,163,539
Genesco, Inc. *	44,321	1,693,949
Gold.com, Inc.	115,946	4,795,527
Haverty Furniture Cos., Inc.	29,098	716,975
MarineMax, Inc. *	59,540	2,052,344
Monro, Inc.	91,490	1,120,752
National Vision Holdings, Inc. *	95,930	2,114,297
Ollie's Bargain Outlet Holdings, Inc. *	34,554	2,538,682
OneWater Marine, Inc., Class A *	36,245	444,001
Petco Health & Wellness Co., Inc., Class A *	287,472	802,047
RH *	29,190	4,831,529
Sally Beauty Holdings, Inc. *	204,571	3,062,428
Shoe Station Group, Inc.	50,734	771,157
Sonic Automotive, Inc., Class A	29,791	2,728,260
Stitch Fix, Inc., Class A *	213,398	857,860
Upbound Group, Inc.	126,781	2,458,284
Urban Outfitters, Inc. *	69,329	5,142,825
Valvoline, Inc. *	148,812	5,715,869
Victoria's Secret & Co. *	126,267	11,197,357
Wayfair, Inc., Class A *	24,094	2,045,581
Zumiez, Inc. *	44,174	868,903
		98,348,081

Consumer Durables & Apparel 3.4%
Acushnet Holdings Corp.	21,918	2,219,636
Beazer Homes USA, Inc. *	68,525	2,199,652
Callaway Golf Co. *	224,863	4,150,971
Cavco Industries, Inc. *	6,848	3,746,061
Century Communities, Inc.	54,494	3,659,817
Champion Homes, Inc. *	50,691	4,035,511
Columbia Sportswear Co.	63,393	3,764,276
Dream Finders Homes, Inc., Class A *	28,416	363,441
Ethan Allen Interiors, Inc.	43,354	971,130
G-III Apparel Group Ltd.	80,531	2,932,134
GoPro, Inc., Class A *(a)	685,887	513,729
Green Brick Partners, Inc. *	24,345	1,721,922
Helen of Troy Ltd. *	124,633	3,443,610
Hooker Furnishings Corp.	40,157	560,993
Hovnanian Enterprises, Inc., Class A *	11,006	1,363,643
Installed Building Products, Inc.	11,531	2,570,721
Kontoor Brands, Inc.	47,364	3,966,261
La-Z-Boy, Inc.	65,182	2,566,867
Levi Strauss & Co., Class A	94,078	2,306,793
LGI Homes, Inc. *	52,972	2,890,682
SECURITY	NUMBER OF SHARES	VALUE ($)
Malibu Boats, Inc., Class A *	42,032	1,158,822
MasterCraft Boat Holdings, Inc. *	28,128	672,822
Movado Group, Inc.	33,607	1,283,115
Oxford Industries, Inc.	43,904	1,664,840
SharkNinja, Inc. *	28,021	4,532,957
Smith & Wesson Brands, Inc.	127,553	1,855,896
Sonos, Inc. *	126,415	1,853,244
Steven Madden Ltd.	112,944	5,204,460
Sturm Ruger & Co., Inc.	34,408	1,278,945
Under Armour, Inc., Class A *	792,764	5,271,881
Wolverine World Wide, Inc.	96,975	1,908,468
YETI Holdings, Inc. *	68,020	3,328,899
		79,962,199

Consumer Services 4.3%
Airbnb, Inc., Class A *	11,319	1,715,055
BJ's Restaurants, Inc. *	26,403	1,785,107
Bloomin' Brands, Inc.	320,166	2,772,638
Boyd Gaming Corp.	28,208	2,399,372
Bright Horizons Family Solutions, Inc. *	29,943	2,231,951
Brightstar Lottery PLC	59,253	594,900
Brinker International, Inc. *	11,643	2,488,109
Cheesecake Factory, Inc.	27,229	2,761,565
Chegg, Inc. *	391,675	385,017
Choice Hotels International, Inc.	14,183	1,581,263
Churchill Downs, Inc.	35,595	3,000,659
Covista, Inc. *	28,640	3,575,704
Cracker Barrel Old Country Store, Inc. (a)	92,428	5,212,015
Dave & Buster's Entertainment, Inc. *	114,806	1,244,497
Dine Brands Global, Inc.	44,932	1,614,856
DoorDash, Inc., Class A *	30,062	5,896,962
Frontdoor, Inc. *	36,498	2,650,850
Graham Holdings Co., Class B	2,720	3,273,629
Grand Canyon Education, Inc. *	24,485	3,558,650
H&R Block, Inc.	123,645	5,444,089
Hilton Grand Vacations, Inc. *	80,504	3,714,455
Hyatt Hotels Corp., Class A	12,868	2,239,804
Jack in the Box, Inc. *	102,085	1,671,131
Laureate Education, Inc. *	132,543	5,077,722
Life Time Group Holdings, Inc. *	23,910	1,078,341
Matthews International Corp., Class A	42,899	1,190,447
Papa John's International, Inc.	40,437	1,209,066
Perdoceo Education Corp.	52,331	1,664,649
Planet Fitness, Inc., Class A *	27,817	1,555,248
Red Rock Resorts, Inc., Class A	37,770	2,433,899
Six Flags Entertainment Corp. *	120,211	2,083,257
Strategic Education, Inc.	26,133	2,142,906
Stride, Inc. *	27,549	2,211,909
Travel & Leisure Co.	75,886	5,768,854
United Parks & Resorts, Inc. *	50,793	2,266,892
Wendy's Co.	408,909	3,009,570
Wingstop, Inc.	6,339	820,837
WW International, Inc. *	16,708	239,927
Wyndham Hotels & Resorts, Inc.	63,912	4,784,452
Wynn Resorts Ltd.	27,612	2,742,148
		102,092,402

Consumer Staples Distribution & Retail 0.8%
Chefs' Warehouse, Inc. *	18,545	2,139,166
Grocery Outlet Holding Corp. *	232,762	2,139,083
Ingles Markets, Inc., Class A	41,859	3,767,729
Maplebear, Inc. *	55,401	2,470,885
PriceSmart, Inc.	27,531	5,338,536

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Village Super Market, Inc., Class A	16,792	737,840
Weis Markets, Inc.	31,206	2,404,422
		18,997,661

Energy 5.5%
Antero Midstream Corp.	162,897	3,578,847
Archrock, Inc.	96,565	3,453,164
Ardmore Shipping Corp.	34,696	603,363
Bristow Group, Inc.	22,848	1,035,471
Cactus, Inc., Class A	35,117	2,282,956
Comstock Resources, Inc. *	82,162	1,089,468
Core Laboratories, Inc.	30,069	319,934
Core Natural Resources, Inc.	58,653	4,682,856
Crescent Energy Co., Class A	566,884	6,502,160
CVR Energy, Inc.	77,582	2,763,471
Delek U.S. Holdings, Inc.	124,697	8,463,185
DHT Holdings, Inc.	74,825	1,389,500
Diversified Energy Co.	44,389	597,476
Dorian LPG Ltd.	55,998	2,655,425
DT Midstream, Inc.	33,668	4,646,184
Expro Ltd. *	106,189	1,693,715
Golar LNG Ltd.	16,020	787,383
Green Plains, Inc. *	197,900	3,334,615
Gulfport Energy Corp. *	20,351	3,284,041
Helix Energy Solutions Group, Inc. *	206,606	1,964,823
International Seaways, Inc.	48,355	4,650,784
Kodiak Gas Services, Inc.	36,690	2,154,070
Kosmos Energy Ltd. *	1,808,769	4,865,589
Liberty Energy, Inc., Class A	172,811	3,233,294
Magnolia Oil & Gas Corp., Class A	185,749	4,775,607
Nabors Industries Ltd. *	52,417	4,490,564
New Fortress Energy, Inc. *	1,074,559	346,545
Noble Corp. PLC	95,979	4,069,510
Northern Oil & Gas, Inc.	168,666	3,567,286
Oceaneering International, Inc. *	70,156	3,422,210
Oil States International, Inc. *	133,464	1,082,393
Par Pacific Holdings, Inc. *	103,233	8,881,135
Permian Resources Corp., Class A	122,301	2,606,234
ProPetro Holding Corp. *	254,138	2,820,932
REX American Resources Corp. *	24,879	1,070,792
RPC, Inc.	217,784	1,221,768
Scorpio Tankers, Inc.	35,442	2,759,514
Select Water Solutions, Inc.	126,416	2,341,224
Summit Midstream Corp. *	19,969	615,445
Talos Energy, Inc. *	229,120	3,478,042
Teekay Corp. Ltd.	29,828	347,496
Texas Pacific Land Corp.	7,204	2,900,186
Tidewater, Inc. *	18,949	1,422,312
VAALCO Energy, Inc.	72,165	384,639
Valaris Ltd. *	27,014	2,139,239
W&T Offshore, Inc.	334,547	1,201,024
Weatherford International PLC	61,023	5,357,209
		131,333,080

Equity Real Estate Investment Trusts (REITs) 8.3%
Acadia Realty Trust	54,568	1,226,143
Agree Realty Corp.	28,104	2,186,491
American Assets Trust, Inc.	50,438	1,189,832
American Healthcare REIT, Inc.	36,383	2,022,895
American Homes 4 Rent, Class A	157,825	5,274,512
Americold Realty Trust, Inc.	424,949	5,987,531
Apple Hospitality REIT, Inc.	248,851	4,108,530
Brandywine Realty Trust	450,823	1,370,502
Brixmor Property Group, Inc.	192,424	6,063,280
Broadstone Net Lease, Inc.	115,131	2,464,955
CareTrust REIT, Inc.	29,584	1,240,753
Centerspace	13,104	718,623
SECURITY	NUMBER OF SHARES	VALUE ($)
COPT Defense Properties	86,732	3,292,347
Cousins Properties, Inc.	155,386	4,902,428
CubeSmart	116,640	4,835,894
DiamondRock Hospitality Co.	159,249	2,108,457
Diversified Healthcare Trust	345,052	3,070,963
Douglas Emmett, Inc.	251,733	2,975,484
Easterly Government Properties, Inc.	48,300	1,176,588
EastGroup Properties, Inc.	14,093	2,945,578
Empire State Realty Trust, Inc., Class A	194,856	985,971
EPR Properties	53,234	3,304,234
Equity LifeStyle Properties, Inc.	70,142	4,564,140
Essential Properties Realty Trust, Inc.	49,276	1,541,846
Federal Realty Investment Trust	51,533	6,394,730
First Industrial Realty Trust, Inc.	53,410	3,516,514
Four Corners Property Trust, Inc.	44,130	1,129,728
Global Net Lease, Inc.	188,621	1,644,775
Healthcare Realty Trust, Inc., Class A	297,154	6,243,206
Highwoods Properties, Inc.	120,631	3,996,505
Hudson Pacific Properties, Inc. *	149,763	2,062,237
Independence Realty Trust, Inc.	120,065	1,996,681
Innovative Industrial Properties, Inc.	25,188	1,481,306
InvenTrust Properties Corp.	41,384	1,465,407
JBG SMITH Properties	97,894	1,375,411
Kilroy Realty Corp.	141,267	5,483,985
Kite Realty Group Trust	115,781	3,313,652
Lineage, Inc.	57,805	2,449,198
LTC Properties, Inc.	27,238	1,096,057
LXP Industrial Trust	50,731	3,070,747
Macerich Co.	176,566	4,562,465
Medical Properties Trust, Inc.	854,505	3,956,358
National Health Investors, Inc.	20,609	1,579,680
NNN REIT, Inc.	92,949	4,416,937
Omega Healthcare Investors, Inc.	106,903	5,412,499
Outfront Media, Inc.	116,264	3,705,334
Park Hotels & Resorts, Inc.	419,484	6,317,429
Pebblebrook Hotel Trust	171,614	3,277,827
Phillips Edison & Co., Inc.	60,578	2,573,959
Piedmont Realty Trust, Inc., Class A *	203,846	1,975,268
Rayonier, Inc.	252,547	5,500,474
Rexford Industrial Realty, Inc.	86,278	3,258,720
RLJ Lodging Trust	275,638	3,376,566
Ryman Hospitality Properties, Inc.	25,566	3,416,896
Sabra Health Care REIT, Inc.	156,207	3,306,902
Service Properties Trust (b)	196,131	1,574,932
SITE Centers Corp.	48,926	209,403
SL Green Realty Corp.	92,865	4,915,345
STAG Industrial, Inc.	92,293	3,531,130
Summit Hotel Properties, Inc.	119,232	820,316
Sunstone Hotel Investors, Inc.	202,803	2,386,991
Tanger, Inc.	49,421	2,009,458
Terreno Realty Corp.	27,055	1,938,491
Urban Edge Properties	92,960	2,106,474
Vornado Realty Trust	83,587	3,292,492
Xenia Hotels & Resorts, Inc.	94,334	1,941,394
		197,641,856

Financial Services 6.6%
Acadian Asset Management, Inc.	26,082	2,255,832
Adamas Trust, Inc.	123,896	1,123,737
Apollo Commercial Real Estate Finance, Inc.	166,057	1,099,297
Arbor Realty Trust, Inc.	333,986	1,673,270
ARES Management Corp., Class A	12,200	1,562,698
Artisan Partners Asset Management, Inc., Class A	64,857	2,544,989
BGC Group, Inc., Class A	161,398	1,859,305
Blackstone Mortgage Trust, Inc., Class A	175,976	2,558,691
Blue Owl Capital, Inc., Class A	52,774	543,572

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BRC Group Holdings, Inc. *	130,500	934,380
BrightSpire Capital, Inc., Class A	152,603	764,541
Chimera Investment Corp.	141,018	1,759,905
Claros Mortgage Trust, Inc. *	254,339	450,180
Cohen & Steers, Inc.	18,063	1,486,043
Coinbase Global, Inc., Class A *	21,198	3,100,420
Credit Acceptance Corp. *	7,019	3,993,179
DigitalBridge Group, Inc.	180,285	2,861,123
Donnelley Financial Solutions, Inc. *	28,313	1,339,205
Enact Holdings, Inc.	24,178	1,144,103
Encore Capital Group, Inc. *	38,890	3,658,771
Enova International, Inc. *	22,479	5,712,813
Essent Group Ltd.	62,548	4,125,666
Euronet Worldwide, Inc. *	59,514	4,245,134
EVERTEC, Inc.	22,515	685,357
EZCORP, Inc., Class A *	53,921	1,605,228
FactSet Research Systems, Inc.	23,271	6,124,927
Federal Agricultural Mortgage Corp., Class C	6,897	1,569,757
Federated Hermes, Inc.	75,090	4,502,396
FirstCash Holdings, Inc.	20,254	4,132,019
Franklin BSP Realty Trust, Inc.	89,932	682,584
Green Dot Corp., Class A *	84,879	1,112,764
Hamilton Lane, Inc., Class A	10,711	952,315
Happen, Inc. *	71,829	1,374,807
Houlihan Lokey, Inc., Class A	24,523	3,077,391
Interactive Brokers Group, Inc., Class A	34,807	3,062,668
KKR Real Estate Finance Trust, Inc.	112,775	784,914
Ladder Capital Corp., Class A	96,138	919,079
loanDepot, Inc., Class A *	355,730	349,042
MarketAxess Holdings, Inc.	19,144	3,107,071
MFA Financial, Inc.	139,229	1,268,376
Moelis & Co., Class A	64,577	4,331,825
Morningstar, Inc.	11,828	2,277,718
Navient Corp.	236,450	1,983,816
NCR Atleos Corp. *	83,860	3,943,936
Nelnet, Inc., Class A	10,097	1,371,879
NMI Holdings, Inc., Class A *	41,695	1,847,089
Oppenheimer Holdings, Inc., Class A	10,252	1,093,273
Paysafe Ltd. *	85,163	688,117
PennyMac Financial Services, Inc.	46,001	3,468,935
PennyMac Mortgage Investment Trust	130,065	1,226,513
Piper Sandler Cos.	36,688	2,780,950
PJT Partners, Inc., Class A	7,621	1,282,691
PRA Group, Inc. *	59,981	1,041,870
Radian Group, Inc.	126,235	4,921,903
Ready Capital Corp.	354,485	506,914
Redwood Trust, Inc.	163,764	748,401
Regional Management Corp.	15,726	507,478
Rocket Cos., Inc., Class A *	173,512	2,238,305
Shift4 Payments, Inc., Class A *	22,368	1,185,504
SoFi Technologies, Inc. *	41,681	679,817
Stifel Financial Corp.	73,221	6,070,753
Toast, Inc., Class A *	76,447	2,466,945
TPG RE Finance Trust, Inc.	86,555	689,843
TPG, Inc.	49,626	2,166,671
Tradeweb Markets, Inc., Class A	22,024	2,213,412
Two Harbors Investment Corp.	48,945	591,745
Victory Capital Holdings, Inc., Class A	31,450	3,114,494
Virtu Financial, Inc., Class A	91,426	5,369,449
Virtus Investment Partners, Inc.	8,740	1,392,719
Walker & Dunlop, Inc.	32,229	1,601,459
WEX, Inc. *	33,218	6,210,437
WisdomTree, Inc.	34,762	673,340
World Acceptance Corp. *	7,242	1,302,184
		158,097,934

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.5%
B&G Foods, Inc.	378,969	1,337,761
Boston Beer Co., Inc., Class A *	12,868	2,357,418
Cal-Maine Foods, Inc.	61,313	5,382,055
Coca-Cola Consolidated, Inc.	12,098	2,273,214
Del Monte Corp.	69,848	2,075,184
Dole PLC	40,269	569,404
Hain Celestial Group, Inc. *	555,125	276,674
J&J Snack Foods Corp.	20,617	1,577,201
John B Sanfilippo & Son, Inc.	13,474	1,115,108
Marzetti Co.	17,900	1,912,973
MGP Ingredients, Inc.	28,316	501,193
Nomad Foods Ltd.	225,338	2,681,522
Pilgrim's Pride Corp.	69,736	1,907,977
Primo Brands Corp.	79,899	1,813,707
Seaboard Corp.	778	3,433,516
Seneca Foods Corp., Class A *	9,632	1,594,000
Simply Good Foods Co. *	120,967	1,231,444
Smithfield Foods, Inc.	47,755	1,243,540
Universal Corp.	39,136	2,062,076
		35,345,967

Health Care Equipment & Services 4.7%
Acadia Healthcare Co., Inc. *	243,740	7,219,578
Accendra Health, Inc. *	450,715	1,392,709
AdaptHealth Corp., Class A *	177,604	1,918,123
Addus HomeCare Corp. *	13,719	1,584,270
agilon health, Inc. *	49,983	4,578,943
Astrana Health, Inc. *	49,436	1,757,944
BrightSpring Health Services, Inc. *	52,716	3,147,672
Brookdale Senior Living, Inc. *	160,654	2,345,548
Chemed Corp.	12,795	6,810,139
Claritev Corp. *	20,311	461,263
Clover Health Investments Corp., Class A *	423,850	1,767,455
Concentra Group Holdings Parent, Inc.	149,328	4,726,231
CONMED Corp.	40,708	1,884,780
Dexcom, Inc. *	74,569	6,222,783
Embecta Corp.	106,924	389,203
Enovis Corp. *	102,033	2,974,262
Ensign Group, Inc.	19,455	3,466,103
Envista Holdings Corp. *	195,768	5,346,424
Evolent Health, Inc., Class A *	238,829	737,982
Fulgent Genetics, Inc. *	37,983	628,619
Globus Medical, Inc., Class A *	36,799	2,899,393
Haemonetics Corp. *	39,295	3,361,294
HealthEquity, Inc. *	22,347	2,248,332
ICU Medical, Inc. *	19,673	3,315,097
Insulet Corp. *	7,221	1,193,992
Integer Holdings Corp. *	26,426	3,203,096
Integra LifeSciences Holdings Corp. *	149,804	2,494,237
Lantheus Holdings, Inc. *	24,890	2,480,040
LivaNova PLC *	24,550	1,967,437
Merit Medical Systems, Inc. *	25,043	2,128,906
National HealthCare Corp.	10,664	2,410,384
Neogen Corp. *	184,092	2,216,468
OmniAb, Inc., Class A *(c)	2,660	0
OmniAb, Inc., Class B *(c)	2,660	0
Omnicell, Inc. *	42,363	1,498,379
Option Care Health, Inc. *	147,047	3,386,493
Pediatrix Medical Group, Inc. *	101,591	2,693,177
Penumbra, Inc. *	4,606	1,479,401
Privia Health Group, Inc. *	51,390	1,216,401
Progyny, Inc. *	42,000	1,307,460
RadNet, Inc. *	19,314	1,231,847
Surgery Partners, Inc. *	107,215	1,651,111
Teladoc Health, Inc. *	284,523	1,909,149

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Varex Imaging Corp. *	61,146	684,224
Veeva Systems, Inc., Class A *	23,099	4,707,114
Waystar Holding Corp. *	42,767	902,811
		111,946,274

Household & Personal Products 1.1%
BellRing Brands, Inc. *	66,346	822,027
Central Garden & Pet Co. *	9,358	402,862
Central Garden & Pet Co., Class A *	59,600	2,259,436
Coty, Inc., Class A *	725,756	1,995,829
Edgewell Personal Care Co.	108,641	2,953,949
elf Beauty, Inc. *	15,243	1,263,492
Energizer Holdings, Inc.	118,422	2,483,309
Herbalife Ltd. *	222,317	2,761,177
Interparfums, Inc.	12,059	1,501,949
Medifast, Inc. *	67,482	663,348
Nu Skin Enterprises, Inc., Class A	215,733	1,119,654
Reynolds Consumer Products, Inc.	73,068	1,822,316
Spectrum Brands Holdings, Inc.	40,543	3,599,002
USANA Health Sciences, Inc. *	37,207	822,647
WD-40 Co.	5,635	1,279,934
		25,750,931

Insurance 2.0%
AMERISAFE, Inc.	22,067	640,826
Assured Guaranty Ltd.	16,617	1,374,558
Axis Capital Holdings Ltd.	28,881	3,041,747
Brighthouse Financial, Inc. *	48,391	2,995,887
CNA Financial Corp.	25,575	1,341,920
Employers Holdings, Inc.	33,478	1,692,313
Erie Indemnity Co., Class A	12,652	3,062,290
F&G Annuities & Life, Inc.	25,370	724,821
Hanover Insurance Group, Inc.	26,204	6,095,836
Horace Mann Educators Corp.	26,545	1,383,260
Kemper Corp.	86,278	2,448,570
Kinsale Capital Group, Inc.	4,192	1,494,113
Mercury General Corp.	18,992	2,034,423
Oscar Health, Inc., Class A *	45,865	1,431,905
Pelagos Insurance Capital Ltd.	22,167	560,603
RLI Corp.	57,978	3,550,573
Ryan Specialty Holdings, Inc., Class A	16,794	741,623
Safety Insurance Group, Inc.	13,051	1,349,343
Selective Insurance Group, Inc.	46,688	4,425,556
SiriusPoint Ltd. *	29,982	709,074
Stewart Information Services Corp.	35,456	2,396,471
White Mountains Insurance Group Ltd.	1,725	3,618,584
		47,114,296

Materials 4.9%
AdvanSix, Inc.	74,705	1,498,582
Alto Ingredients, Inc. *	67,650	322,014
Ardagh Metal Packaging SA	160,860	760,868
Avient Corp.	106,891	3,882,281
Balchem Corp.	12,283	2,058,078
Cabot Corp.	55,099	4,849,814
Clearwater Paper Corp. *	57,940	1,218,478
Coeur Mining, Inc.	84,960	1,266,754
Compass Minerals International, Inc. *	67,177	1,970,973
Ecovyst, Inc. *	201,150	2,425,869
Element Solutions, Inc.	146,789	5,391,560
Ferroglobe PLC	192,468	612,048
Greif, Inc., Class A	42,517	3,679,846
Hawkins, Inc.	8,878	1,136,650
HB Fuller Co.	57,090	3,157,077
Hecla Mining Co.	130,122	1,837,323
Ingevity Corp. *	41,661	3,045,836
SECURITY	NUMBER OF SHARES	VALUE ($)
Innospec, Inc.	26,633	2,289,905
Kaiser Aluminum Corp.	20,749	3,313,200
Knife River Corp. *	44,652	3,267,187
Koppers Holdings, Inc.	34,175	1,675,258
LSB Industries, Inc. *	83,703	910,689
Magnera Corp. *	66,092	875,719
Materion Corp.	14,407	3,037,572
Mativ Holdings, Inc.	106,559	930,260
Metallus, Inc. *	66,986	1,347,758
Minerals Technologies, Inc.	34,692	2,644,918
MP Materials Corp. *	9,296	384,576
Myers Industries, Inc.	43,489	1,485,584
NewMarket Corp.	6,451	5,484,382
Orion SA	162,242	1,095,134
Quaker Chemical Corp.	14,730	2,364,460
Rayonier Advanced Materials, Inc. *	192,943	1,726,840
Royal Gold, Inc.	12,720	2,523,012
Ryerson Holding Corp.	161,903	4,499,284
Scotts Miracle-Gro Co.	50,030	3,285,970
Sensient Technologies Corp.	26,431	3,268,722
Silgan Holdings, Inc.	106,412	4,254,352
Southern Copper Corp.	33,683	6,154,221
Stepan Co.	39,618	2,541,099
SunCoke Energy, Inc.	210,795	1,787,542
Sylvamo Corp.	54,442	2,036,675
Tredegar Corp. *	57,072	433,176
TriMas Corp.	38,674	1,544,253
Trinseo PLC *(b)(c)	328,493	163
Tronox Holdings PLC	798,865	4,665,372
Warrior Met Coal, Inc.	57,944	4,601,333
Worthington Steel, Inc.	60,699	2,185,771
		115,728,438

Media & Entertainment 3.3%
Advantage Solutions, Inc. *	13,287	521,382
AMC Global Media, Inc., Class A *	202,289	2,265,637
Angi, Inc. *	49,624	281,368
Cable One, Inc. *	21,178	846,908
Cargurus, Inc. *	61,689	2,235,609
Cars.com, Inc. *	95,102	1,126,959
Cinemark Holdings, Inc.	49,257	1,802,314
Clear Channel Outdoor Holdings, Inc. *	499,723	1,209,330
EchoStar Corp., Class A *	59,473	5,001,085
EW Scripps Co., Class A *	386,986	1,087,431
Gray Media, Inc.	478,514	1,933,197
iHeartMedia, Inc., Class A *	500,782	1,797,807
John Wiley & Sons, Inc., Class A	59,704	3,116,549
Liberty Broadband Corp., Class C *	59,036	2,009,585
Liberty Media Corp.-Liberty Formula One, Class C *	48,450	4,754,398
Live Nation Entertainment, Inc. *	11,469	1,997,097
Match Group, Inc.	150,689	5,938,653
New York Times Co., Class A	65,247	4,886,348
NIQ Global Intelligence PLC *	45,780	511,363
People, Inc. *	78,773	3,274,594
Pinterest, Inc., Class A *	227,582	5,464,244
Roku, Inc. *	24,951	3,618,144
Scholastic Corp.	58,575	2,381,074
Shutterstock, Inc.	35,893	193,822
Sinclair, Inc.	188,106	2,584,576
Snap, Inc., Class A *	323,616	1,517,759
TKO Group Holdings, Inc.	7,694	1,398,846
Trade Desk, Inc., Class A *	79,156	1,427,974
TripAdvisor, Inc. *	141,825	2,008,951
USA TODAY Co., Inc. *	280,835	2,440,456
Warner Music Group Corp., Class A	52,170	1,354,333
Yelp, Inc., Class A *	109,272	2,888,059

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ziff Davis, Inc. *	82,184	4,362,327
ZoomInfo Technologies, Inc., Class A *	255,880	844,404
		79,082,583

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Alkermes PLC *	42,712	2,092,461
Amneal Pharmaceuticals, Inc. *	86,315	1,581,291
Azenta, Inc. *	39,594	1,113,779
BioMarin Pharmaceutical, Inc. *	78,105	4,687,862
Bio-Rad Laboratories, Inc., Class A *	17,227	5,607,044
Bio-Techne Corp.	58,300	4,202,847
Bruker Corp.	83,241	5,230,864
Collegium Pharmaceutical, Inc. *	26,201	927,253
Corcept Therapeutics, Inc. *	28,925	3,311,623
Emergent BioSolutions, Inc. *	140,883	1,017,175
Exelixis, Inc. *	104,250	5,528,378
Fortrea Holdings, Inc. *	308,751	5,918,757
Halozyme Therapeutics, Inc. *	36,222	2,989,764
Incyte Corp. *	26,266	3,139,312
Innoviva, Inc. *	65,577	1,375,150
Ironwood Pharmaceuticals, Inc., Class A *	420,307	1,777,899
Medpace Holdings, Inc. *	3,865	2,230,530
Myriad Genetics, Inc. *	116,220	332,389
Neurocrine Biosciences, Inc. *	25,689	4,284,925
Pacira BioSciences, Inc. *	49,285	1,301,617
Prestige Consumer Healthcare, Inc. *	42,833	2,151,073
Repligen Corp. *	10,682	1,506,269
Royalty Pharma PLC, Class A	122,138	7,136,523
Sotera Health Co. *	85,257	1,522,690
Supernus Pharmaceuticals, Inc. *	27,420	1,223,755
		72,191,230

Real Estate Management & Development 1.0%
AGNT, Inc.	175,844	712,168
Compass, Inc., Class A *	949,696	10,817,037
CoStar Group, Inc. *	102,410	2,945,312
Marcus & Millichap, Inc.	31,694	974,590
Newmark Group, Inc., Class A	107,053	1,605,260
Opendoor Technologies, Inc. *	660,927	2,491,695
Zillow Group, Inc., Class C *	90,615	3,086,347
		22,632,409

Semiconductors & Semiconductor Equipment 3.8%
Allegro MicroSystems, Inc. *	35,711	1,482,007
Alpha & Omega Semiconductor Ltd. *	34,836	1,105,695
Amkor Technology, Inc.	134,939	6,729,408
Axcelis Technologies, Inc. *	19,541	2,547,756
Cirrus Logic, Inc. *	36,518	4,723,603
Cohu, Inc. *	51,238	2,458,912
Diodes, Inc. *	54,838	4,514,264
Enphase Energy, Inc. *	103,837	3,898,041
Entegris, Inc.	51,068	6,079,645
FormFactor, Inc. *	28,151	2,989,636
GLOBALFOUNDRIES, Inc.	65,457	3,272,195
Ichor Holdings Ltd. *	48,419	3,644,498
Lattice Semiconductor Corp. *	21,847	2,714,927
MACOM Technology Solutions Holdings, Inc. *	5,748	1,445,277
MaxLinear, Inc. *	53,978	3,606,810
MKS, Inc.	29,645	8,817,905
Monolithic Power Systems, Inc.	2,049	2,921,935
Onto Innovation, Inc. *	13,088	3,384,295
Penguin Solutions, Inc. *	46,553	2,450,084
Photronics, Inc. *	64,170	1,943,709
Power Integrations, Inc.	47,688	2,895,139
SECURITY	NUMBER OF SHARES	VALUE ($)
Rambus, Inc. *	16,430	1,495,623
Semtech Corp. *	6,884	811,073
Silicon Laboratories, Inc. *	21,833	4,748,678
Synaptics, Inc. *	28,673	3,077,186
Ultra Clean Holdings, Inc. *	58,422	4,867,137
Universal Display Corp.	19,265	1,544,282
Veeco Instruments, Inc. *	13,701	685,050
		90,854,770

Software & Services 4.1%
ACI Worldwide, Inc. *	64,544	3,700,308
Alarm.com Holdings, Inc. *	23,632	1,293,852
AppLovin Corp., Class A *	8,783	3,477,190
Blackbaud, Inc. *	34,894	1,493,463
BlackLine, Inc. *	28,767	903,284
Box, Inc., Class A *	31,412	991,049
CCC Intelligent Solutions Holdings, Inc. *	277,679	1,691,065
Commvault Systems, Inc. *	19,128	2,253,278
Consensus Cloud Solutions, Inc. *	25,121	914,404
CoreWeave, Inc., Class A *	4,990	358,132
Crowdstrike Holdings, Inc., Class A *	15,123	2,886,376
Datadog, Inc., Class A *	7,609	2,038,984
DigitalOcean Holdings, Inc. *	18,642	2,190,435
Docusign, Inc., Class A *	37,749	2,069,778
Dolby Laboratories, Inc., Class A	55,319	3,253,310
Dropbox, Inc., Class A *	171,951	5,598,725
Dynatrace, Inc. *	45,056	1,996,882
Fair Isaac Corp. *	3,806	4,274,024
Globant SA *	60,306	2,207,200
Guidewire Software, Inc. *	12,559	1,908,214
HubSpot, Inc. *	5,177	1,228,813
InterDigital, Inc.	6,595	2,010,321
LiveRamp Holdings, Inc. *	59,074	2,237,132
Manhattan Associates, Inc. *	15,325	2,932,592
MongoDB, Inc., Class A *	2,365	798,140
NCR Voyix Corp. *	215,344	1,780,895
Okta, Inc. *	22,656	3,215,566
Palantir Technologies, Inc., Class A *	15,003	1,846,269
Progress Software Corp. *	42,733	1,734,532
PTC, Inc. *	22,770	3,124,044
Qualys, Inc. *	17,974	2,601,736
Snowflake, Inc., Class A *	8,464	2,482,322
SPS Commerce, Inc. *	15,326	1,124,775
Teradata Corp. *	117,739	3,648,732
Thryv Holdings, Inc. *	138,849	562,338
Twilio, Inc., Class A *	33,801	6,670,627
Tyler Technologies, Inc. *	8,913	2,759,465
Unisys Corp. *	191,071	548,374
Unity Software, Inc. *	109,941	3,486,229
VeriSign, Inc.	20,379	5,910,318
Workday, Inc., Class A *	8,651	1,387,101
		97,590,274

Technology Hardware & Equipment 4.7%
Advanced Energy Industries, Inc.	11,393	3,298,501
Badger Meter, Inc.	9,893	1,329,125
Belden, Inc.	28,201	3,498,334
Benchmark Electronics, Inc.	47,410	3,781,896
Calix, Inc. *	26,587	954,473
Cognex Corp.	76,494	4,990,469
Coherent Corp. *	26,792	7,043,349
Crane NXT Co.	34,718	1,803,600
CTS Corp.	23,617	1,514,322
Diebold Nixdorf, Inc. *	14,454	1,063,670
ePlus, Inc.	22,816	2,108,427
Everpure, Inc., Class A *	32,639	2,518,752
Ingram Micro Holding Corp.	73,509	2,073,689

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IPG Photonics Corp. *	29,401	2,500,849
Itron, Inc. *	29,058	2,895,920
Kimball Electronics, Inc. *	34,868	862,286
Knowles Corp. *	69,010	2,525,076
Littelfuse, Inc.	14,799	6,543,082
Lumentum Holdings, Inc. *	14,097	10,064,412
Methode Electronics, Inc.	137,907	1,929,319
Mirion Technologies, Inc., Class A *	29,973	448,995
NETGEAR, Inc. *	50,564	1,221,626
NetScout Systems, Inc. *	68,738	2,795,574
Novanta, Inc. *	10,901	1,553,937
OSI Systems, Inc. *	7,929	1,755,401
PC Connection, Inc.	17,637	1,476,570
Plexus Corp. *	22,262	5,595,331
Ralliant Corp.	65,626	4,289,972
Rogers Corp. *	19,048	2,351,857
ScanSource, Inc. *	42,379	2,399,499
Super Micro Computer, Inc. *	52,923	1,503,013
TTM Technologies, Inc. *	41,097	4,744,238
Viasat, Inc. *	104,350	8,027,645
Viavi Solutions, Inc. *	111,112	4,105,588
Vistance Networks, Inc. *	277,278	3,255,244
Vontier Corp.	110,997	3,566,334
		112,390,375

Telecommunication Services 0.6%
Array Digital Infrastructure, Inc.	19,543	680,878
Cogent Communications Holdings, Inc.	78,103	1,054,390
IDT Corp., Class B	15,478	1,019,381
IHS Holding Ltd. *	176,190	1,444,758
Iridium Communications, Inc.	110,090	5,211,661
Liberty Capital Corp., Class C *	27,154	629,158
Shenandoah Telecommunications Co.	56,215	674,018
Uniti Group, Inc.	350,294	3,404,858
		14,119,102

Transportation 3.0%
Allegiant Travel Co. *	36,657	3,595,319
American Airlines Group, Inc. *	312,063	4,765,202
ArcBest Corp.	49,054	7,080,945
Costamare, Inc.	25,508	397,415
Covenant Logistics Group, Inc., Class A	27,687	983,442
Forward Air Corp. *	52,540	738,187
Genco Shipping & Trading Ltd.	59,610	1,522,439
Global Ship Lease, Inc., Class A	37,021	1,641,511
Heartland Express, Inc.	83,636	1,022,868
JetBlue Airways Corp. *	540,602	3,259,830
Kirby Corp. *	40,386	5,296,220
Marten Transport Ltd.	119,347	1,765,142
RXO, Inc. *	213,505	4,323,476
Saia, Inc. *	15,983	5,556,170
Schneider National, Inc., Class B	94,493	3,377,180
SkyWest, Inc. *	35,155	3,760,530
Southwest Airlines Co.	100,518	4,520,295
United Airlines Holdings, Inc. *	50,011	6,067,835
Werner Enterprises, Inc.	153,038	5,726,682
XPO, Inc. *	31,359	6,302,218
		71,702,906

Utilities 2.7%
American States Water Co.	20,377	1,745,086
Avista Corp.	73,638	2,978,657
SECURITY	NUMBER OF SHARES	VALUE ($)
Black Hills Corp.	75,389	5,368,451
California Water Service Group	37,523	1,880,278
Chesapeake Utilities Corp.	11,425	1,517,012
Clearway Energy, Inc., Class C	72,132	2,288,748
H2O America	27,531	1,688,476
Hawaiian Electric Industries, Inc. *	298,549	3,857,253
IDACORP, Inc.	31,117	4,446,930
MDU Resources Group, Inc.	156,060	3,113,397
MGE Energy, Inc.	17,200	1,367,916
New Jersey Resources Corp.	64,658	3,743,052
Northwest Natural Holding Co.	34,129	1,669,591
Northwestern Energy Group, Inc.	55,343	3,804,278
ONE Gas, Inc.	48,719	3,783,030
Ormat Technologies, Inc.	21,315	2,079,918
Otter Tail Corp.	27,713	2,450,383
Southwest Gas Holdings, Inc.	29,648	2,650,531
Spire, Inc.	43,280	3,456,341
Talen Energy Corp. *	11,960	3,995,836
TXNM Energy, Inc.	76,807	4,448,661
Unitil Corp.	14,287	770,641
		63,104,466
Total Common Stocks (Cost $1,630,171,344)		2,370,106,380

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)	5,786,965	5,786,965
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	297,199	297,199
		6,084,164
Total Short-Term Investments (Cost $6,084,164)		6,084,164
Total Investments in Securities (Cost $1,636,255,508)		2,376,190,544

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/18/26	53	7,785,700	(74,954)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $226,498.

REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at July 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc. *	$—	$641,355	($381,453 )	($2,043,259 )	$462,132	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc. *	994,556	688,600	(874,173)	(360,962)	924,607	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	674,614	(122,663)	(142,289)	210,149	—	—	84,988

Equity Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust (a)	2,191,677	570,795	(573,702)	(1,387,565)	773,727	1,574,932	196,131	30,059

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc. *	—	411,655	(288,116)	(950,382)	404,502	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc. *	—	658,980	(629,545)	(4,359,386)	3,977,603	—	—	—

Household & Personal Products 0.0%
Medifast, Inc. *	994,643	616,512	(738,940)	(300,268)	91,401	—	—	—
Nu Skin Enterprises, Inc., Class A	—	1,410,982	(1,394,760)	(1,105,182)	(852,557)	—	—	58,643
						—

Materials 0.0%
Trinseo PLC *,(a),(b)	—	48,296	—	—	(388,106)	163	328,493	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A *	—	1,275,387	(1,386,395)	(211,575)	871,941	—	—	—
EW Scripps Co., Class A *	1,323,422	1,296,724	(1,388,970)	(411,040)	267,295	—	—	—
Gray Media, Inc.	—	1,646,254	(1,608,408)	(545,994)	(29,010)	—	—	159,300
						—
Total	$5,504,298	$9,940,154	($9,387,125 )	($11,817,902 )	$6,713,684	$1,575,095		$332,990

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Fair valued using significant unobservable inputs.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$2,142,431,668	$—	$—	$2,142,431,668
Health Care Equipment & Services	111,946,274	—	0 *	111,946,274
Materials	115,728,275	—	163	115,728,438

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments [1]	$6,084,164	$—	$—	$6,084,164
Liabilities
Futures Contracts [2]	(74,954)	—	—	(74,954)
Total	$2,376,115,427	$—	$163	$2,376,115,590

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Equity Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 4.8%
AGL Energy Ltd.	340,656	1,982,219
Ampol Ltd.	135,570	3,824,994
ANZ Group Holdings Ltd.	465,513	12,166,215
APA Group	242,648	1,735,760
Aristocrat Leisure Ltd.	57,668	2,591,891
Aurizon Holdings Ltd.	722,152	2,123,676
BHP Group Ltd.	1,418,815	59,803,841
BlueScope Steel Ltd.	227,240	5,212,036
Brambles Ltd.	183,689	2,521,627
Coles Group Ltd.	316,368	5,344,396
Commonwealth Bank of Australia	142,429	17,804,310
Computershare Ltd.	52,932	1,520,899
CSL Ltd.	60,697	5,247,878
Downer EDI Ltd.	215,363	1,171,660
Dyno Nobel Ltd.	532,024	1,408,223
Endeavour Group Ltd.	566,908	1,383,666
Fortescue Ltd.	605,806	7,861,093
Goodman Group	56,970	1,186,054
Insurance Australia Group Ltd.	327,530	1,951,485
JB Hi-Fi Ltd.	31,883	1,834,136
Lendlease Corp. Ltd.	167,594	355,417
Macquarie Group Ltd.	37,075	6,581,506
Medibank Pvt Ltd.	514,712	1,865,698
Metcash Ltd.	504,660	1,077,551
Mineral Resources Ltd. *	35,346	1,436,533
National Australia Bank Ltd.	396,371	11,477,303
Northern Star Resources Ltd.	99,460	1,378,396
Orica Ltd.	93,827	1,532,722
Origin Energy Ltd.	315,608	2,381,079
QBE Insurance Group Ltd.	233,012	4,041,538
Ramsay Health Care Ltd.	61,240	1,903,202
Rio Tinto Ltd.	124,301	14,814,402
Santos Ltd.	927,104	5,148,903
Scentre Group	579,691	1,591,550
Sonic Healthcare Ltd.	185,551	2,839,765
South32 Ltd.	1,435,365	4,576,091
Stockland	433,435	1,297,431
Suncorp Group Ltd.	208,340	2,803,161
Telstra Group Ltd.	890,620	3,144,221
Transurban Group	253,473	2,632,256
Viva Energy Group Ltd.	402,735	809,732
Wesfarmers Ltd.	138,523	8,676,434
Westpac Banking Corp.	454,720	12,057,932
Whitehaven Coal Ltd.	412,988	2,039,561
Woodside Energy Group Ltd.	524,025	12,264,766
Woolworths Group Ltd.	302,207	8,433,271
Worley Ltd.	228,718	1,697,643
		257,534,123

Austria 0.5%
ams-OSRAM AG *	92,676	1,841,240
BAWAG Group AG	10,016	2,031,200
Erste Group Bank AG	40,903	5,346,966
OMV AG	98,556	7,206,922
Raiffeisen Bank International AG	44,731	3,071,165
SECURITY	NUMBER OF SHARES	VALUE ($)
voestalpine AG	63,526	3,309,083
Wienerberger AG	47,846	1,177,604
		23,984,180

Belgium 0.6%
Ageas SA	32,505	2,690,019
Anheuser-Busch InBev SA	194,582	16,900,218
KBC Group NV	34,663	4,986,575
Proximus SADP	122,926	910,757
Syensqo SA	29,288	2,605,379
UCB SA	6,718	1,724,399
Umicore SA	170,536	4,256,556
		34,073,903

Canada 8.9%
Agnico Eagle Mines Ltd.	24,656	3,579,548
Algonquin Power & Utilities Corp.	219,532	1,284,133
Alimentation Couche-Tard, Inc.	235,272	15,274,177
AltaGas Ltd.	68,219	2,714,453
ARC Resources Ltd.	163,920	3,920,703
Atco Ltd., Class I	32,594	1,855,639
B2Gold Corp.	328,758	1,231,216
Bank of Montreal (a)	89,279	16,015,258
Bank of Nova Scotia	236,763	20,768,803
Barrick Mining Corp.	244,322	8,966,984
Bausch Health Cos., Inc. *	287,988	1,982,440
BCE, Inc.	239,060	5,185,872
Brookfield Corp.	219,217	9,316,938
Canadian Imperial Bank of Commerce	119,140	14,111,357
Canadian National Railway Co.	87,193	11,086,887
Canadian Natural Resources Ltd.	547,853	26,098,101
Canadian Pacific Kansas City Ltd.	73,828	6,557,808
Canadian Tire Corp. Ltd., Class A (a)	25,887	3,778,208
Capital Power Corp.	26,682	1,253,731
CCL Industries, Inc., Class B	26,276	1,742,236
Cenovus Energy, Inc.	626,200	18,881,816
CGI, Inc.	55,442	4,058,140
Constellation Software, Inc.	918	1,966,505
Dollarama, Inc.	12,649	1,723,137
Element Fleet Management Corp.	53,556	1,201,892
Emera, Inc.	51,814	2,768,760
Empire Co. Ltd., Class A	68,451	2,505,418
Enbridge, Inc.	390,686	21,258,714
Fairfax Financial Holdings Ltd.	3,644	6,102,300
Finning International, Inc.	31,635	2,096,438
First Quantum Minerals Ltd. *	124,308	3,445,881
Fortis, Inc. (a)	86,434	4,920,236
Franco-Nevada Corp.	6,156	1,309,673
George Weston Ltd.	47,331	3,537,375
Gildan Activewear, Inc.	26,882	1,488,064
Great-West Lifeco, Inc.	33,252	2,204,545
Hydro One Ltd.	43,761	1,823,050
iA Financial Corp., Inc.	14,917	2,205,547
Imperial Oil Ltd.	42,274	5,480,829
Intact Financial Corp.	23,603	4,634,394
Keyera Corp.	51,015	2,167,460
Kinross Gold Corp.	68,012	1,568,034
Linamar Corp.	19,934	1,470,183
Loblaw Cos. Ltd.	112,286	5,271,278

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lundin Mining Corp.	79,724	1,973,977
Magna International, Inc.	179,383	12,302,230
Manulife Financial Corp.	252,716	11,223,810
Methanex Corp.	26,899	1,494,954
Metro, Inc.	60,749	4,037,944
National Bank of Canada	38,107	6,163,828
Nutrien Ltd.	229,239	15,822,781
Open Text Corp.	66,684	1,690,587
Pembina Pipeline Corp.	115,827	5,663,076
Power Corp. of Canada	90,292	6,170,399
Quebecor, Inc., Class B	39,360	1,821,367
Restaurant Brands International, Inc.	42,986	3,179,219
Rogers Communications, Inc., Class B	141,278	4,783,004
Royal Bank of Canada	144,509	30,246,022
Saputo, Inc.	70,157	1,973,314
Shopify, Inc., Class A *	12,660	1,482,697
Sun Life Financial, Inc.	78,542	6,516,546
Suncor Energy, Inc.	423,315	28,427,345
TC Energy Corp.	142,193	9,575,218
Teck Resources Ltd., Class B	129,945	7,819,781
TELUS Corp.	239,679	2,287,624
TFI International, Inc.	20,170	2,724,968
Thomson Reuters Corp.	16,836	1,651,548
Toromont Industries Ltd.	10,138	1,524,985
Toronto-Dominion Bank	229,860	27,553,358
Tourmaline Oil Corp.	81,125	3,582,729
Vermilion Energy, Inc.	119,467	1,421,486
Waste Connections, Inc.	22,336	3,741,760
West Fraser Timber Co. Ltd.	56,267	3,643,698
Wheaton Precious Metals Corp.	10,128	1,101,628
Whitecap Resources, Inc.	259,564	3,062,516
WSP Global, Inc.	14,392	1,758,332
		477,236,892

China 0.1%
China Gas Holdings Ltd.	1,036,800	808,690
Kingboard Holdings Ltd.	328,500	1,642,828
SITC International Holdings Co. Ltd.	334,000	1,683,960
		4,135,478

Denmark 1.1%
AP Moller - Maersk AS, Class A	3,073	8,011,987
AP Moller - Maersk AS, Class B	3,435	9,223,415
Carlsberg AS, Class B	21,360	3,145,360
Coloplast AS, Class B	17,255	1,141,068
Danske Bank AS	69,854	4,020,074
DSV AS	25,174	5,440,627
Genmab AS *	5,128	1,476,035
ISS AS	36,044	1,597,518
Novo Nordisk AS, Class B	324,133	15,332,001
Novonesis Novozymes B, Class B	26,107	1,699,654
Orsted AS *	117,143	2,611,744
Pandora AS	16,523	2,069,151
Rockwool AS, B Shares	28,971	925,653
Vestas Wind Systems AS	91,757	2,469,865
		59,164,152

Finland 1.1%
Elisa OYJ	27,510	1,109,445
Fortum OYJ (a)	139,308	3,166,994
Kesko OYJ, B Shares	91,269	2,274,179
Kone OYJ, B Shares	46,300	2,671,369
Metso OYJ	84,219	1,576,429
Neste OYJ	195,059	6,912,575
Nokia OYJ	1,177,321	10,881,896
Nordea Bank Abp	614,781	12,408,217
SECURITY	NUMBER OF SHARES	VALUE ($)
Outokumpu OYJ	418,070	2,517,715
Sampo OYJ, A Shares	447,664	4,956,421
Stora Enso OYJ, R Shares	257,463	2,960,712
UPM-Kymmene OYJ	185,484	5,046,237
Wartsila OYJ Abp	36,091	1,223,928
		57,706,117

France 8.3%
Accor SA	21,988	1,143,508
Air Liquide SA	78,299	15,425,566
Alstom SA *	97,546	1,807,130
Arkema SA	49,784	3,390,918
AXA SA	323,966	16,791,028
Ayvens SA	197,307	2,659,248
BNP Paribas SA	248,266	31,546,813
Bollore SE	89,971	401,801
Bouygues SA	70,218	3,955,362
Bureau Veritas SA	47,892	1,532,066
Capgemini SE	57,165	6,794,673
Carrefour SA	588,173	10,794,137
Cie de Saint-Gobain SA	118,372	11,125,439
Cie Generale des Etablissements Michelin SCA	292,751	11,833,129
Credit Agricole SA	163,659	3,657,035
Danone SA	123,390	9,598,025
Dassault Systemes SE	65,236	1,517,715
Eiffage SA	35,317	5,019,589
Elis SA	42,765	1,226,667
Emeis SA *	68,323	1,153,259
Engie SA	455,547	14,199,904
EssilorLuxottica SA	29,799	5,641,600
Forvia SE *	224,640	2,320,744
Hermes International SCA	1,341	2,376,082
Kering SA	20,411	6,737,127
Legrand SA	24,547	3,731,861
L'Oreal SA	25,988	11,574,931
LVMH Moet Hennessy Louis Vuitton SE	36,930	20,279,555
Orange SA	833,335	15,923,109
Pernod Ricard SA	55,257	4,306,360
Publicis Groupe SA	47,145	5,031,810
Renault SA	202,648	6,398,865
Rexel SA	113,513	4,710,301
Rubis SCA	37,269	1,440,729
Safran SA	14,864	5,841,274
Sanofi SA	287,098	24,722,483
Schneider Electric SE	50,357	16,919,211
SCOR SE	54,801	2,167,990
SEB SA	19,682	1,325,666
Societe Generale SA	200,963	18,889,847
Sodexo SA	27,777	1,826,525
Teleperformance SE (a)	38,928	3,097,397
Thales SA	8,055	2,293,101
TotalEnergies SE	1,055,146	93,022,154
Unibail-Rodamco-Westfield *	15,632	1,904,578
Valeo SE	224,834	3,890,053
Veolia Environnement SA	202,818	8,070,809
Vinci SA	111,539	15,748,497
Worldline SA *(a)	23,723	337,391
		446,103,062

Germany 7.4%
adidas AG	33,655	6,226,950
Allianz SE	58,567	29,172,335
Aumovio SE *	28,551	1,318,287
Aurubis AG (a)	15,594	3,281,317
BASF SE	478,253	27,764,308
Bayer AG	556,222	30,867,946

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bayerische Motoren Werke AG	243,672	16,702,117
Beiersdorf AG	14,103	1,310,043
BioNTech SE, ADR *	38,329	3,471,841
Brenntag SE	51,452	3,628,214
Commerzbank AG	77,294	3,371,100
Continental AG	45,757	3,805,301
Daimler Truck Holding AG	131,330	7,428,112
Deutsche Bank AG	249,929	9,198,881
Deutsche Boerse AG	12,840	3,867,628
Deutsche Lufthansa AG	334,690	3,511,912
Deutsche Post AG	364,964	24,380,236
Deutsche Telekom AG	1,173,862	36,226,525
E.ON SE	542,628	11,689,976
Evonik Industries AG	169,459	3,428,102
Freenet AG	16,044	450,853
Fresenius Medical Care AG	113,403	5,820,050
Fresenius SE & Co. KGaA	154,177	7,924,269
FUCHS SE	10,343	412,897
GEA Group AG	21,512	1,528,245
Hannover Rueck SE	6,635	1,912,516
Hapag-Lloyd AG	10,543	1,545,238
Heidelberg Materials AG	25,077	4,668,457
Henkel AG & Co. KGaA	25,749	2,109,880
Infineon Technologies AG	131,886	9,464,605
K&S AG	117,290	1,967,310
KION Group AG	26,265	1,188,556
Lanxess AG	89,263	1,705,060
Mercedes-Benz Group AG	647,693	35,020,211
Merck KGaA	23,289	3,848,931
MTU Aero Engines AG	3,545	1,486,341
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,230	10,950,752
Puma SE *	58,625	1,870,129
Rheinmetall AG	1,100	1,454,143
RWE AG	89,525	5,889,218
SAP SE	80,448	14,745,725
Schaeffler AG	60,065	495,096
Siemens AG	85,191	27,912,521
Siemens Energy AG	19,726	3,370,048
Siemens Healthineers AG	48,269	2,055,515
Symrise AG	19,345	1,985,184
thyssenkrupp AG	326,215	4,577,736
Tkms AG& Co. KGaA *	7,447	709,464
Volkswagen AG	32,887	2,887,542
Vonovia SE	96,075	2,330,841
Zalando SE *	64,326	2,098,005
		395,036,469

Hong Kong 0.9%
AIA Group Ltd.	1,426,600	14,381,398
CK Asset Holdings Ltd.	507,000	3,088,146
CLP Holdings Ltd.	403,000	4,006,764
HKT Trust & HKT Ltd.	880,000	1,489,704
Hong Kong & China Gas Co. Ltd.	2,061,676	1,845,688
Hong Kong Exchanges & Clearing Ltd.	35,406	1,844,752
Link REIT	339,100	1,690,241
New World Development Co. Ltd. *	1,675,422	1,470,284
Pacific Basin Shipping Ltd.	2,954,000	1,234,288
Sun Hung Kai Properties Ltd.	215,564	3,383,245
Swire Pacific Ltd., A Shares	143,300	1,819,825
Swire Pacific Ltd., B Shares	305,000	581,573
Techtronic Industries Co. Ltd.	223,706	3,758,251
WH Group Ltd.	3,646,999	3,924,054
Yue Yuen Industrial Holdings Ltd.	548,500	992,682
		45,510,895

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 0.1%
Jardine Matheson Holdings Ltd.	46,746	3,104,632

Ireland 0.5%
AerCap Holdings NV	11,007	1,660,956
AIB Group PLC	221,186	2,630,702
Allegion PLC	3,936	619,526
Bank of Ireland Group PLC	117,763	2,473,010
DCC Energy PLC	55,995	4,787,895
Glanbia PLC	33,938	900,995
ICON PLC *	5,505	900,425
James Hardie Industries PLC, CDI *	36,560	943,786
Kerry Group PLC, Class A	34,320	3,276,515
Kingspan Group PLC	22,406	2,082,498
Octave Intelligence PLC *	25,378	454,940
Ryanair Holdings PLC	105,074	2,946,432
Smurfit Westrock PLC	49,336	2,267,976
Trane Technologies PLC	5,276	2,400,316
		28,345,972

Isle Of Man 0.0%
Entain PLC	176,298	1,290,699

Israel 0.5%
Bank Hapoalim BM	133,712	3,246,254
Bank Leumi Le-Israel BM	140,946	3,330,317
Check Point Software Technologies Ltd. *	11,040	1,403,515
ICL Group Ltd.	324,140	1,656,375
Israel Discount Bank Ltd., A Shares	159,833	1,668,096
Mizrahi Tefahot Bank Ltd.	17,513	1,303,284
Oil Refineries Ltd.	2,389,529	1,522,919
Teva Pharmaceutical Industries Ltd., ADR *	195,080	6,829,751
ZIM Integrated Shipping Services Ltd.	282,078	7,105,545
		28,066,056

Italy 2.3%
A2A SpA	578,499	1,511,145
Banco BPM SpA	155,527	2,839,642
BPER Banca SpA	127,032	2,064,169
Enel SpA	1,913,302	21,607,681
Eni SpA	1,063,520	29,583,593
Generali	199,693	10,120,246
Hera SpA	190,836	833,037
Intesa Sanpaolo SpA	1,795,202	13,570,480
Leonardo SpA	30,271	1,929,307
Moncler SpA	24,780	1,409,455
Poste Italiane SpA	59,781	1,808,528
Prysmian SpA	24,705	3,409,122
Snam SpA	296,398	2,009,821
Telecom Italia SpA *	937,295	7,959,373
Terna - Rete Elettrica Nazionale	165,426	1,896,464
UniCredit SpA	195,127	18,402,785
Unipol Assicurazioni SpA	69,814	2,184,445
		123,139,293

Japan 22.4%
Advantest Corp.	16,500	3,260,102
Aeon Co. Ltd.	435,500	3,736,468
AGC, Inc.	127,600	4,812,178
Air Water, Inc.	90,400	1,417,780
Aisin Corp.	285,500	3,936,105

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ajinomoto Co., Inc.	122,500	3,777,699
Alfresa Holdings Corp.	99,400	1,441,798
Alps Alpine Co. Ltd.	121,200	1,660,192
Amada Co. Ltd.	89,300	1,532,044
ANA Holdings, Inc.	95,500	1,865,284
Asahi Group Holdings Ltd.	561,800	5,863,054
Asahi Kasei Corp.	629,100	6,715,606
Astellas Pharma, Inc.	420,800	5,779,605
Bandai Namco Holdings, Inc.	112,500	3,259,037
Bridgestone Corp.	431,252	10,649,948
Brother Industries Ltd.	99,500	2,477,868
Canon, Inc.	280,600	7,810,530
Central Japan Railway Co.	176,400	4,389,686
Chubu Electric Power Co., Inc.	369,685	6,401,119
Chugai Pharmaceutical Co. Ltd.	53,100	2,304,080
Chugoku Electric Power Co., Inc.	189,600	1,111,103
Coca-Cola Bottlers Japan Holdings, Inc.	33,700	809,842
COMSYS Holdings Corp.	47,300	1,552,551
Cosmo Energy Holdings Co. Ltd.	78,500	1,953,476
Dai Nippon Printing Co. Ltd.	148,900	2,699,887
Daifuku Co. Ltd.	40,070	1,476,026
Daiichi Life Group, Inc.	683,000	8,235,179
Daiichi Sankyo Co. Ltd.	200,160	3,234,891
Daikin Industries Ltd.	68,500	9,922,552
Daito Trust Construction Co. Ltd.	138,900	2,941,165
Daiwa House Industry Co. Ltd.	208,081	6,110,619
Daiwa Securities Group, Inc.	175,000	1,957,661
Daiwabo Holdings Co. Ltd.	42,570	948,843
Denso Corp.	708,100	8,694,692
Dentsu Group, Inc.	91,501	2,030,293
DIC Corp.	54,200	1,490,498
Disco Corp.	3,400	1,215,276
Dowa Holdings Co. Ltd.	33,670	1,717,882
East Japan Railway Co.	209,754	4,826,134
Ebara Corp.	60,500	2,053,829
Eisai Co. Ltd.	81,700	2,456,134
Electric Power Development Co. Ltd., Class C	117,100	2,770,158
ENEOS Holdings, Inc.	1,576,350	13,018,327
EXEO Group, Inc.	68,002	1,110,395
FANUC Corp.	109,400	4,408,325
Fast Retailing Co. Ltd.	11,600	5,680,163
Fuji Electric Co. Ltd.	30,600	2,670,440
FUJIFILM Holdings Corp.	389,000	9,156,913
Fujikura Ltd.	70,800	1,796,645
Fujitsu Ltd.	372,600	8,588,159
Furukawa Electric Co. Ltd.	144,700	2,761,154
Hankyu Hanshin Holdings, Inc.	58,300	1,724,975
Hanwa Co. Ltd.	119,100	1,264,968
Haseko Corp.	86,200	1,499,854
Hitachi Construction Machinery Co. Ltd.	37,450	1,248,219
Hitachi Ltd.	711,600	23,319,513
Honda Motor Co. Ltd.	2,480,000	24,997,463
Hoya Corp.	23,750	3,631,777
Idemitsu Kosan Co. Ltd.	642,445	5,259,395
IHI Corp.	74,800	1,307,874
Iida Group Holdings Co. Ltd.	83,400	1,194,025
Inpex Corp.	332,400	7,661,377
Isetan Mitsukoshi Holdings Ltd.	32,900	734,306
Isuzu Motors Ltd.	273,300	4,077,510
ITOCHU Corp.	1,634,900	20,517,358
Iwatani Corp.	101,104	1,286,952
Japan Airlines Co. Ltd.	91,000	1,678,453
Japan Post Bank Co. Ltd.	195,400	3,778,084
Japan Post Holdings Co. Ltd.	541,600	8,012,625
Japan Post Insurance Co. Ltd.	164,300	1,809,124
Japan Tobacco, Inc.	193,300	8,618,643
JFE Holdings, Inc.	551,100	6,252,847
JTEKT Corp.	159,600	2,185,434
SECURITY	NUMBER OF SHARES	VALUE ($)
JX Advanced Metals Corp.	31,600	732,114
Kajima Corp.	91,000	3,040,694
Kaneka Corp.	33,300	1,184,691
Kansai Electric Power Co., Inc.	368,800	5,585,283
Kao Corp.	231,494	4,758,605
Kawasaki Heavy Industries Ltd.	116,000	1,981,819
Kawasaki Kisen Kaisha Ltd.	102,600	1,828,213
KDDI Corp.	885,900	16,321,570
Keyence Corp.	10,792	5,413,123
Kikkoman Corp.	150,400	1,548,964
Kintetsu Group Holdings Co. Ltd.	66,300	1,440,135
Kioxia Holdings Corp. *	5,000	1,393,682
Kirin Holdings Co. Ltd.	283,900	5,252,079
Kobe Steel Ltd.	261,100	3,379,499
Koito Manufacturing Co. Ltd.	98,300	1,642,889
Komatsu Ltd.	248,700	10,791,150
Konica Minolta, Inc.	368,000	1,344,534
K's Holdings Corp.	90,400	1,070,821
Kubota Corp.	378,100	6,414,649
Kuraray Co. Ltd.	177,900	2,040,418
Kyocera Corp.	376,400	8,584,474
Kyushu Electric Power Co., Inc.	221,200	2,450,682
Lixil Corp.	215,800	2,343,768
LY Corp.	577,300	1,608,498
Makita Corp.	63,290	2,038,596
Marubeni Corp.	422,800	13,665,177
MatsukiyoCocokara & Co.	104,200	1,659,878
Mazda Motor Corp.	752,600	5,486,896
Medipal Holdings Corp.	106,572	1,918,988
MEIJI Holdings Co. Ltd.	126,600	3,014,911
Minebea Mitsumi, Inc.	124,600	2,837,656
MISUMI Group, Inc.	77,600	1,846,178
Mitsubishi Chemical Group Corp.	897,900	6,607,511
Mitsubishi Corp.	1,014,000	30,311,267
Mitsubishi Electric Corp.	395,900	14,261,541
Mitsubishi Estate Co. Ltd.	167,800	4,073,709
Mitsubishi Gas Chemical Co., Inc.	83,087	2,146,162
Mitsubishi HC Capital, Inc.	274,600	2,528,297
Mitsubishi Heavy Industries Ltd.	230,500	5,385,016
Mitsubishi Materials Corp.	91,500	2,374,833
Mitsubishi Motors Corp. (a)	770,300	1,763,615
Mitsubishi UFJ Financial Group, Inc.	952,234	21,269,573
Mitsui & Co. Ltd.	725,100	22,249,168
Mitsui Chemicals, Inc.	226,500	2,977,971
Mitsui Fudosan Co. Ltd.	464,300	4,522,936
Mitsui Kinzoku Co. Ltd.	11,800	2,221,621
Mitsui OSK Lines Ltd.	122,600	4,529,079
Mizuho Financial Group, Inc.	250,221	12,972,505
MS&AD Insurance Group Holdings, Inc.	263,170	8,101,311
Murata Manufacturing Co. Ltd.	371,800	16,940,813
Nagase & Co. Ltd.	154,400	1,089,024
NEC Corp.	230,000	6,835,291
NGK Corp.	86,600	2,962,965
NH Foods Ltd.	55,000	2,160,523
Nichirei Corp.	114,000	1,578,825
NIDEC Corp.	286,500	4,600,569
Nikon Corp.	136,100	1,617,187
Nintendo Co. Ltd.	146,900	7,007,443
Nippon Express Holdings, Inc.	134,300	4,432,323
Nippon Paper Industries Co. Ltd.	122,300	1,053,283
Nippon Sanso Holdings Corp.	37,600	1,351,691
Nippon Steel Corp.	2,916,100	11,879,665
Nippon Yusen KK	218,800	8,401,367
Nissan Motor Co. Ltd. *	3,367,900	7,110,566
Nisshin Seifun Group, Inc.	107,730	1,362,664
Nissin Foods Holdings Co. Ltd.	62,600	1,131,694
Nissui Corp.	138,357	1,091,023
Niterra Co. Ltd.	44,000	2,569,539
Nitori Holdings Co. Ltd.	124,200	2,003,718

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nitto Denko Corp.	162,400	3,429,305
Nomura Holdings, Inc.	397,700	3,847,545
Nomura Research Institute Ltd.	62,500	1,848,972
NSK Ltd.	261,900	1,865,499
NTT, Inc.	14,741,225	14,129,659
Obayashi Corp.	158,102	3,107,382
Oji Holdings Corp.	459,300	2,525,596
Olympus Corp.	246,300	2,815,056
Omron Corp.	70,983	2,373,630
Ono Pharmaceutical Co. Ltd.	134,200	2,005,618
ORIX Corp.	189,800	7,660,201
Osaka Gas Co. Ltd.	117,300	4,024,435
Otsuka Corp.	71,100	1,467,116
Otsuka Holdings Co. Ltd.	87,300	6,053,330
Pan Pacific International Holdings Corp.	285,000	1,616,084
Panasonic Holdings Corp.	1,138,950	30,116,642
Persol Holdings Co. Ltd.	706,100	1,170,731
Recruit Holdings Co. Ltd.	178,700	14,131,742
Renesas Electronics Corp.	274,100	5,493,992
Rengo Co. Ltd.	152,317	1,423,725
Resona Holdings, Inc.	229,258	3,108,922
Resonac Holdings Corp.	47,100	3,923,386
Ricoh Co. Ltd.	313,400	3,075,389
Rohm Co. Ltd.	94,200	2,497,858
Ryohin Keikaku Co. Ltd.	53,300	1,398,073
Sankyu, Inc.	9,200	544,206
Sanwa Holdings Corp.	49,130	1,053,154
SBI Holdings, Inc.	59,700	1,127,033
SCREEN Holdings Co. Ltd.	12,100	923,044
Secom Co. Ltd.	95,400	4,109,453
Seiko Epson Corp.	171,100	3,134,048
Sekisui Chemical Co. Ltd.	176,300	2,934,237
Sekisui House Ltd.	276,983	6,063,786
Seven & i Holdings Co. Ltd.	832,000	11,032,417
SG Holdings Co. Ltd.	210,900	2,096,341
Shimadzu Corp.	57,600	1,464,913
Shimamura Co. Ltd.	59,100	1,244,367
Shimano, Inc.	21,700	2,739,194
Shimizu Corp.	107,700	1,586,510
Shin-Etsu Chemical Co. Ltd.	359,800	12,826,908
Shionogi & Co. Ltd.	124,500	2,251,121
Shiseido Co. Ltd.	134,600	2,658,838
SMC Corp.	9,500	4,104,573
SoftBank Corp.	7,812,200	10,965,029
SoftBank Group Corp.	360,900	11,241,125
Sojitz Corp.	92,860	3,102,499
Sompo Holdings, Inc.	177,500	7,880,397
Sony Financial Group, Inc.	180,535	175,026
Sony Group Corp.	864,435	20,200,864
Stanley Electric Co. Ltd.	26,575	579,088
Subaru Corp.	345,000	5,872,742
SUMCO Corp.	160,100	3,254,836
Sumitomo Chemical Co. Ltd.	1,167,900	3,779,100
Sumitomo Corp.	1,226,800	12,734,131
Sumitomo Electric Industries Ltd.	724,800	9,592,794
Sumitomo Forestry Co. Ltd.	254,000	2,142,342
Sumitomo Heavy Industries Ltd.	72,200	2,334,004
Sumitomo Metal Mining Co. Ltd.	81,200	4,081,553
Sumitomo Mitsui Financial Group, Inc.	484,030	20,798,240
Sumitomo Mitsui Trust Group, Inc.	334,000	3,434,416
Sumitomo Realty & Development Co. Ltd.	85,700	1,920,908
Sumitomo Rubber Industries Ltd.	122,600	1,734,634
Suntory Beverage & Food Ltd.	57,500	1,667,042
Suzuken Co. Ltd.	32,130	1,025,043
Suzuki Motor Corp.	665,900	8,692,355
Sysmex Corp.	128,100	1,293,490
T&D Holdings, Inc.	54,050	1,703,430
Taiheiyo Cement Corp.	63,442	1,606,522
SECURITY	NUMBER OF SHARES	VALUE ($)
Taisei Corp.	29,700	2,405,772
Taiyo Yuden Co. Ltd.	26,300	1,626,421
Takeda Pharmaceutical Co. Ltd.	511,621	17,566,827
TDK Corp.	345,400	6,641,509
Teijin Ltd.	148,300	1,511,403
Terumo Corp.	222,100	3,258,184
TISI, Inc.	53,900	1,292,218
Tobu Railway Co. Ltd.	66,300	1,286,055
Toho Gas Co. Ltd.	112,500	814,778
Tohoku Electric Power Co., Inc.	307,000	2,255,918
Tokio Marine Holdings, Inc.	235,100	11,982,190
Tokyo Electric Power Co. Holdings, Inc. *	1,394,300	4,501,248
Tokyo Electron Ltd.	42,200	14,109,024
Tokyo Gas Co. Ltd.	131,500	5,076,539
Tokyu Corp.	143,400	1,574,237
Tokyu Fudosan Holdings Corp.	204,300	1,698,024
TOPPAN Holdings, Inc.	103,400	2,899,424
Toray Industries, Inc.	616,700	4,429,913
Tosoh Corp.	136,200	2,290,676
TOTO Ltd.	54,600	2,369,595
Toyo Seikan Group Holdings Ltd.	45,300	1,151,026
Toyo Suisan Kaisha Ltd.	19,247	1,248,847
Toyoda Gosei Co. Ltd.	27,400	945,942
Toyota Boshoku Corp.	71,700	1,000,478
Toyota Motor Corp.	2,613,190	49,453,746
Toyota Tsusho Corp.	228,800	9,496,421
Tsuruha Holdings, Inc.	38,900	592,650
UBE Corp.	75,300	1,491,173
Unicharm Corp.	292,000	1,852,142
West Japan Railway Co.	127,526	2,406,392
Yakult Honsha Co. Ltd.	69,500	1,229,986
Yamada Holdings Co. Ltd.	456,100	2,037,251
Yamaha Corp.	185,700	1,439,476
Yamaha Motor Co. Ltd.	594,300	4,971,248
Yamato Holdings Co. Ltd.	152,900	1,984,209
Yamazaki Baking Co. Ltd.	56,700	1,198,229
Yaskawa Electric Corp.	47,500	1,414,445
Yokogawa Electric Corp.	45,500	1,622,744
Yokohama Rubber Co. Ltd.	45,600	2,166,039
		1,200,755,133

Jersey 1.2%
B&M European Value Retail PLC	838,004	2,519,077
Experian PLC	94,271	3,556,818
Glencore PLC *	7,573,165	55,779,008
International Workplace Group PLC	171,348	456,984
WPP PLC	1,008,684	4,074,359
		66,386,246

Luxembourg 0.6%
Aperam SA	31,276	1,652,086
ArcelorMittal SA	280,626	19,822,671
Eurofins Scientific SE	24,319	1,917,814
Millicom International Cellular SA	27,226	2,599,539
SES SA, Class A	197,359	1,309,749
Spotify Technology SA *	1,736	867,896
Subsea 7 SA	55,145	1,863,283
Tenaris SA	81,137	2,327,789
		32,360,827

Mauritius 0.0%
Golden Agri-Resources Ltd.	4,111,600	913,724

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 3.1%
Aalberts NV	34,558	1,711,524
ABN AMRO Bank NV, GDR	144,822	6,551,386
Airbus SE	40,269	9,453,490
Akzo Nobel NV	76,864	5,383,747
ASM International NV	1,935	1,792,098
ASML Holding NV	12,615	20,788,825
ASR Nederland NV	18,400	1,504,326
Ferrari NV	5,194	2,042,244
Heineken Holding NV	46,721	3,930,450
Heineken NV	69,276	6,272,271
IMCD NV	11,628	1,270,889
ING Groep NV, Series N	524,802	18,442,353
Iveco Group NV	74,537	1,195,164
Koninklijke Ahold Delhaize NV	460,511	18,246,472
Koninklijke KPN NV	788,602	3,723,652
Koninklijke Philips NV	201,465	5,308,167
Magnum Ice Cream Co. NV *(b)	80,100	1,496,901
Magnum Ice Cream Co. NV *(b)	51,559	958,568
NN Group NV	46,825	4,413,777
NXP Semiconductors NV	26,329	6,033,554
Prosus NV *	32,705	1,519,893
Randstad NV	93,617	3,957,741
SBM Offshore NV	38,489	1,437,406
Signify NV	89,056	1,522,198
Stellantis NV *	3,752,484	21,605,171
STMicroelectronics NV	171,219	9,112,505
Universal Music Group NV	77,509	1,278,864
Wolters Kluwer NV	30,173	2,368,840
		163,322,476

New Zealand 0.0%
EBOS Group Ltd.	17,349	224,925
Fletcher Building Ltd. *	442,926	949,777
Spark New Zealand Ltd.	626,022	707,756
		1,882,458

Norway 1.0%
Aker BP ASA	142,668	5,086,742
DNB Bank ASA	147,821	4,759,630
Equinor ASA	675,644	27,735,799
Mowi ASA	91,104	1,951,013
Norsk Hydro ASA	506,734	4,674,127
Orkla ASA	135,170	1,501,461
Telenor ASA	203,133	2,867,760
Var Energi ASA	337,185	1,694,020
Wallenius Wilhelmsen ASA	56,975	887,914
Yara International ASA	102,973	4,857,422
		56,015,888

Poland 0.4%
Bank Polska Kasa Opieki SA	26,193	1,726,506
KGHM Polska Miedz SA	34,182	2,833,495
ORLEN SA	264,383	10,491,059
PGE Polska Grupa Energetyczna SA *	395,586	1,069,144
Powszechna Kasa Oszczednosci Bank Polski SA	69,265	2,074,686
Powszechny Zaklad Ubezpieczen SA	162,472	3,094,054
Tauron Polska Energia SA	385,688	931,513
		22,220,457

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.2%
EDP SA	896,321	4,615,426
Galp Energia SGPS SA	159,762	3,628,292
Jeronimo Martins SGPS SA	83,388	1,672,338
		9,916,056

Republic of Korea 7.6%
BNK Financial Group, Inc.	108,423	1,136,357
CJ CheilJedang Corp.	10,377	1,379,701
CJ Corp.	15,561	1,395,728
DB Insurance Co. Ltd.	12,363	1,338,784
Doosan Enerbility Co. Ltd. *	22,307	1,022,304
E-MART, Inc.	31,316	1,723,668
GS Holdings Corp.	65,765	4,068,807
Hana Financial Group, Inc.	60,430	5,223,509
Hankook Tire & Technology Co. Ltd.	36,958	1,721,706
Hanwha Corp. (c)	12,897	788,687
Hanwha Solutions Corp. *	26,342	463,661
HD Hyundai Co. Ltd.	13,436	1,844,958
HMM Co. Ltd.	146,334	2,132,256
Hyundai Engineering & Construction Co. Ltd.	25,615	1,659,712
Hyundai Glovis Co. Ltd.	13,760	1,887,121
Hyundai Mobis Co. Ltd.	27,542	8,907,245
Hyundai Motor Co.	49,731	13,176,571
Hyundai Steel Co.	129,774	2,356,716
KB Financial Group, Inc.	65,715	7,691,071
Kia Corp.	120,016	10,820,669
Korea Electric Power Corp.	97,712	2,348,054
Korea Gas Corp.	52,499	1,266,011
Korea Zinc Co. Ltd.	1,647	1,123,027
Korean Air Lines Co. Ltd.	133,275	2,361,088
KT Corp.	34,209	1,233,207
KT&G Corp.	19,102	2,377,022
Kumho Petrochemical Co. Ltd.	13,801	1,096,890
LG Chem Ltd.	23,615	4,182,639
LG Corp.	26,486	1,836,319
LG Display Co. Ltd. *	308,725	1,942,314
LG Electronics, Inc.	106,649	11,821,161
LG H&H Co. Ltd.	7,628	1,524,112
LG Innotek Co. Ltd.	9,643	3,330,577
LG Uplus Corp.	165,642	1,698,415
Lotte Chemical Corp.	23,121	901,379
NAVER Corp.	14,838	2,124,218
POSCO Holdings, Inc.	61,495	13,278,164
Samsung C&T Corp.	16,663	3,881,856
Samsung Electro-Mechanics Co. Ltd.	11,137	8,510,302
Samsung Electronics Co. Ltd.	1,099,865	191,436,770
Samsung Fire & Marine Insurance Co. Ltd.	5,375	2,326,310
Samsung SDI Co. Ltd. *	12,611	3,438,785
Samsung SDS Co. Ltd.	14,681	2,069,547
Shinhan Financial Group Co. Ltd.	111,679	7,752,748
SK Hynix, Inc.	33,485	38,027,408
SK Innovation Co. Ltd. *	33,702	2,581,510
SK Telecom Co. Ltd.	67,693	3,825,223
SK, Inc.	29,414	10,988,950
S-Oil Corp.	26,126	2,339,742
Woori Financial Group, Inc.	177,832	4,116,692
		406,479,671

Singapore 0.8%
DBS Group Holdings Ltd.	191,308	11,037,840
Keppel Ltd.	149,700	1,336,964
Keppel REIT	16,633	11,932
Olam Group Ltd.	1,094,100	1,194,107

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oversea-Chinese Banking Corp. Ltd.	446,244	10,135,639
Singapore Airlines Ltd.	458,770	2,752,070
Singapore Telecommunications Ltd.	909,186	3,145,690
United Overseas Bank Ltd.	223,552	7,560,321
Wilmar International Ltd.	1,104,866	3,378,790
		40,553,353

Spain 3.1%
Acerinox SA	87,357	1,758,973
ACS Actividades de Construccion y Servicios SA	27,373	3,489,260
Aena SME SA	51,463	1,586,493
Amadeus IT Group SA	31,848	1,965,562
Banco Bilbao Vizcaya Argentaria SA	977,701	27,406,804
Banco de Sabadell SA	719,494	2,762,297
Banco Santander SA	3,129,081	44,502,630
CaixaBank SA	343,742	4,993,311
Cellnex Telecom SA *	42,263	1,312,860
Endesa SA	75,830	3,692,536
Grifols SA	108,168	1,243,148
Iberdrola SA	828,544	19,680,889
Industria de Diseno Textil SA	119,456	7,796,129
International Consolidated Airlines Group SA	436,849	2,560,771
Mapfre SA	302,216	1,545,354
Naturgy Energy Group SA	38,263	1,276,448
Redeia Corp. SA	94,250	1,662,291
Repsol SA	757,241	23,111,772
Telefonica SA	2,733,287	11,284,893
		163,632,421

Sweden 1.8%
Alfa Laval AB	27,381	1,620,354
Assa Abloy AB, B Shares	109,744	4,072,134
Atlas Copco AB, A Shares	226,278	4,781,213
Atlas Copco AB, B Shares	128,963	2,382,920
Boliden AB	75,482	3,798,071
Electrolux AB, Class B *	372,779	1,091,433
Epiroc AB, A Shares	58,697	1,504,793
Epiroc AB, B Shares	33,581	736,283
Essity AB, B Shares	154,556	4,489,958
H & M Hennes & Mauritz AB, B Shares	138,914	2,544,035
Hexagon AB, B Shares	232,321	2,293,140
Husqvarna AB, B Shares	247,549	1,011,930
Sandvik AB	125,541	4,694,572
Securitas AB, B Shares	133,213	2,139,981
Skandinaviska Enskilda Banken AB, A Shares	230,593	5,403,371
Skanska AB, B Shares	111,552	3,130,176
SKF AB, B Shares	109,461	2,962,807
SSAB AB, A Shares	128,255	1,350,250
SSAB AB, B Shares	370,026	3,897,425
Svenska Handelsbanken AB, A Shares	246,371	3,767,150
Swedbank AB, A Shares	145,510	5,820,394
Tele2 AB, B Shares	126,258	2,187,304
Telefonaktiebolaget LM Ericsson, B Shares	697,084	6,856,996
Telia Co. AB	681,391	3,157,705
Trelleborg AB, B Shares	38,195	1,697,922
Volvo AB, A Shares	48,206	1,847,962
Volvo AB, B Shares	352,152	13,470,423
Volvo Car AB, B Shares *(a)	553,551	1,174,007
		93,884,709

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 4.9%
ABB Ltd.	112,409	11,090,148
Adecco Group AG	141,654	3,959,404
Alcon AG	55,315	3,798,991
Amrize Ltd. *	56,398	2,764,468
Barry Callebaut AG	835	1,163,341
Bucher Industries AG	1,117	438,860
Chocoladefabriken Lindt & Spruengli AG	10	1,177,506
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	69	796,403
Cie Financiere Richemont SA, Class A	47,254	11,168,092
Coca-Cola HBC AG *	28,181	1,900,239
DSM-Firmenich AG	47,603	5,131,973
Garmin Ltd.	13,716	4,029,487
Geberit AG	2,858	1,883,137
Givaudan SA	715	2,857,751
Holcim AG *	56,687	5,148,547
Julius Baer Group Ltd.	26,999	2,373,768
Kuehne & Nagel International AG	16,991	4,326,956
Logitech International SA	21,841	2,230,628
Lonza Group AG	5,564	3,877,984
Nestle SA	404,067	40,386,892
Novartis AG	223,168	34,901,635
Partners Group Holding AG	1,501	1,251,126
Roche Holding AG	110,846	48,449,941
Roche Holding AG, Bearer Shares	4,812	2,133,138
Sandoz Group AG	49,934	4,070,512
Schindler Holding AG	2,090	639,276
Schindler Holding AG, Participation Certificates	4,349	1,368,978
SGS SA	14,821	1,756,235
Sika AG	20,596	4,633,906
Sonova Holding AG	5,947	1,620,283
Sunrise Communications AG, Class A *	25,676	1,356,098
Swatch Group AG	18,217	816,278
Swatch Group AG, Bearer Shares	7,461	1,668,104
Swiss Life Holding AG	3,175	3,746,493
Swiss Re AG	39,580	6,586,707
Swisscom AG	4,911	3,773,837
Transocean Ltd. *	263,713	1,402,953
UBS Group AG	307,919	16,275,869
Zurich Insurance Group AG	21,765	16,579,012
		263,534,956

United Kingdom 13.9%
3i Group PLC	59,173	2,278,030
Aberdeen Group PLC	535,750	1,743,904
Admiral Group PLC	36,428	1,846,625
Anglo American PLC	369,560	18,707,682
Anglogold Ashanti PLC	28,516	2,261,889
Antofagasta PLC	40,724	2,029,716
ARM Holdings PLC, ADR *	500	119,845
Associated British Foods PLC	120,281	3,379,235
AstraZeneca PLC	118,667	20,186,479
Aviva PLC	427,100	3,997,314
BAE Systems PLC	346,661	9,813,741
Balfour Beatty PLC	147,152	1,715,459
Barclays PLC	3,065,567	21,071,291
Barratt Redrow PLC	609,723	2,423,170
Bellway PLC	53,449	1,432,074
Berkeley Group Holdings PLC *	30,793	1,454,436
BP PLC	8,221,549	61,769,869
British American Tobacco PLC	513,267	31,135,254
BT Group PLC	3,383,813	9,162,145
Bunzl PLC	110,867	4,183,802
Burberry Group PLC *	129,002	2,079,307
Centrica PLC	2,070,493	4,325,288

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CK Hutchison Holdings Ltd.	1,309,588	12,269,890
Coca-Cola Europacific Partners PLC	31,396	3,436,606
Compass Group PLC	232,231	7,374,693
Croda International PLC	35,513	1,537,449
Currys PLC	871,990	1,974,160
Diageo PLC	436,496	9,589,092
Drax Group PLC	172,040	1,710,019
Endeavour Mining PLC	11,266	533,143
Firstgroup PLC	253,518	630,056
GSK PLC	794,518	20,659,747
Haleon PLC	1,498,195	7,334,504
Hays PLC	1,295,201	984,523
HSBC Holdings PLC	2,966,582	63,174,278
Imperial Brands PLC	234,531	8,900,654
Inchcape PLC	158,833	1,794,954
Informa PLC	142,975	1,712,786
Intertek Group PLC	26,239	2,072,440
Investec PLC	158,643	1,388,473
ITV PLC	1,328,405	1,331,814
J Sainsbury PLC	1,412,406	6,811,057
JD Sports Fashion PLC	1,282,468	1,554,866
Johnson Matthey PLC	104,411	2,820,611
Kingfisher PLC	1,260,200	5,257,478
Legal & General Group PLC	1,272,580	5,167,127
Lloyds Banking Group PLC	11,527,244	17,816,685
London Stock Exchange Group PLC	39,673	4,462,917
M&G PLC	851,514	4,113,410
Marks & Spencer Group PLC	683,067	3,733,897
Melrose Industries PLC	264,936	1,629,695
Mondi PLC	266,316	3,210,963
National Grid PLC	737,307	11,801,226
NatWest Group PLC	1,455,161	13,726,000
Next PLC	16,751	3,354,523
Pearson PLC	159,194	2,686,342
Persimmon PLC	182,733	2,742,854
Prudential PLC	308,634	4,638,321
Reckitt Benckiser Group PLC	118,867	8,389,319
RELX PLC	170,573	5,999,384
Rentokil Initial PLC	319,575	1,471,725
Rio Tinto PLC	389,063	37,805,104
Rolls-Royce Holdings PLC	120,256	2,399,067
RS Group PLC	144,972	1,380,405
Sage Group PLC	122,212	1,609,895
Serco Group PLC	375,585	1,222,967
Severn Trent PLC	42,232	1,712,674
Shell PLC	2,911,755	133,275,950
Smith & Nephew PLC	166,277	2,601,065
Smiths Group PLC	55,486	1,981,382
SSE PLC	167,584	5,294,555
St. James's Place PLC	74,932	1,064,700
Standard Chartered PLC	388,589	11,489,647
Standard Life PLC	126,778	1,579,820
Taylor Wimpey PLC	1,835,758	1,932,873
Tesco PLC	2,608,407	17,168,948
Travis Perkins PLC	164,049	1,229,101
Unilever PLC	354,426	22,551,273
United Utilities Group PLC	105,980	1,973,811
Vodafone Group PLC	17,217,651	27,324,238
Whitbread PLC	41,714	1,413,190
		743,924,901

United States 0.4%
Aegon Ltd.	184,077	1,749,357
Aptiv PLC *	43,699	2,467,683
Autoliv, Inc.	17,953	2,211,271
Coronado Global Resources, Inc., CDI *(a)	3,448,453	413,532
JBS NV, Class A	125,410	1,758,248
SECURITY	NUMBER OF SHARES	VALUE ($)
Lululemon Athletica, Inc. *	23,864	2,836,714
Medtronic PLC	101,219	8,643,090
Perrigo Co. PLC	40,123	405,644
Versigent PLC *	16,387	677,602
		21,163,141
Total Common Stocks (Cost $3,296,636,704)		5,271,378,340

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Dr. Ing hc F Porsche AG	37,237	1,822,988
FUCHS SE	18,537	859,205
Henkel AG & Co. KGaA	42,692	3,721,833
Porsche Automobil Holding SE	62,173	2,063,590
Volkswagen AG	235,469	20,349,705
		28,817,321

Republic of Korea 0.5%
Hanwha Corp. (c)	13,253	276,383
Hyundai Motor Co.	9,132	1,249,240
Hyundai Motor Co. 2nd	14,295	1,969,187
LG Chem Ltd.	5,816	478,630
Samsung Electronics Co. Ltd.	184,541	23,190,331
Samsung Fire & Marine Insurance Co. Ltd.	719	190,914
		27,354,685

Spain 0.0%
Grifols SA, B Shares	31,031	242,049
Total Preferred Stocks (Cost $44,835,841)		56,414,055

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	290	0
Total Warrants (Cost $0)		0

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	32,894,882	32,894,882
Total Short-Term Investments (Cost $32,894,882)		32,894,882
Total Investments in Securities (Cost $3,374,367,427)		5,360,687,277

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	135	21,480,525	384,959

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $31,492,987.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$914,881,117	$—	$914,881,117
Belgium	910,757	33,163,146	—	34,073,903
Canada	477,236,892	—	—	477,236,892
Denmark	18,935,056	40,229,096	—	59,164,152
France	19,020,506	427,082,556	—	446,103,062
Germany	5,017,079	390,019,390	—	395,036,469
Ireland	8,304,139	20,041,833	—	28,345,972
Israel	16,861,730	11,204,326	—	28,066,056
Japan	19,438,139	1,181,316,994	—	1,200,755,133
Luxembourg	4,777,184	27,583,643	—	32,360,827
Mauritius	913,724	—	—	913,724
Netherlands	25,550,915	137,771,561	—	163,322,476
Norway	3,755,674	52,260,214	—	56,015,888
Republic of Korea	—	405,690,984	788,687	406,479,671
Switzerland	5,432,440	258,102,516	—	263,534,956
United Kingdom	18,451,364	725,473,537	—	743,924,901
United States	19,000,252	2,162,889	—	21,163,141
Preferred Stocks[1]	—	29,059,370	—	29,059,370
Republic of Korea	—	27,078,302	276,383	27,354,685
Warrants
Canada	—	—	0 *	0

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments[1]	$32,894,882	$—	$—	$32,894,882
Futures Contracts[2]	384,959	—	—	384,959
Total	$676,885,692	$4,683,121,474	$1,065,070	$5,361,072,236

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Small Equity Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 5.1%
Accent Group Ltd.	98,226	47,818
ALS Ltd.	45,668	689,278
Amotiv Ltd.	28,028	138,320
AMP Ltd.	502,958	757,846
Ansell Ltd.	30,752	706,243
ARB Corp. Ltd.	13,839	191,590
ASX Ltd.	17,041	657,335
Austal Ltd. *	58,596	147,778
Bank of Queensland Ltd.	137,648	641,145
Bapcor Ltd.	139,728	43,086
Beach Energy Ltd.	775,641	498,817
Bega Cheese Ltd.	62,552	266,979
Bendigo & Adelaide Bank Ltd.	92,977	747,477
Breville Group Ltd.	11,490	264,156
CAR Group Ltd.	21,027	383,929
Challenger Ltd.	50,955	350,160
Champion Iron Ltd.	161,896	384,965
Charter Hall Group	36,569	597,964
Cleanaway Waste Management Ltd.	405,015	665,114
Cochlear Ltd.	6,585	551,879
Collins Foods Ltd.	11,018	63,473
Credit Corp. Group Ltd.	10,007	96,818
Dexus	153,209	643,421
Domino's Pizza Enterprises Ltd.	23,140	301,166
Eagers Automotive Ltd.	41,269	678,493
Elders Ltd.	63,456	250,392
Evolution Mining Ltd.	124,786	989,469
Flight Centre Travel Group Ltd.	22,043	203,731
G8 Education Ltd.	130,323	13,700
GPT Group	181,223	652,744
GrainCorp Ltd., Class A	118,511	464,987
Harvey Norman Holdings Ltd.	144,715	498,413
Healius Ltd. *	387,882	101,906
Helia Group Ltd.	65,053	228,812
IDP Education Ltd.	86,052	138,846
IGO Ltd. *	110,566	532,134
Iluka Resources Ltd.	143,863	608,306
Inghams Group Ltd.	83,762	132,359
IPH Ltd.	26,336	76,953
IRESS Ltd.	39,522	189,418
Karoon Energy Ltd.	116,536	144,459
Lendlease Corp. Ltd.	86,811	184,100
Lottery Corp. Ltd.	142,428	558,031
Lynas Rare Earths Ltd. *	25,374	249,040
Macmahon Holdings Ltd.	216,484	140,319
Magellan Financial Group Ltd.	55,026	368,293
Mirvac Group	827,906	1,038,336
Monadelphous Group Ltd.	17,427	356,802
Myer Holdings Ltd.	320,707	47,258
New Hope Corp. Ltd.	212,605	776,421
nib holdings Ltd.	76,057	400,214
Nickel Industries Ltd. *	650,362	370,560
Nine Entertainment Co. Holdings Ltd.	500,587	336,557
NRW Holdings Ltd.	108,711	532,570
Nufarm Ltd. *	146,756	308,531
Orora Ltd.	365,478	373,083
Perenti Ltd.	249,124	369,669
SECURITY	NUMBER OF SHARES	VALUE ($)
Perpetual Ltd.	19,224	255,385
Perseus Mining Ltd.	151,678	519,235
PLS Group Ltd. *	276,539	803,520
Premier Investments Ltd.	22,810	218,741
Qantas Airways Ltd.	102,215	711,316
Ramelius Resources Ltd.	126,329	271,687
REA Group Ltd.	2,275	256,926
Reece Ltd.	61,739	693,208
Region Group	158,895	265,649
Regis Resources Ltd.	106,014	454,291
Reliance Worldwide Corp. Ltd.	192,672	473,886
Resolute Mining Ltd. *	172,346	112,765
Sandfire Resources Ltd. *	40,854	540,800
SEEK Ltd.	41,062	423,665
Service Stream Ltd.	105,943	181,080
SGH Ltd.	22,451	694,313
Sigma Healthcare Ltd.	150,766	310,879
Sims Ltd.	83,060	1,483,584
Stanmore Resources Ltd.	138,729	224,682
Steadfast Group Ltd.	124,602	445,296
Super Retail Group Ltd.	42,567	397,008
Tabcorp Holdings Ltd.	578,028	362,183
TPG Telecom Ltd.	181,686	456,136
Treasury Wine Estates Ltd.	252,509	873,319
Ventia Services Group Pty. Ltd.	135,854	554,055
Vicinity Ltd.	533,097	1,001,874
Viva Energy Group Ltd.	256,912	516,543
West African Resources Ltd. *	53,847	107,313
Yancoal Australia Ltd.	82,457	324,906
		36,085,908

Austria 0.7%
ANDRITZ AG	13,174	1,240,961
EVN AG	7,367	249,609
Kontron AG *	8,530	220,426
Lenzing AG *	6,662	181,014
Mayr Melnhof Karton AG	4,657	446,435
Oesterreichische Post AG	6,564	246,630
Palfinger AG	4,514	152,609
Strabag SE	5,395	520,714
Telekom Austria AG	17,445	203,983
UNIQA Insurance Group AG	20,089	418,084
Verbund AG	6,413	440,182
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,354	602,658
		4,923,305

Belgium 1.1%
Ackermans & van Haaren NV	3,232	1,003,077
Aedifica SA	8,312	672,144
Azelis Group NV	59,780	780,668
Barco NV	17,413	157,772
Bekaert SA	12,965	595,827
Colruyt Group NV	12,655	567,330
Deme Group NV	1,281	244,390
D'ieteren Group	3,104	640,681
Elia Group SA	4,348	623,002
Fagron	9,552	255,140
KBC Ancora	2,529	258,405

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lotus Bakeries NV	19	243,698
Melexis NV	4,023	315,903
Ontex Group NV *(a)	22,664	60,370
Solvay SA	24,116	739,142
Tessenderlo Group SA	4,588	112,979
Titan SA (a)	6,067	365,158
Viohalco SA	5,132	104,780
Warehouses De Pauw CVA	10,959	282,029
		8,022,495

British Virgin Islands 0.0%
Etoro Group Ltd., Class A *	5,353	190,942

Canada 8.9%
ADENTRA, Inc.	1,959	48,519
Advantage Energy Ltd. *	41,792	327,932
Aecon Group, Inc.	23,074	744,471
Air Canada *	56,054	1,014,438
AKITA Drilling Ltd., Class B *	3,190	8,033
Alamos Gold, Inc., Class A	19,072	530,046
Algoma Steel Group, Inc. *	84,238	323,888
Allied Properties Real Estate Investment Trust	47,457	332,438
Altus Group Ltd.	5,613	187,467
Aris Mining Corp. *	16,737	223,622
Aritzia, Inc. *	4,760	474,285
Athabasca Oil Corp. *	92,101	680,648
AtkinsRealis Group, Inc.	17,800	1,103,286
ATS Corp. *	13,322	363,496
Badger Infrastructure Solutions Ltd.	4,194	265,848
Baytex Energy Corp.	346,090	1,577,569
Birchcliff Energy Ltd.	113,158	515,804
Bird Construction, Inc.	9,534	454,784
Bombardier, Inc., Class B *	4,227	1,018,388
Boralex, Inc., Class A	18,492	489,128
Boyd Group Services, Inc.	4,029	416,480
Brookfield Business Corp., Class A	9,071	269,053
Brookfield Infrastructure Corp., Class A	25,988	1,098,583
Brookfield Renewable Corp.	21,924	731,608
Brookfield Wealth Solutions Ltd. *	4,440	192,157
BRP, Inc.	12,313	760,818
CAE, Inc. *	34,739	896,075
Cameco Corp.	6,940	598,924
Canaccord Genuity Group, Inc.	20,042	205,874
Canada Goose Holdings, Inc. *	14,707	131,454
Canada Packers, Inc.	957	13,019
Canadian Apartment Properties REIT	26,539	656,163
Canadian Solar, Inc. *(a)	34,939	526,880
Canadian Utilities Ltd., Class A	29,041	1,154,306
Canfor Corp. *	52,465	561,757
Capstone Copper Corp. *	44,074	418,465
Cardinal Energy Ltd.	33,047	271,335
Cargojet, Inc.	4,811	289,961
Cascades, Inc.	47,243	453,945
Celestica, Inc. *	4,112	1,360,654
Centerra Gold, Inc.	51,199	880,191
CES Energy Solutions Corp.	43,492	506,944
Chartwell Retirement Residences	23,326	375,885
Chemtrade Logistics Income Fund	41,228	481,143
China Gold International Resources Corp. Ltd.	21,400	483,131
Choice Properties Real Estate Investment Trust	33,049	376,261
Cogeco Communications, Inc.	16,857	710,667
Colliers International Group, Inc.	5,043	495,864
Crombie Real Estate Investment Trust	23,751	295,987
Definity Financial Corp.	10,432	595,551
SECURITY	NUMBER OF SHARES	VALUE ($)
Descartes Systems Group, Inc. *	4,209	316,099
DPM Metals, Inc.	17,760	624,327
Dream Industrial Real Estate Investment Trust	28,011	287,533
Eldorado Gold Corp.	20,926	631,579
Enerflex Ltd.	26,452	589,101
Enghouse Systems Ltd.	5,281	64,720
EQB, Inc.	3,282	332,660
Equinox Gold Corp.	44,866	401,981
ERO Copper Corp. *	10,737	288,291
Exchange Income Corp.	8,522	763,232
First Capital Real Estate Investment Trust	29,783	487,159
First Majestic Silver Corp.	16,994	255,059
FirstService Corp.	4,328	609,659
Fortuna Mining Corp. *	43,087	362,990
GFL Environmental, Inc.	23,370	965,074
Gibson Energy, Inc.	53,606	1,227,105
goeasy Ltd.	7,042	239,213
Granite Real Estate Investment Trust	6,735	462,228
H&R Real Estate Investment Trust	78,913	620,338
Hudbay Minerals, Inc.	42,841	972,124
IAMGOLD Corp. *	39,447	558,283
IGM Financial, Inc.	15,311	951,961
International Petroleum Corp. *	15,003	342,523
Killam Apartment Real Estate Investment Trust	15,276	202,576
Labrador Iron Ore Royalty Corp.	9,711	185,305
Lassonde Industries, Inc., Class A	654	101,320
Laurentian Bank of Canada	14,056	403,878
Leon's Furniture Ltd.	4,909	86,179
Lightspeed Commerce, Inc. *	13,528	136,453
Lundin Gold, Inc.	2,149	120,323
Major Drilling Group International, Inc. *	10,329	102,564
Maple Leaf Foods, Inc.	20,884	426,067
Mullen Group Ltd.	34,274	673,084
NFI Group, Inc. *	21,491	386,634
North West Co., Inc.	15,918	577,402
Northland Power, Inc.	78,862	1,227,499
OceanaGold Corp.	21,361	515,035
Onex Corp.	3,709	283,999
OR Royalties, Inc.	5,451	161,992
Pan American Silver Corp.	23,635	1,017,661
Paramount Resources Ltd., Class A	24,176	510,303
Parex Resources, Inc.	70,033	1,212,969
Pason Systems, Inc.	20,133	178,086
Peyto Exploration & Development Corp.	31,280	574,123
Precision Drilling Corp. *	6,590	512,401
Premium Brands Holdings Corp.	12,871	851,211
RB Global, Inc.	10,967	1,202,900
Richelieu Hardware Ltd.	11,911	301,290
RioCan Real Estate Investment Trust	63,302	1,001,561
Russel Metals, Inc.	25,598	1,228,178
Sagicor Financial Co. Ltd.	22,375	139,978
Secure Waste Infrastructure Corp.	71,914	1,239,392
Sienna Senior Living, Inc.	12,727	202,365
SmartCentres Real Estate Investment Trust	19,290	406,619
South Bow Corp.	19,074	707,256
Spartan Delta Corp. *	29,856	253,441
Spin Master Corp.	14,787	217,082
SSR Mining, Inc. *	35,431	905,837
Stantec, Inc.	11,650	822,153
Stella-Jones, Inc.	13,007	717,596
Superior Plus Corp.	97,037	552,381
Tamarack Valley Energy Ltd.	73,141	699,662
Teekay Tankers Ltd., Class A	6,781	538,208
TMX Group Ltd.	18,570	678,765
Torex Gold Resources, Inc.	15,844	609,754
TransAlta Corp.	62,078	777,608
Transcontinental, Inc., Class A	46,544	177,298

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trican Well Service Ltd.	32,550	137,458
Vital Infrastructure Property Trust	48,400	192,999
Winpak Ltd.	7,068	221,693
		63,625,002

China 1.2%
Alibaba Health Information Technology Ltd. *	574,000	263,536
Bosideng International Holdings Ltd.	1,192,000	751,177
Budweiser Brewing Co. APAC Ltd.	503,600	421,872
China Medical System Holdings Ltd.	260,000	396,182
China Water Affairs Group Ltd.	240,000	142,961
Chow Tai Fook Jewellery Group Ltd.	389,800	613,920
Deep Source Holdings Ltd. *	990,000	65,814
FIH Mobile Ltd.	112,500	276,225
GCL Technology Holdings Ltd. *	8,483,000	659,852
Hopson Development Holdings Ltd. *(b)	728,600	183,952
JOYY, Inc., ADR	14,775	1,086,997
Lee & Man Paper Manufacturing Ltd.	620,000	317,414
Nine Dragons Paper Holdings Ltd. *	831,000	800,813
Sino Biopharmaceutical Ltd.	1,165,000	747,448
Towngas Smart Energy Co. Ltd. *(a)	249,000	111,137
VSTECS Holdings Ltd.	306,000	365,922
Want Want China Holdings Ltd.	690,000	297,383
Xinyi Glass Holdings Ltd.	675,000	801,527
		8,304,132

Cyprus 0.1%
Frontline PLC	25,824	1,016,691

Denmark 1.4%
AL Sydbank	7,126	686,190
Alm Brand AS	168,965	443,918
Bavarian Nordic AS *	5,480	150,217
D/S Norden AS	15,056	784,012
Demant AS *	15,864	686,655
Dfds AS *	21,485	412,114
FLSmidth & Co. AS	8,756	657,076
GN Store Nord AS *	43,019	649,019
H Lundbeck AS	70,737	452,564
Jyske Bank AS	5,529	877,592
Matas AS (a)	4,710	65,634
Netcompany Group AS *(a)	4,993	249,190
NKT AS *	4,009	547,178
NTG Nordic Transport Group AS, Class A *	2,657	104,301
Per Aarsleff Holding AS	3,176	353,747
Ringkjoebing Landbobank AS	1,154	310,089
Rockwool AS, B Shares	13,208	422,009
Royal Unibrew AS	8,641	648,214
Scandinavian Tobacco Group AS, A Shares	28,937	321,223
Schouw & Co. AS	3,514	336,184
Tryg AS	44,555	1,060,302
		10,217,428

Faeroe Islands 0.0%
Bakkafrost P	5,359	255,920

Finland 1.3%
Amer Sports, Inc. *	3,806	135,151
Hiab OYJ, B shares	5,436	369,416
Huhtamaki OYJ	31,764	1,132,801
Kalmar OYJ, B Shares	8,470	376,650
Kemira OYJ	33,316	653,922
Konecranes OYJ	27,413	855,169
SECURITY	NUMBER OF SHARES	VALUE ($)
Lumo Kodit OYJ	18,615	169,106
Mandatum OYJ	57,508	393,998
Metsa Board OYJ, B Shares *(a)	90,349	306,331
Nokian Renkaat OYJ	67,232	1,183,145
Olvi OYJ, Class A	3,200	122,239
Orion OYJ, B Shares	12,004	1,122,220
Sanoma OYJ	15,693	160,237
Terveystalo OYJ	24,609	214,633
Tieto OYJ	48,549	1,039,154
Tokmanni Group Corp.	12,823	108,071
Valmet OYJ	39,478	1,190,374
YIT OYJ *	9,870	33,353
		9,565,970

France 4.2%
Aeroports de Paris SA (a)	5,055	700,651
Air France-KLM *	64,178	896,378
Alten SA	12,410	1,079,213
Amundi SA	11,615	1,269,165
Atos Group *(a)	9,149	338,952
Beneteau SACA	8,322	57,868
BioMerieux	6,555	522,486
Bollore SE	88,873	396,897
Canal & SA	54,723	194,669
Carmila SA	13,600	265,567
Cie de L'Odet SE	145	225,966
Clariane SE *	135,508	624,959
Coface SA	26,852	490,103
Constellium SE, Class A *	52,829	1,467,590
Covivio SA	8,876	541,854
Dassault Aviation SA	936	323,341
Derichebourg SA	49,240	530,119
Edenred SE	44,541	1,466,502
Eramet SA *(a)	5,532	276,148
Eutelsat Communications SACA *(a)	69,938	165,429
FDJ UNITED (a)	22,981	581,465
Fnac Darty SA	12,143	483,929
Gaztransport Et Technigaz SA	2,080	470,120
Gecina SA	6,816	590,490
Getlink SE	28,777	613,892
ICADE	16,398	365,806
ID Logistics Group SACA *	514	214,111
Imerys SA	17,448	475,077
Ipsen SA	5,028	971,537
IPSOS SA	14,763	609,930
JCDecaux SE	25,399	665,381
Klepierre SA	27,315	1,240,675
Louis Hachette Group	45,240	91,931
Mercialys SA	14,893	206,447
Metropole Television SA	23,561	329,609
Nexans SA	6,938	1,056,805
Nexity SA *(a)	33,560	274,104
Opmobility	26,653	395,792
Pierre Et Vacances SA *	43,217	93,563
Remy Cointreau SA (a)	6,218	347,329
Sartorius Stedim Biotech	2,120	409,881
Societe BIC SA	7,036	551,662
Societe LDC SADIR	187	24,663
SOITEC *	5,775	703,544
Sopra Steria Group	6,148	1,304,987
SPIE SA	20,698	1,113,154
Stef SA	718	112,399
Television Francaise 1 SA	48,376	396,573
Trigano SA	2,407	420,452
Ubisoft Entertainment SA *(a)	41,379	273,750
Vallourec SACA *	46,124	1,112,099
Verallia SA	13,480	283,630
Vicat SACA	6,619	501,081

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Virbac SACA	624	242,990
Viridien *	1,901	204,414
Vivendi SE	164,260	303,139
		29,870,268

Germany 3.5%
AIXTRON SE	10,803	455,683
Auto1 Group SE *	16,165	424,508
Bechtle AG	26,555	1,112,013
Bilfinger SE	5,461	522,268
CANCOM SE	10,159	280,913
Carl Zeiss Meditec AG, Bearer Shares	11,672	411,292
Cewe Stiftung & Co. KGaA	1,536	170,121
CTS Eventim AG & Co. KGaA	3,226	217,661
Delivery Hero SE *	16,770	731,051
Deutsche Pfandbriefbank AG *(a)	38,671	152,772
Deutz AG (a)	44,899	512,302
Duerr AG	17,383	358,921
DWS Group GmbH & Co. KGaA	5,541	467,375
Fielmann Group AG	3,935	184,438
Fraport AG Frankfurt Airport Services Worldwide	3,997	312,254
Freenet AG	17,229	484,153
Gerresheimer AG *	7,458	237,237
Grenke AG	4,605	62,558
Hella GmbH & Co. KGaA	1,558	127,219
HelloFresh SE *	128,506	506,251
Hensoldt AG	2,536	232,954
HOCHTIEF AG	871	446,409
Hornbach Holding AG & Co. KGaA	3,823	368,286
HUGO BOSS AG (a)	14,837	651,551
Indus Holding AG	1,498	54,919
Jenoptik AG	11,908	515,927
JOST Werke SE	4,381	293,041
Kloeckner & Co. SE	92,179	1,313,821
Knorr-Bremse AG	9,421	1,120,493
Krones AG	3,104	400,031
LEG Immobilien SE	10,223	613,774
Mutares SE & Co. KGaA	3,535	108,883
Nemetschek SE	2,585	174,241
Nordex SE *	6,274	280,320
Rational AG	464	361,250
RENK Group AG	2,052	113,879
SAF-Holland SE	14,801	370,011
Salzgitter AG	21,495	1,287,783
Schaeffler AG	41,543	342,426
Scout24 SE	5,217	447,272
Siltronic AG *	6,091	538,348
Sixt SE	3,819	316,136
SMA Solar Technology AG *(a)	2,074	127,253
Stabilus SE	8,265	137,497
Stroeer SE & Co. KGaA	8,344	381,944
Suedzucker AG *	33,531	438,094
TAG Immobilien AG	23,596	377,049
Talanx AG	8,057	1,070,893
TeamViewer SE *	35,721	249,442
Traton SE (a)	27,755	1,304,800
TUI AG	87,814	764,798
United Internet AG	28,388	775,507
Wacker Chemie AG *	10,334	1,058,452
Wacker Neuson SE	9,167	231,555
Wuestenrot & Wuerttembergische AG	8,949	150,804
		25,150,833

SECURITY	NUMBER OF SHARES	VALUE ($)
Guernsey 0.0%
Burford Capital Ltd.	37,203	151,317
Sirius Real Estate Ltd.	90,650	120,891
		272,208

Hong Kong 2.2%
ASMPT Ltd.	64,300	1,233,889
Bank of East Asia Ltd.	165,200	350,931
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	0
Cathay Pacific Airways Ltd.	329,363	612,736
CK Infrastructure Holdings Ltd.	29,000	231,320
Crystal International Group Ltd.	230,000	189,621
CTF Services Ltd.	180,633	188,849
Dah Sing Financial Holdings Ltd.	34,400	218,536
DFI Retail Group Holdings Ltd.	84,600	334,487
Fortune Real Estate Investment Trust	218,000	134,250
Futu Holdings Ltd., ADR	3,289	345,740
Galaxy Entertainment Group Ltd.	178,000	776,257
Grand Pharmaceutical Group Ltd.	253,000	166,528
Hang Lung Group Ltd.	159,000	279,856
Hang Lung Properties Ltd.	333,614	310,045
Henderson Land Development Co. Ltd.	209,000	757,702
HK Electric Investments & HK Electric Investments Ltd.	288,500	237,599
HKBN Ltd.	291,000	224,491
Hongkong Land Holdings Ltd.	139,100	1,127,925
Hysan Development Co. Ltd.	113,000	268,705
Johnson Electric Holdings Ltd.	125,000	296,525
Kerry Properties Ltd.	161,000	401,711
Kingboard Laminates Holdings Ltd.	219,500	817,715
Luk Fook Holdings International Ltd.	112,000	351,082
Man Wah Holdings Ltd.	414,400	166,427
Melco Resorts & Entertainment Ltd., ADR *	48,635	278,679
MTR Corp. Ltd.	235,500	993,614
PAX Global Technology Ltd.	161,000	80,886
PCCW Ltd.	817,000	612,371
Sino Land Co. Ltd.	395,086	538,123
Skyworth Group Ltd. *	522,000	290,683
Stella International Holdings Ltd.	130,000	241,596
Swire Properties Ltd.	127,600	388,615
United Laboratories International Holdings Ltd.	280,000	318,595
Vitasoy International Holdings Ltd.	140,000	115,599
VTech Holdings Ltd.	56,300	371,168
Wharf Holdings Ltd.	134,000	335,488
Wharf Real Estate Investment Co. Ltd.	296,000	1,001,068
		15,589,412

Indonesia 0.1%
First Pacific Co. Ltd.	600,000	428,263

Iraq 0.0%
United Energy Group Ltd. *	2,332,000	107,548

Ireland 0.4%
Cairn Homes PLC	112,258	315,452
Cimpress PLC *	2,068	204,111
Glanbia PLC	31,336	831,917
Glenveagh Properties PLC *	113,067	312,544
Grafton Group PLC, CDI	57,662	754,500
Greencore Group PLC	150,615	528,590
Uniphar PLC	13,868	67,910
		3,015,024

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Isle Of Man 0.0%
Playtech PLC *	52,743	269,126

Israel 2.0%
Alony Hetz Properties & Investments Ltd.	22,136	229,884
Azrieli Group Ltd.	1,460	192,737
Bezeq The Israeli Telecommunication Corp. Ltd.	384,277	920,739
Cellcom Israel Ltd.	18,300	197,455
Clal Insurance Enterprises Holdings Ltd.	5,150	389,740
Delek Automotive Systems Ltd. *	10,484	58,055
Delek Group Ltd.	24,908	657,574
Delek Yizum Nechasim Ltd. *	2,490	54,948
Delta Galil Ltd.	2,426	140,249
Elbit Systems Ltd.	1,150	929,008
Elco Ltd.	2,488	120,267
Electra Ltd.	4,741	184,583
Equital Ltd. *	3,403	127,596
Fattal Holdings 1998 Ltd. *	852	188,692
FIBI Holdings Ltd.	3,156	309,761
First International Bank of Israel Ltd.	6,258	483,265
Formula Systems 1985 Ltd.	1,718	181,170
Fox Wizel Ltd.	573	56,672
Harel Insurance Investments & Financial Services Ltd.	7,812	447,843
Inmode Ltd. *	20,241	306,449
Isracard Ltd. *	27,099	94,730
Israel Corp. Ltd.	19,610	512,809
Migdal Insurance & Financial Holdings Ltd. *	25,122	142,699
Mivne Real Estate KD Ltd.	38,474	169,778
Neto Malinda Trading Ltd.	889	41,002
Nice Ltd. *	3,317	323,202
Nice Ltd. ADR *	7,618	752,582
Nova Ltd. *	602	235,304
Partner Communications Co. Ltd.	21,031	258,620
Paz Retail & Energy Ltd.	1,100	310,586
Phoenix Financial Ltd.	16,225	909,727
Plus500 Ltd.	16,317	859,858
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,561	175,606
Shikun & Binui Ltd. *	32,895	188,267
Shufersal Ltd.	31,788	454,716
Strauss Group Ltd.	7,901	299,223
Taboola.com Ltd. *	56,611	283,621
Tower Semiconductor Ltd. *	8,200	1,796,343
Wix.com Ltd. *	2,883	158,651
		14,144,011

Italy 2.4%
ACEA SpA	12,287	298,566
Amplifon SpA	30,130	421,796
Azimut Holding SpA	23,558	1,000,625
Banca Generali SpA	7,395	558,671
Banca Mediolanum SpA	41,251	1,105,318
Banca Monte dei Paschi di Siena SpA	55,412	742,154
BFF Bank SpA *(a)	77,678	262,374
Buzzi SpA	17,118	811,998
CIR SpA-Compagnie Industriali *	17,716	14,689
Danieli & C Officine Meccaniche SpA	1,949	146,353
De' Longhi SpA	13,493	633,352
DiaSorin SpA (a)	4,259	352,582
Enav SpA	44,740	261,283
ERG SpA	10,661	270,628
FinecoBank Banca Fineco SpA	41,570	1,138,887
Hera SpA	109,062	476,077
Infrastrutture Wireless Italiane SpA (a)	30,999	229,996
SECURITY	NUMBER OF SHARES	VALUE ($)
Interpump Group SpA	13,585	546,894
Iren SpA	181,104	526,686
Italgas SpA	89,727	925,631
Lottomatica Group SpA	14,313	386,940
Nexi SpA (a)	188,045	921,587
OVS SpA	48,755	352,448
Piaggio & C SpA (a)	42,839	96,084
Pirelli & C SpA	118,414	902,032
PRADA SpA	92,600	508,615
Recordati Industria Chimica e Farmaceutica SpA	11,524	686,473
Reply SpA	3,411	432,862
Saipem SpA	225,432	1,093,671
Salvatore Ferragamo SpA *	24,892	292,564
Sesa SpA	1,898	202,731
SOL SpA	3,788	248,547
Technogym SpA	10,488	164,090
Webuild SpA (a)	54,939	142,624
		17,155,828

Japan 30.2%
& ST HD Co. Ltd.	13,580	288,491
77 Bank Ltd.	21,700	470,162
ABC-Mart, Inc.	26,500	453,534
Acom Co. Ltd.	89,100	265,254
Activia Properties, Inc.	252	225,709
ADEKA Corp.	29,000	707,809
Advance Residence Investment Corp.	299	277,422
AEON Financial Service Co. Ltd.	36,700	360,839
AEON REIT Investment Corp.	286	218,613
Aica Kogyo Co. Ltd.	16,600	382,734
Aichi Steel Corp.	15,000	275,207
Ain Holdings, Inc.	10,000	369,153
Aisan Industry Co. Ltd.	12,800	190,997
ALSOK Co. Ltd.	86,700	637,289
Amano Corp.	15,400	373,048
Anritsu Corp.	28,500	622,874
AOKI Holdings, Inc.	11,400	123,171
Aoyama Trading Co. Ltd.	51,500	242,138
Aozora Bank Ltd.	20,200	383,309
Arata Corp.	19,200	314,258
ARCHION Corp. *(a)	211,900	355,597
ARCLANDS Corp.	21,500	258,225
Arcs Co. Ltd.	22,400	508,947
ARE Holdings, Inc.	24,300	467,587
Artience Co. Ltd.	12,700	351,851
As One Corp.	10,660	160,625
Asahi Intecc Co. Ltd.	17,100	385,796
Asics Corp.	37,500	1,105,666
ASKUL Corp.	10,000	79,092
Autobacs Seven Co. Ltd.	26,400	257,356
Azbil Corp.	81,500	843,934
BayCurrent, Inc.	9,900	446,531
Belc Co. Ltd.	3,900	163,251
Bic Camera, Inc.	38,400	420,060
BIPROGY, Inc.	20,800	638,298
Blue Zones Holdings Co. Ltd.	25,860	290,692
BML, Inc.	8,200	183,919
Bunka Shutter Co. Ltd.	13,500	160,474
Calbee, Inc.	24,300	443,526
Canon Marketing Japan, Inc.	31,400	705,585
Capcom Co. Ltd.	21,200	532,552
Casio Computer Co. Ltd.	80,300	882,372
CCI Group, Inc.	38,900	267,226
Chiba Bank Ltd.	65,500	1,064,706
Chudenko Corp.	7,600	234,086
Chugin Financial Group, Inc.	17,500	360,594
Chugoku Marine Paints Ltd.	7,500	167,267

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Citizen Watch Co. Ltd.	74,000	979,638
CKD Corp.	14,700	536,445
Coca-Cola Bottlers Japan Holdings, Inc.	25,600	615,192
Colowide Co. Ltd.	16,400	212,090
Cosmos Pharmaceutical Corp.	17,840	719,576
Create SD Holdings Co. Ltd.	9,800	205,110
Credit Saison Co. Ltd.	30,500	863,980
CyberAgent, Inc.	108,300	989,461
Daicel Corp.	89,300	805,764
Dai-Dan Co. Ltd.	16,900	254,830
Daido Steel Co. Ltd.	81,700	1,148,341
Daihen Corp.	4,300	359,785
Daiichi Jitsugyo Co. Ltd.	800	15,877
Daiichikosho Co. Ltd.	20,400	232,137
Daio Paper Corp.	53,500	332,973
Daiseki Co. Ltd.	9,560	227,325
Daishi Hokuetsu Financial Group, Inc.	28,300	406,526
Daiwa House REIT Investment Corp.	556	430,485
Daiwa Office Investment Corp.	82	175,371
Daiwa Securities Living Investments Corp.	279	170,061
DCM Holdings Co. Ltd.	40,000	385,270
DeNA Co. Ltd.	15,086	234,428
Denka Co. Ltd.	54,900	1,162,996
Dexerials Corp.	24,600	496,572
DMG Mori Co. Ltd.	36,700	839,692
Doshisha Co. Ltd.	2,800	52,276
Doutor Nichires Holdings Co. Ltd.	11,000	220,676
DTS Corp.	26,400	192,000
Duskin Co. Ltd.	10,300	287,610
DyDo Group Holdings, Inc.	4,900	92,700
Eagle Industry Co. Ltd.	8,500	158,346
Earth Corp.	5,200	154,590
EDION Corp.	45,500	691,464
Elecom Co. Ltd.	11,927	138,781
Exedy Corp.	12,000	452,174
Ezaki Glico Co. Ltd.	15,600	495,537
FCC Co. Ltd.	11,700	271,920
Ferrotec Corp.	11,900	600,226
Food & Life Cos. Ltd.	14,500	506,245
FP Corp.	14,960	237,303
Fuji Co. Ltd.	14,600	186,001
Fuji Corp.	21,038	939,900
Fuji Media Holdings, Inc.	19,800	494,983
Fuji Oil Co. Ltd.	20,500	510,744
Fuji Seal International, Inc.	12,600	237,376
Fukuda Denshi Co. Ltd.	4,500	319,505
Fukuoka Financial Group, Inc.	22,100	1,010,196
Fukuyama Transporting Co. Ltd.	11,999	447,224
Furukawa Co. Ltd.	9,800	214,759
Furuno Electric Co. Ltd.	2,400	108,057
Fuyo General Lease Co. Ltd.	17,135	486,444
Glory Ltd.	14,900	423,584
GLP J-Reit	467	424,387
GMO internet group, Inc.	11,200	299,003
Goldwin, Inc.	20,300	291,589
GS Yuasa Corp.	36,500	1,229,207
GungHo Online Entertainment, Inc.	14,950	227,677
Gunma Bank Ltd.	34,200	537,465
Gunze Ltd.	7,200	181,163
H.U. Group Holdings, Inc.	21,400	457,336
H2O Retailing Corp.	36,300	649,404
Hachijuni Nagano Bank Ltd.	34,300	532,954
Hakuhodo DY Holdings, Inc.	86,500	705,964
Hamakyorex Co. Ltd.	15,500	177,817
Hamamatsu Photonics KK	75,000	1,067,781
Happinet Corp.	12,000	248,403
Hazama Ando Corp.	48,100	548,017
Heiwa Corp.	17,600	235,729
Heiwado Co. Ltd.	17,400	291,230
SECURITY	NUMBER OF SHARES	VALUE ($)
Hikari Tsushin, Inc.	3,250	794,679
HI-LEX Corp.	2,400	34,135
Hirogin Holdings, Inc.	36,600	500,917
Hirose Electric Co. Ltd.	6,039	1,017,624
Hokkaido Electric Power Co., Inc. (a)	162,700	1,037,714
Hokuetsu Corp.	38,400	219,762
Hokuhoku Financial Group, Inc.	12,500	578,360
Hokuriku Electric Power Co.	83,300	498,506
Horiba Ltd.	7,600	1,192,830
Hoshizaki Corp.	20,900	745,367
Hosiden Corp.	21,000	372,878
House Foods Group, Inc.	19,100	464,940
Hulic Co. Ltd.	98,900	1,087,380
Hyakugo Bank Ltd.	27,600	345,022
Ibiden Co. Ltd.	26,200	2,621,123
IDOM, Inc.	42,100	338,421
Iino Kaiun Kaisha Ltd.	22,700	210,496
Inaba Denki Sangyo Co. Ltd.	27,500	490,432
Inabata & Co. Ltd.	21,900	541,601
Industrial & Infrastructure Fund Investment Corp.	285	252,172
INFRONEER Holdings, Inc.	82,100	1,328,261
Internet Initiative Japan, Inc.	27,900	612,459
Invincible Investment Corp.	515	197,361
Isetan Mitsukoshi Holdings Ltd.	31,600	705,291
Ishihara Sangyo Kaisha Ltd.	6,100	112,253
Ito En Ltd.	27,200	508,896
Itochu Enex Co. Ltd.	21,800	295,696
Itoham Yonekyu Holdings, Inc.	16,600	510,881
Itoki Corp.	4,500	82,444
Iyogin Holdings, Inc.	22,100	497,238
Izumi Co. Ltd.	74,200	465,934
J Front Retailing Co. Ltd.	56,400	1,049,477
Jaccs Co. Ltd.	8,100	189,941
JAFCO Group Co. Ltd.	17,500	245,566
Japan Airport Terminal Co. Ltd.	5,800	205,178
Japan Aviation Electronics Industry Ltd.	21,700	320,186
Japan Excellent, Inc.	192	173,590
Japan Exchange Group, Inc.	84,500	1,149,462
Japan Hotel REIT Investment Corp.	310	157,965
Japan Lifeline Co. Ltd.	9,300	91,585
Japan Logistics Fund, Inc.	285	176,729
Japan Metropolitan Fund Invest	887	655,197
Japan Petroleum Exploration Co. Ltd.	61,600	685,420
Japan Prime Realty Investment Corp.	406	249,473
Japan Pulp & Paper Co. Ltd.	9,600	66,906
Japan Real Estate Investment Corp.	829	634,392
Japan Steel Works Ltd.	7,900	366,029
Japan Wool Textile Co. Ltd.	14,700	175,308
Jeol Ltd.	11,000	558,435
JGC Holdings Corp.	76,500	1,069,942
Joyful Honda Co. Ltd.	15,800	247,396
Juroku Financial Group, Inc.	25,700	377,203
JVCKenwood Corp.	55,700	391,503
Kadokawa Corp.	18,700	409,200
Kaga Electronics Co. Ltd.	17,100	496,634
Kagome Co. Ltd.	20,100	329,226
Kakaku.com, Inc.	16,800	390,253
Kaken Pharmaceutical Co. Ltd.	8,982	213,717
Kamigumi Co. Ltd.	19,200	623,507
Kanadevia Corp.	72,200	531,115
Kanamoto Co. Ltd.	12,800	417,009
Kandenko Co. Ltd.	20,000	665,241
Kanematsu Corp.	60,700	792,324
Kansai Paint Co. Ltd.	57,560	1,018,902
Katitas Co. Ltd.	10,161	215,290
Kato Sangyo Co. Ltd.	10,900	435,232
KDX Realty Investment Corp.	303	296,138
Keihan Holdings Co. Ltd.	18,100	370,958

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Keikyu Corp.	40,500	395,348
Keio Corp.	118,600	602,543
Keisei Electric Railway Co. Ltd.	76,400	614,015
Kewpie Corp.	28,800	824,150
KH Neochem Co. Ltd.	6,900	141,976
Kinden Corp.	21,700	954,982
Kitz Corp.	24,000	325,835
Kiyo Bank Ltd.	7,800	226,852
Kobayashi Pharmaceutical Co. Ltd.	11,600	407,235
Kobe Bussan Co. Ltd.	21,400	374,150
Koei Tecmo Holdings Co. Ltd.	20,160	204,108
Kohnan Shoji Co. Ltd.	10,200	268,464
Kokusai Electric Corp.	16,600	747,244
Kokuyo Co. Ltd.	74,500	424,176
Komeri Co. Ltd.	12,700	307,287
Konami Group Corp.	7,800	1,004,792
Konoike Transport Co. Ltd.	9,000	168,305
Kose Holdings Corp.	14,100	501,827
Kraftia Corp.	12,900	678,382
Kumagai Gumi Co. Ltd.	56,500	503,169
Kumiai Chemical Industry Co. Ltd.	19,700	90,438
Kurabo Industries Ltd.	4,000	246,681
Kureha Corp.	17,100	457,392
Kurita Water Industries Ltd.	23,700	1,273,575
Kusuri No. Aoki Holdings Co. Ltd.	10,500	265,297
KYB Corp.	12,900	361,952
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,400	167,483
Kyoritsu Maintenance Co. Ltd.	11,800	256,442
Kyoto Financial Group, Inc.	17,300	476,857
Kyowa Kirin Co. Ltd.	53,800	863,626
Kyushu Financial Group, Inc.	51,000	468,782
Kyushu Railway Co.	32,900	742,413
Lasertec Corp.	2,200	505,411
Leopalace21 Corp.	62,900	266,114
Life Corp.	20,100	325,510
Lintec Corp.	15,400	590,364
Lion Corp.	70,600	756,840
M3, Inc.	56,200	629,619
Mabuchi Motor Co. Ltd.	52,600	544,872
Macnica Holdings, Inc.	50,100	1,014,256
Makino Milling Machine Co. Ltd.	5,550	482,136
Marui Group Co. Ltd.	29,500	550,211
Maruichi Steel Tube Ltd.	48,400	540,505
Maruwa Co. Ltd.	600	203,163
Maruzen Showa Unyu Co. Ltd.	3,700	177,558
Matsuda Sangyo Co. Ltd.	4,200	141,211
Max Co. Ltd.	19,800	226,990
McDonald's Holdings Co. Japan Ltd.	17,300	878,564
Mebuki Financial Group, Inc.	97,676	905,065
Megmilk Snow Brand Co. Ltd.	25,800	608,192
Meidensha Corp.	9,100	536,528
Meiko Electronics Co. Ltd.	2,600	326,585
MEITEC Group Holdings, Inc.	16,900	353,754
Menicon Co. Ltd.	20,000	217,384
Milbon Co. Ltd.	4,800	83,716
Mirait One Corp.	27,700	611,889
Mitsubishi Logistics Corp.	69,900	700,855
Mitsubishi Pencil Co. Ltd.	9,000	156,106
Mitsuboshi Belting Ltd.	6,400	163,442
Mitsui E&S Co. Ltd.	12,500	376,992
Mitsui Fudosan Accommodations Fund, Inc.	256	197,235
Mitsui Fudosan Retail Fund Investment Corp.	286	147,159
Mitsui High-Tec, Inc.	40,850	228,286
Mitsui-Soko Holdings Co. Ltd.	14,700	331,796
Mitsuuroko Group Holdings Co. Ltd.	10,800	142,644
Miura Co. Ltd.	21,100	423,063
MIXI, Inc.	14,600	265,644
Mizuho Leasing Co. Ltd.	30,900	264,172
SECURITY	NUMBER OF SHARES	VALUE ($)
Mizuno Corp.	15,700	362,055
Mochida Pharmaceutical Co. Ltd.	6,700	130,695
Modec, Inc.	3,300	213,136
MonotaRO Co. Ltd.	25,400	320,528
Morinaga & Co. Ltd.	21,500	356,881
Morinaga Milk Industry Co. Ltd.	119,600	895,280
Morita Holdings Corp.	8,600	135,343
Musashi Seimitsu Industry Co. Ltd.	18,600	367,544
Nabtesco Corp.	32,000	919,774
Nachi-Fujikoshi Corp.	4,000	135,273
Nagoya Railroad Co. Ltd.	64,400	765,539
Nakanishi, Inc.	11,500	218,543
NANKAI Co. Ltd.	23,700	443,704
Nexon Co. Ltd.	46,422	727,546
Nextage Co. Ltd.	14,100	293,816
NHK Spring Co. Ltd.	55,800	1,237,061
Nichias Corp.	43,000	891,229
Nichicon Corp.	24,600	437,162
Nichiha Corp.	8,600	165,462
Nifco, Inc.	21,400	692,767
Nihon Kohden Corp.	47,300	470,945
Nihon M&A Center Holdings, Inc.	54,900	219,220
Nihon Parkerizing Co. Ltd.	20,800	215,361
Nikkiso Co. Ltd.	8,300	191,893
Nikkon Holdings Co. Ltd.	18,900	596,540
Nippn Corp.	25,900	456,446
Nippon Building Fund, Inc.	892	752,408
Nippon Densetsu Kogyo Co. Ltd.	10,800	270,198
Nippon Electric Glass Co. Ltd.	24,700	813,684
Nippon Gas Co. Ltd.	19,800	352,782
Nippon Kayaku Co. Ltd.	44,400	533,560
Nippon Light Metal Holdings Co. Ltd.	39,600	666,156
Nippon Paint Holdings Co. Ltd.	177,900	1,342,422
Nippon Prologis REIT, Inc.	712	404,634
Nippon Seiki Co. Ltd.	7,600	115,082
Nippon Shinyaku Co. Ltd.	22,100	470,083
Nippon Shokubai Co. Ltd.	53,484	719,473
Nippon Soda Co. Ltd.	11,400	272,197
Nippon Television Holdings, Inc.	27,700	505,812
Nipro Corp.	52,700	537,623
Nishimatsu Construction Co. Ltd.	10,000	331,387
Nishimatsuya Chain Co. Ltd.	16,300	204,123
Nishi-Nippon Financial Holdings, Inc.	15,200	401,703
Nishi-Nippon Railroad Co. Ltd.	22,700	444,038
Nissan Chemical Corp.	26,700	1,241,086
Nisshin Oillio Group Ltd.	31,600	377,260
Nisshinbo Holdings, Inc.	74,600	1,002,282
Nittetsu Mining Co. Ltd.	8,000	149,873
Nitto Boseki Co. Ltd.	12,200	209,538
Nitto Kogyo Corp.	7,500	202,298
NOF Corp.	37,800	656,790
Nojima Corp.	51,800	424,109
NOK Corp.	35,200	665,187
Nomura Co. Ltd.	23,800	174,138
Nomura Real Estate Holdings, Inc.	142,400	818,298
Nomura Real Estate Master Fund, Inc.	553	528,912
Noritake Co. Ltd.	13,700	287,686
Noritz Corp.	3,400	50,586
North Pacific Bank Ltd.	46,200	331,230
NPR-RIKEN Corp.	2,100	53,128
NS Solutions Corp.	13,300	328,044
NS United Kaiun Kaisha Ltd.	1,600	80,261
NSD Co. Ltd.	11,600	207,241
NTN Corp.	280,103	677,190
NTT UD REIT Investment Corp.	186	160,128
Obic Co. Ltd.	18,600	533,514
Odakyu Electric Railway Co. Ltd.	66,000	730,489
Okamura Corp.	19,500	284,665
Oki Electric Industry Co. Ltd.	16,800	283,772

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OKUMA Corp.	18,200	555,864
Okumura Corp.	9,800	353,617
Onward Holdings Co. Ltd.	20,800	99,385
Open House Group Co. Ltd.	17,200	913,967
Open Up Group, Inc.	14,200	179,209
Oracle Corp. Japan	5,800	325,865
Organo Corp.	2,100	188,940
Oriental Land Co. Ltd.	61,800	1,233,507
Orix JREIT, Inc.	637	412,202
Osaka Soda Co. Ltd.	18,200	199,283
OSG Corp.	23,800	542,988
Park24 Co. Ltd.	34,900	431,965
Penta-Ocean Construction Co. Ltd.	72,500	674,825
Pigeon Corp.	39,500	500,644
Pilot Corp.	26,100	296,458
Pola Orbis Holdings, Inc.	33,800	284,416
Prima Meat Packers Ltd.	14,800	230,297
Raito Kogyo Co. Ltd.	11,900	280,363
Raiznext Corp.	2,900	52,533
Rakuten Group, Inc. *	41,383	215,777
Relo Group, Inc.	20,400	257,385
Resorttrust, Inc.	25,176	282,376
Ricoh Leasing Co. Ltd.	3,600	151,312
Rinnai Corp.	24,400	545,640
Rohto Pharmaceutical Co. Ltd.	37,400	560,110
Round One Corp.	32,800	249,233
Ryoyo Ryosan Holdings, Inc.	6,300	115,100
S&B Foods, Inc.	1,100	45,353
Saizeriya Co. Ltd.	6,600	327,477
Sakata INX Corp.	16,200	252,691
Sakata Seed Corp.	7,700	207,690
San-A Co. Ltd.	15,200	310,964
San-Ai Obbli Co. Ltd.	29,300	426,142
Sangetsu Corp.	12,400	240,219
San-In Godo Bank Ltd.	24,400	353,633
Sanken Electric Co. Ltd. *	5,200	265,807
Sanki Engineering Co. Ltd.	29,000	412,515
Sankyo Co. Ltd.	35,500	411,970
Sankyu, Inc.	5,200	307,594
Sanrio Co. Ltd.	21,600	172,754
Santen Pharmaceutical Co. Ltd.	77,200	911,439
Sanyo Chemical Industries Ltd.	2,400	72,643
Sanyo Denki Co. Ltd.	6,300	213,270
Sapporo Breweries Ltd.	53,400	674,265
Sawai Group Holdings Co. Ltd.	27,900	288,187
SBI Holdings, Inc.	12,800	241,642
SBS Holdings, Inc.	1,900	52,946
SCREEN Holdings Co. Ltd.	11,900	907,787
Sega Sammy Holdings, Inc.	44,300	765,289
Seibu Holdings, Inc.	25,355	567,822
Seiko Group Corp.	12,300	601,385
Seino Holdings Co. Ltd.	47,500	784,322
Seiren Co. Ltd.	12,200	241,314
Sekisui House Reit, Inc.	516	245,410
Senko Group Holdings Co. Ltd.	38,100	526,642
Seria Co. Ltd.	18,600	450,665
Seven Bank Ltd.	159,800	319,015
Sharp Corp. *	149,400	577,142
Shibuya Corp.	5,500	149,909
Shiga Bank Ltd.	19,700	292,716
Shikoku Electric Power Co., Inc.	63,200	655,841
Shinmaywa Industries Ltd.	20,100	246,217
Ship Healthcare Holdings, Inc.	24,000	384,479
Shizuoka Financial Group, Inc.	49,600	978,361
SHO-BOND Holdings Co. Ltd.	37,800	312,858
Showa Sangyo Co. Ltd.	2,900	64,453
SKY Perfect JSAT Corp.	21,300	277,441
Skylark Holdings Co. Ltd.	35,200	693,663
Socionext, Inc.	37,900	444,985
SECURITY	NUMBER OF SHARES	VALUE ($)
Sony Financial Group, Inc.	620,600	601,664
Sotetsu Holdings, Inc.	18,400	304,023
Square Enix Holdings Co. Ltd.	53,300	926,104
Stanley Electric Co. Ltd.	17,500	381,337
Starts Corp., Inc.	7,500	222,395
Sugi Holdings Co. Ltd.	34,500	612,025
Sumitomo Bakelite Co. Ltd.	20,400	816,851
Sumitomo Osaka Cement Co. Ltd.	15,500	523,991
Sumitomo Pharma Co. Ltd. *	24,131	188,056
Sumitomo Warehouse Co. Ltd.	12,400	315,451
Sundrug Co. Ltd.	26,000	617,705
Suruga Bank Ltd.	16,700	270,447
SWCC Corp.	4,500	310,195
T Hasegawa Co. Ltd.	7,300	148,228
Tadano Ltd.	41,500	344,881
Taihei Dengyo Kaisha Ltd.	13,100	196,557
Taikisha Ltd.	12,200	319,698
Taiyo Holdings Co. Ltd.	8,400	247,781
Taiyo Yuden Co. Ltd.	18,700	1,156,429
Takamatsu Construction Group Co. Ltd.	1,500	34,955
Takara Holdings, Inc.	50,563	659,642
Takara Standard Co. Ltd.	14,200	267,418
Takasago International Corp.	19,600	147,707
Takasago Thermal Engineering Co. Ltd.	16,600	439,605
Takashimaya Co. Ltd.	85,600	1,223,725
Takeuchi Manufacturing Co. Ltd.	8,700	402,865
Takuma Co. Ltd.	14,200	299,567
TBS Holdings, Inc.	13,600	511,877
THK Co. Ltd.	28,900	1,189,220
TKC Corp.	6,300	152,891
Toa Corp.	14,900	186,917
Toagosei Co. Ltd.	31,300	349,891
Tocalo Co. Ltd.	11,600	208,058
Toda Corp.	59,800	555,150
Toei Co. Ltd.	4,500	171,081
Toenec Corp.	7,100	90,421
Toho Co. Ltd.	61,000	583,527
Toho Holdings Co. Ltd.	17,400	438,798
Tokai Carbon Co. Ltd.	108,600	1,035,710
TOKAI Holdings Corp.	38,400	279,503
Tokai Rika Co. Ltd.	22,269	439,134
Token Corp.	2,850	238,860
Tokuyama Corp.	33,800	792,831
Tokyo Century Corp.	47,600	777,837
Tokyo Kiraboshi Financial Group, Inc.	31,000	325,910
Tokyo Metro Co. Ltd.	49,800	456,199
Tokyo Ohka Kogyo Co. Ltd.	11,300	611,984
Tokyo Seimitsu Co. Ltd.	6,100	635,182
Tokyo Steel Manufacturing Co. Ltd.	37,300	413,937
Tokyo Tatemono Co. Ltd.	41,300	871,482
Tokyu Construction Co. Ltd.	9,500	68,993
Tomy Co. Ltd.	23,100	525,477
Topre Corp.	19,600	343,336
Toshiba TEC Corp.	10,800	211,932
Totetsu Kogyo Co. Ltd.	6,200	161,530
Towa Pharmaceutical Co. Ltd.	8,000	200,110
Toyo Tire Corp.	40,900	1,084,848
Toyobo Co. Ltd.	13,500	126,993
Toyoda Gosei Co. Ltd.	20,600	711,183
Transcosmos, Inc.	9,000	214,081
Trend Micro, Inc.	25,900	1,043,559
Trusco Nakayama Corp.	16,400	247,282
TS Tech Co. Ltd.	37,500	430,156
TSI Holdings Co. Ltd.	18,100	139,512
Tsubakimoto Chain Co.	24,200	388,287
Tsugami Corp.	4,900	179,813
Tsumura & Co.	17,890	428,129
Tsuruha Holdings, Inc.	34,700	528,662
TV Asahi Holdings Corp.	14,890	291,892

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tv Tokyo Holdings Corp.	4,800	103,607
UACJ Corp.	59,620	870,234
Ulvac, Inc.	12,900	680,368
Umios Corp.	74,600	611,313
United Super Markets Holdings, Inc.	54,412	280,729
United Urban Investment Corp.	380	388,325
Ushio, Inc.	22,600	524,481
USS Co. Ltd.	48,046	606,767
UT Group Co. Ltd.	178,300	205,340
Valor Holdings Co. Ltd.	23,400	477,623
Wacoal Holdings Corp.	9,500	261,965
Wacom Co. Ltd.	32,800	158,212
Wakita & Co. Ltd.	7,100	85,305
World Co. Ltd.	10,100	101,583
YAMABIKO Corp.	12,500	300,955
Yamaguchi Financial Group, Inc.	21,400	395,712
Yamato Kogyo Co. Ltd.	6,300	530,360
Yamazen Corp.	27,000	299,115
Yellow Hat Ltd.	18,600	210,611
Yodoko Ltd.	29,800	258,079
Yokogawa Bridge Holdings Corp.	10,900	201,669
Yokohama Financial Group, Inc.	111,100	1,264,629
Yoshinoya Holdings Co. Ltd.	17,300	417,862
Yuasa Co. Ltd.	7,600	275,674
Yurtec Corp.	11,700	174,259
Zenkoku Hosho Co. Ltd.	17,100	336,400
Zensho Holdings Co. Ltd.	10,700	668,124
Zeon Corp.	53,900	755,867
ZOZO, Inc.	53,100	381,467
		215,788,912

Jersey 0.4%
CVC Capital Partners PLC	12,559	210,867
International Workplace Group PLC	118,280	315,452
Man Group PLC	327,127	1,339,439
TP ICAP Group PLC	179,386	828,515
		2,694,273

Luxembourg 0.5%
Allegro.eu SA *	43,260	521,117
Aroundtown SA *	184,923	465,153
Befesa SA	10,097	407,177
Criteo SA *	24,844	542,096
InPost SA *	19,372	345,511
RTL Group SA	17,611	659,298
Samsonite Group SA	250,457	450,713
Spotify Technology SA *	526	262,968
Zabka Group SA	26,451	225,436
		3,879,469

Macau 0.0%
Sands China Ltd.	143,200	268,543

Netherlands 2.1%
Adyen NV *	997	1,014,164
Arcadis NV	16,086	757,035
Argenx SE, ADR *	233	198,940
Basic-Fit NV *	9,557	382,361
BE Semiconductor Industries NV	3,226	739,783
Brembo NV	47,308	579,286
Cementir Holding NV	12,406	216,709
Corbion NV	17,390	380,041
CTP NV	12,720	229,845
Davide Campari-Milano NV	82,547	562,204
Eurocommercial Properties NV	7,077	228,921
SECURITY	NUMBER OF SHARES	VALUE ($)
Euronext NV	4,701	859,558
Ferrovial NV	13,913	911,385
Flow Traders Ltd. *	4,937	150,646
Fugro NV	47,656	465,855
Havas NV	8,709	186,484
Koninklijke BAM Groep NV	83,533	1,120,226
Koninklijke Heijmans NV	4,252	459,975
Koninklijke Vopak NV	11,337	641,784
MFE-MediaForEurope NV, Class A	173,026	525,870
MFE-MediaForEurope NV, Class B (a)	28,805	117,047
OCI NV *	59,958	279,886
Pepco Group NV	35,641	439,035
Qiagen NV	26,039	1,071,475
Redcare Pharmacy NV *(a)	2,073	147,460
RHI Magnesita NV	4,999	190,332
Technip Energies NV	23,073	798,019
TKH Group NV	12,428	612,774
Van Lanschot Kempen NV	5,283	397,019
		14,664,119

New Zealand 0.6%
a2 Milk Co. Ltd.	80,396	390,697
Air New Zealand Ltd.	483,496	118,193
Auckland International Airport Ltd.	62,402	319,948
Chorus Ltd.	57,487	319,325
Contact Energy Ltd.	95,508	510,742
EBOS Group Ltd.	24,227	314,096
Fisher & Paykel Healthcare Corp. Ltd., Class C	39,697	949,425
Freightways Group Ltd.	16,003	130,412
Genesis Energy Ltd.	156,738	235,980
Mercury NZ Ltd.	65,616	258,930
Meridian Energy Ltd.	132,371	443,878
SKYCITY Entertainment Group Ltd. *	251,265	91,608
Xero Ltd. *	4,957	247,478
		4,330,712

Norway 2.0%
AF Gruppen ASA	6,615	132,388
Aker Solutions ASA	115,644	514,823
Atea ASA *	20,030	363,461
Austevoll Seafood ASA	28,493	255,902
Bluenord ASA *	5,571	303,767
Bonheur ASA	4,839	114,625
Borregaard ASA	12,529	208,872
BW Offshore Ltd.	6,925	34,086
DNO ASA	347,883	618,644
DOF Group ASA	26,040	342,071
Elkem ASA *	163,152	535,739
Europris ASA	34,414	310,043
Gjensidige Forsikring ASA	22,375	667,467
Hoegh Autoliners ASA	50,035	889,570
Kongsberg Gruppen ASA	16,488	515,299
Leroy Seafood Group ASA	88,505	388,437
MPC Container Ships ASA	219,966	565,378
Norconsult Norge AS	46,460	190,505
Nordic Semiconductor ASA *	13,342	225,425
Norwegian Air Shuttle ASA	149,375	206,136
Odfjell Drilling Ltd.	24,190	232,265
Opera Ltd., ADR	14,951	282,574
Salmar ASA	9,814	535,041
Scatec ASA *	17,882	172,919
SFL Corp. Ltd.	43,057	531,323
SpareBank 1 Nord Norge	17,724	296,231
SpareBank 1 SMN	18,894	391,947
SpareBank 1 Sor-Norge ASA	31,352	702,345
Sparebanken Norge	17,647	366,849

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stolt-Nielsen Ltd.	9,539	320,293
Storebrand ASA	41,158	876,062
TGS ASA	57,532	779,651
TOMRA Systems ASA	31,381	348,787
Veidekke ASA	18,516	368,394
Wallenius Wilhelmsen ASA	54,167	844,154
		14,431,473

Poland 1.1%
Alior Bank SA	13,480	497,432
Asseco Poland SA	11,469	614,254
Bank Millennium SA *	55,287	305,535
BNPP Bank Polska SA	711	29,582
Budimex SA	1,372	266,100
CD Projekt SA *	3,100	207,359
Cyfrowy Polsat SA *	113,267	517,269
Dino Polska SA *	58,338	500,212
Enea SA	66,855	350,950
Erste Bank Polska SA	5,369	1,058,529
Eurocash SA *	52,133	67,991
Grupa Azoty SA *	34,188	179,901
Grupa Kety SA	1,415	474,125
Jastrzebska Spolka Weglowa SA *	70,397	472,232
KRUK SA	2,220	253,273
LPP SA	135	785,279
mBank SA *	1,201	435,461
Orange Polska SA	156,475	638,776
		7,654,260

Portugal 0.4%
Banco Comercial Portugues SA, Class R	865,998	1,067,001
Navigator Co. SA	82,393	309,713
NOS SGPS SA	81,758	455,052
REN - Redes Energeticas Nacionais SGPS SA	104,843	417,364
Sonae SGPS SA	343,492	806,851
		3,055,981

Republic of Korea 7.5%
Amorepacific Corp.	8,066	727,351
Amorepacific Holdings Corp.	18,106	321,513
Asiana Airlines, Inc. *	60,728	293,460
BGF retail Co. Ltd.	4,671	404,846
BH Co. Ltd.	13,825	143,271
Binggrae Co. Ltd.	3,218	152,104
Celltrion, Inc. *	6,427	828,260
Cheil Worldwide, Inc.	27,656	365,293
CJ ENM Co. Ltd. *	8,556	187,223
CJ Logistics Corp.	6,424	331,776
Coway Co. Ltd.	16,784	1,063,332
Daeduck Electronics Co. Ltd.	6,594	431,910
Daesang Corp.	16,048	198,134
Daewoo Engineering & Construction Co. Ltd. *	164,602	1,412,372
Daishin Securities Co. Ltd. *	7,916	141,169
Daou Technology, Inc.	10,044	255,945
DB HiTek Co. Ltd.	7,444	422,700
DL E&C Co. Ltd.	30,348	1,213,729
DL Holdings Co. Ltd. *	8,656	258,203
Dongjin Semichem Co. Ltd.	7,666	204,530
Dongwon Industries Co. Ltd.	6,340	156,284
Doosan Bobcat, Inc.	21,471	883,888
Doosan Co. Ltd.	1,019	804,588
DoubleDown Interactive Co. Ltd., ADR *	12,222	141,531
E1 Corp.	938	57,555
Ecopro BM Co. Ltd.	1,941	138,649
SECURITY	NUMBER OF SHARES	VALUE ($)
Ecopro Co. Ltd. *	4,796	262,548
F&F Co. Ltd.	4,915	275,919
Gravity Co. Ltd., ADR	2,047	126,812
GS Engineering & Construction Corp.	65,332	1,038,511
GS Retail Co. Ltd.	18,806	322,279
Hanon Systems *	138,723	314,230
Hansol Chemical Co. Ltd.	1,425	202,621
Hanwha Aerospace Co. Ltd.	749	480,849
Hanwha General Insurance Co. Ltd. *	19,167	75,331
Hanwha Life Insurance Co. Ltd. *	87,526	264,681
Hanwha Solutions Corp. *	20,859	367,151
Harim Holdings Co. Ltd.	94,238	625,315
HD Construction Equipment Co. Ltd.	8,726	744,421
HD Hyundai Electric Co. Ltd.	204	94,335
HD Hyundai Heavy Industries Co. Ltd.	385	128,904
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,115	1,092,779
HDC Holdings Co. Ltd.	17,541	242,711
Hite Jinro Co. Ltd.	15,278	163,977
HL Mando Co. Ltd.	20,377	626,099
Hotel Shilla Co. Ltd. *	13,313	402,071
HS Hyosung Advanced Materials Corp.	1,761	196,636
HYBE Co. Ltd. *	1,077	126,075
Hyosung Heavy Industries Corp.	59	95,888
Hyosung TNC Corp.	3,115	663,233
Hyundai Department Store Co. Ltd.	6,106	498,780
Hyundai Elevator Co. Ltd.	3,634	170,069
Hyundai Green Food	11,733	148,015
Hyundai Marine & Fire Insurance Co. Ltd. *	37,592	999,935
Hyundai Rotem Co. Ltd.	1,917	178,146
Hyundai Wia Corp.	15,454	620,175
iM Financial Group Co. Ltd.	63,500	744,546
Industrial Bank of Korea	62,191	891,630
IPARK Hyundai Development Co., Class E	22,375	308,029
JB Financial Group Co. Ltd.	35,348	644,681
Kakao Corp.	25,242	650,511
Kangwon Land, Inc.	18,912	193,995
KCC Corp.	1,954	514,363
KCC Glass Corp. *	4,849	74,421
KEPCO Plant Service & Engineering Co. Ltd.	6,151	191,894
KIWOOM Securities Co. Ltd.	1,510	301,510
Kolon Corp.	3,362	53,784
Kolon Industries, Inc.	15,952	525,827
Korea Aerospace Industries Ltd.	3,335	296,930
Korea Investment Holdings Co. Ltd.	5,259	742,433
Korea Petrochemical Ind Co. Ltd.	3,769	222,246
Korean Reinsurance Co.	45,649	438,595
Krafton, Inc. *	3,800	642,183
Kumho Tire Co., Inc. *	53,047	264,879
LF Corp.	10,694	166,458
LG CNS Co. Ltd.	6,477	278,087
LG Energy Solution Ltd. *	1,835	415,132
Lotte Chilsung Beverage Co. Ltd.	2,110	148,416
Lotte Corp.	21,466	335,977
LOTTE Fine Chemical Co. Ltd.	7,995	247,017
Lotte Rental Co. Ltd.	8,537	234,306
Lotte Shopping Co. Ltd.	12,814	1,035,101
LS Corp.	6,130	1,106,268
LS Electric Co. Ltd.	3,735	470,296
LX International Corp.	31,020	809,263
LX Semicon Co. Ltd.	8,614	204,621
Macquarie Korea Infrastructure Fund	45,468	321,793
Meritz Financial Group, Inc. *	12,547	1,076,688
Mirae Asset Securities Co. Ltd.	18,765	445,776
Misto Holdings Corp.	9,075	284,755
NC Corp.	4,260	692,622
Netmarble Corp.	5,053	135,017
NH Investment & Securities Co. Ltd., Class C	22,539	441,461

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NHN Corp. *	8,017	205,923
NICE Holdings Co. Ltd. *	1,452	13,017
NongShim Co. Ltd.	1,428	381,708
OCI Holdings Co. Ltd.	3,917	516,453
Orion Corp.	6,291	576,936
Orion Holdings Corp.	16,004	283,787
Otoki Corp.	785	177,997
Pan Ocean Co. Ltd.	173,856	658,723
Poongsan Corp.	6,063	304,753
Posco International Corp.	21,397	780,097
S-1 Corp.	5,286	261,788
Samchully Co. Ltd.	769	63,490
Samsung Biologics Co. Ltd. *	192	197,543
Samsung E&A Co. Ltd.	52,087	1,541,872
Samsung Episholdings Co. Ltd. *	33	8,569
Samsung Heavy Industries Co. Ltd. *	19,674	292,515
Samsung Life Insurance Co. Ltd.	8,564	1,795,188
Samsung Securities Co. Ltd.	7,829	530,655
Samyang Biopharmaceuticals Corp. *	2,326	62,336
Samyang Holdings Corp.	2,886	116,167
SD Biosensor, Inc. *	25,399	112,507
SeAH Besteel Holdings Corp.	2,574	59,269
SeAH Steel Holdings Corp.	713	52,311
Seegene, Inc.	18,649	348,925
SFA Engineering Corp.	9,135	126,111
Shinsegae, Inc.	3,826	1,107,020
SIMMTECH Co. Ltd.	5,746	320,260
SK Chemicals Co. Ltd.	5,209	141,961
SK Discovery Co. Ltd.	5,962	213,292
SK Gas Ltd.	1,162	183,082
SK Networks Co. Ltd.	96,523	486,991
SKC Co. Ltd. *	2,422	118,913
SL Corp.	7,229	262,946
Soulbrain Co. Ltd.	874	151,350
Sungwoo Hitech Co. Ltd.	36,943	143,327
Taihan Cable & Solution Co. Ltd. *	12,900	205,262
WONIK IPS Co. Ltd.	4,495	294,958
Youngone Corp.	6,435	399,749
Youngone Holdings Co. Ltd.	2,096	279,193
Yuhan Corp.	4,337	221,461
		53,638,028

Singapore 2.1%
BW LPG Ltd.	39,491	905,297
CapitaLand Ascendas REIT *	417,100	835,441
CapitaLand Ascott Trust	342,604	241,703
CapitaLand Integrated Commercial Trust *	418,080	811,383
CapitaLand Investment Ltd.	217,598	450,938
City Developments Ltd.	84,000	513,738
ComfortDelGro Corp. Ltd.	658,800	688,617
Frasers Logistics & Commercial Trust *	470,800	363,419
Genting Singapore Ltd.	1,041,700	515,590
Grab Holdings Ltd., A Shares *	71,743	251,101
Hafnia Ltd.	101,343	777,917
Hutchison Port Holdings Trust, U Shares	1,721,200	332,192
IGG, Inc.	179,900	76,602
Jardine Cycle & Carriage Ltd.	20,300	465,212
Keppel Infrastructure Trust	846,515	359,742
Mapletree Industrial Trust *	232,966	350,570
Mapletree Logistics Trust	375,332	362,588
Mapletree Pan Asia Commercial Trust	283,092	293,580
Netlink NBN Trust	333,900	262,736
SATS Ltd.	112,249	413,852
Sea Ltd., ADR *	10,018	1,069,321
Seatrium Ltd.	149,973	251,249
Sembcorp Industries Ltd.	140,400	603,872
Sheng Siong Group Ltd.	99,400	258,698
Singapore Exchange Ltd.	61,600	1,174,354
SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore Post Ltd.	399,400	105,888
Singapore Technologies Engineering Ltd.	114,800	902,074
UOL Group Ltd.	84,501	652,037
Venture Corp. Ltd.	69,500	865,955
Yanlord Land Group Ltd.	89,600	47,863
		15,203,529

Spain 1.5%
Abengoa SA, B Shares *(b)	66,135,341	0
Acciona SA	3,288	904,348
Atresmedia Corp. de Medios de Comunicacion SA	34,509	206,969
Bankinter SA	72,677	1,336,887
CIE Automotive SA	9,177	280,259
Colonial SFL Socimi SA	48,460	310,189
Construcciones y Auxiliar de Ferrocarriles SA	3,920	310,000
Corp. ACCIONA Energias Renovables SA	8,004	200,383
Ebro Foods SA	11,398	240,707
EDP Renewables SA	31,681	491,592
Elecnor SA	7,937	313,868
Enagas SA	58,179	1,134,060
Faes Farma SA	32,515	170,746
Fluidra SA	15,286	339,904
Gestamp Automocion SA	76,831	259,335
Indra Sistemas SA	6,829	448,983
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	129,848	191,775
Logista Integral SA	13,804	588,901
Merlin Properties Socimi SA	28,278	491,475
Puig Brands SA, Class B	12,956	249,473
Sacyr SA	125,637	682,975
Unicaja Banco SA	83,382	320,625
Vidrala SA	3,722	376,446
Viscofan SA	9,550	632,785
		10,482,685

Sweden 3.6%
AAK AB	30,966	668,192
AcadeMedia AB	25,280	264,954
AddLife AB, B Shares	12,984	220,707
AddTech AB, B Shares	13,276	483,062
AFRY AB	29,109	314,661
Alleima AB	50,268	597,418
Ambea AB	18,602	281,968
Arjo AB, B Shares	66,276	188,518
Asmodee Group AB, Class B *	22,752	355,061
Attendo AB	27,659	318,129
Avanza Bank Holding AB	6,302	258,609
Axfood AB	19,990	510,172
Beijer Ref AB, Class B	40,819	576,050
Betsson AB, Class B	35,678	344,839
Bilia AB, A Shares	24,156	391,328
Billerud AB	85,481	681,604
Bravida Holding AB	50,356	693,845
Castellum AB	48,262	677,372
Coffee Stain Group AB, Class B *	10,280	19,437
Dometic Group AB *	122,716	306,547
Electrolux Professional AB, B Shares	30,593	152,514
Elekta AB, B Shares	102,652	522,231
Embracer Group AB *	33,586	238,135
EQT AB	20,958	711,854
Evolution AB *	15,736	1,200,992
Fabege AB	23,596	185,057
Fastighets AB Balder, B Shares *	49,179	269,168
Getinge AB, B Shares	48,795	1,216,233
Granges AB	28,841	543,163

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hexpol AB	67,277	626,212
Holmen AB, B Shares	18,123	614,606
Indutrade AB	28,757	722,004
Intrum AB *	268,552	90,391
Inwido AB	15,419	278,072
JM AB	29,008	375,362
Lagercrantz Group AB, B Shares	8,049	189,269
Lifco AB, B Shares	12,267	417,790
Lindab International AB	12,374	161,270
Loomis AB	17,437	962,252
MEKO AB	10,987	88,699
Mycronic AB	9,090	300,352
NCC AB, B Shares	28,239	504,077
New Wave Group AB, B Shares	18,085	179,431
Nibe Industrier AB, B Shares	236,404	947,633
Nolato AB, B Shares	28,442	145,710
Norion Bank AB *	3,147	19,345
Peab AB, B Shares	57,160	566,196
Ratos AB, B Shares	66,450	251,184
Saab AB, B Shares	12,561	789,305
Sagax AB, B Shares	11,071	194,611
Samhallsbyggnadsbolaget i Norden AB *(a)	623,578	214,922
Scandic Hotels Group AB	42,323	376,593
Sinch AB *	181,267	766,625
Svenska Cellulosa AB SCA, B Shares	70,106	797,046
Sweco AB, B Shares	30,113	425,129
Swedish Orphan Biovitrum AB *	15,580	772,086
Thule Group AB	20,322	467,817
Wihlborgs Fastigheter AB	28,588	232,511
		25,668,320

Switzerland 3.7%
Accelleron Industries AG	3,768	341,141
Allreal Holding AG	1,560	408,079
ALSO Holding AG	2,528	604,839
Aryzta AG *	6,845	449,695
Avolta AG *	17,132	1,028,507
Banque Cantonale Vaudoise	2,702	424,459
Belimo Holding AG	554	577,707
Bell Food Group AG	588	132,146
Berner Kantonalbank AG	324	154,176
BKW AG	3,140	518,734
Bossard Holding AG, Class A	1,214	340,133
Bucher Industries AG	895	351,638
Burckhardt Compression Holding AG	325	194,812
Cembra Money Bank AG	4,152	461,616
Clariant AG *	99,492	1,130,566
Comet Holding AG	653	264,949
Daetwyler Holding AG	982	167,100
DKSH Holding AG	11,918	989,381
dormakaba Holding AG	5,010	360,998
EFG International AG *	5,730	114,005
Emmi AG	468	502,706
EMS-Chemie Holding AG	761	770,618
Flughafen Zurich AG	1,600	470,323
Forbo Holding AG	300	339,974
Galderma Group AG *	3,493	760,116
Galenica AG	9,587	1,018,443
Georg Fischer AG	8,482	543,870
Helvetia Baloise Holding AG	6,109	1,638,247
Huber & Suhner AG	1,941	457,525
Implenia AG	2,239	177,652
Inficon Holding AG	1,501	302,822
Interroll Holding AG	118	197,864
Kardex Holding AG	576	169,509
Landis & Gyr Group AG *	7,188	407,187
Luzerner Kantonalbank AG	1,724	237,784
Mobimo Holding AG	456	197,261
SECURITY	NUMBER OF SHARES	VALUE ($)
OC Oerlikon Corp. AG Pfaeffikon	90,830	535,814
On Holding AG, Class A *	7,083	256,688
PSP Swiss Property AG	2,429	438,230
SFS Group AG *	2,512	411,238
Siegfried Holding AG *	3,256	305,502
SIG Group AG *	64,418	1,170,574
Softwareone Holding AG *	28,004	304,478
St. Galler Kantonalbank AG	271	218,035
Stadler Rail AG	13,147	399,224
Straumann Holding AG	7,744	959,019
Sulzer AG	2,096	380,657
Swiss Prime Site AG	5,241	854,807
Swissquote Group Holding SA	4,232	220,485
Tecan Group AG	2,765	638,986
Temenos AG	4,656	387,308
Valiant Holding AG	1,807	353,152
VAT Group AG	1,267	948,321
Vontobel Holding AG	5,606	599,911
		26,589,011

Taiwan 0.0%
FIT Hon Teng Ltd. *	417,000	249,445

United Kingdom 8.4%
4imprint Group PLC	5,829	323,512
AG Barr PLC	18,959	166,088
Airtel Africa PLC	240,264	1,084,527
Allfunds Group PLC	46,356	473,245
ARM Holdings PLC, ADR *	690	165,386
Ashmore Group PLC	101,798	283,177
Autotrader Group PLC	74,616	526,877
Babcock International Group PLC	51,965	788,856
Beazley PLC	60,067	1,043,966
Big Yellow Group PLC	19,377	231,988
Bodycote PLC	42,308	412,956
Breedon Group PLC	101,979	454,934
Bridgepoint Group PLC	37,588	162,452
Brightstar Lottery PLC	44,923	451,027
British Land Co. PLC	115,940	693,278
Chemring Group PLC	38,362	305,786
Clarkson PLC	5,551	353,869
Close Brothers Group PLC *	74,197	425,596
Coats Group PLC	340,983	369,520
Computacenter PLC	18,640	1,155,113
Convatec Group PLC	285,457	862,557
Cranswick PLC	11,805	851,195
CVS Group PLC	13,899	234,866
Derwent London PLC	16,124	457,223
Diploma PLC	7,211	714,126
Domino's Pizza Group PLC	124,622	339,811
Dr. Martens PLC	199,094	207,687
Dunelm Group PLC	25,147	294,125
easyJet PLC	185,501	1,579,267
Elementis PLC	103,444	249,354
Endava PLC, ADR *	13,559	40,541
Endeavour Mining PLC	9,901	468,547
Energean PLC	32,769	336,975
Frasers Group PLC *	34,449	376,025
Fresnillo PLC	12,608	424,712
Future PLC	16,996	70,048
Games Workshop Group PLC	2,648	682,607
Gamma Communications PLC	22,968	289,740
Genuit Group PLC	74,671	274,635
Genus PLC	8,722	258,418
Grainger PLC	97,581	230,268
Greggs PLC	33,906	858,210
Halma PLC	22,326	1,066,673

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Harbour Energy PLC	296,873	963,026
Helios Towers PLC *	45,882	121,399
Hikma Pharmaceuticals PLC	44,288	945,454
Hill & Smith PLC	12,967	500,599
Hilton Food Group PLC	26,668	215,291
Hiscox Ltd.	25,132	613,570
Howden Joinery Group PLC	107,522	1,145,710
Hunting PLC	47,563	284,297
Ibstock PLC	131,149	164,648
ICG PLC	39,468	1,007,695
IG Group Holdings PLC	66,698	1,312,427
IMI PLC	33,742	1,340,857
InterContinental Hotels Group PLC	7,057	1,141,167
International Personal Finance PLC	41,340	139,011
Ithaca Energy PLC	35,556	116,111
J D Wetherspoon PLC	24,823	260,282
James Halstead PLC	66,132	106,955
JET2 PLC	39,030	810,031
Johnson Service Group PLC	85,805	173,928
Jupiter Fund Management PLC	72,715	154,369
Keller Group PLC	23,573	960,741
Kier Group PLC	144,309	470,005
Lancashire Holdings Ltd.	45,529	369,815
Land Securities Group PLC	119,964	1,142,649
Lion Finance Group PLC	4,415	693,513
LondonMetric Property PLC	90,103	238,197
Marshalls PLC	56,781	123,326
Michael Page PLC	130,055	319,661
Mitchells & Butlers PLC *	58,738	217,455
Mitie Group PLC	293,522	818,881
MONY Group PLC	134,436	357,571
Morgan Advanced Materials PLC	104,126	317,369
Morgan Sindall Group PLC	9,101	543,378
Ninety One PLC	84,060	242,214
Ocado Group PLC *	79,620	227,578
OSB Group PLC	88,888	669,146
Oxford Instruments PLC	7,081	260,726
Paragon Banking Group PLC	38,137	432,122
Pennon Group PLC	128,661	801,439
Pets at Home Group PLC	157,444	449,466
Polar Capital Holdings PLC	22,926	238,228
Premier Foods PLC	136,741	358,081
Primary Health Properties PLC	204,844	261,079
QinetiQ Group PLC	96,058	657,646
Quilter PLC	376,052	979,185
Renew Holdings PLC	16,408	200,411
Renishaw PLC	4,630	308,759
Rightmove PLC	57,948	363,307
Rotork PLC	131,505	866,342
RWS Holdings PLC	140,756	182,780
Safestore Holdings PLC	28,412	237,010
Savills PLC	46,073	571,273
Schroders PLC	164,765	1,306,919
Segro PLC	94,374	1,232,780
Senior PLC	93,166	364,765
Serica Energy PLC	110,781	351,289
Softcat PLC	15,969	419,033
Spirax Group PLC	10,278	963,634
Spire Healthcare Group PLC	90,743	285,568
SSP Group PLC	206,265	554,601
Tate & Lyle PLC	150,008	1,117,842
Telecom Plus PLC	16,846	193,213
THG PLC *(a)	398,481	162,727
TORM PLC, Class A	24,117	736,309
Tritax Big Box REIT PLC	137,974	317,219
UNITE Group PLC	39,132	284,262
Vesuvius PLC	90,245	451,239
Victrex PLC	34,036	359,178
Vistry Group PLC *	144,493	571,958
SECURITY	NUMBER OF SHARES	VALUE ($)
Watches of Switzerland Group PLC *	70,553	696,867
Weir Group PLC	30,909	1,102,750
WH Smith PLC	41,545	243,138
Wickes Group PLC	24,344	64,635
Zegona Communications PLC	5,899	116,418
Zigup PLC	95,783	597,049
		59,929,336

United States 0.7%
Alkermes PLC *	5,364	262,782
Atlassian Corp., Class A *	1,903	192,232
Carnival Corp. Ltd.	11,624	323,263
Diversified Energy Co.	14,920	198,220
Dole PLC	18,150	256,641
Garrett Motion, Inc.	21,654	674,522
Kulicke & Soffa Industries, Inc.	12,680	1,131,056
Lionsgate Studios Corp. *	60,566	804,316
Nordic American Tankers Ltd.	27,028	176,493
SolarEdge Technologies, Inc. *	14,054	579,025
		4,598,550
Total Common Stocks (Cost $476,898,015)		711,336,960

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	4,618	585,488
Jungheinrich AG	19,383	546,051
KSB SE & Co. KGaA	224	215,462
Sartorius AG	2,546	641,678
Sixt SE	4,676	323,681
STO SE & Co. KGaA	745	83,473
		2,395,833

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	6,801	349,672

Republic of Korea 0.0%
Daishin Securities Co. Ltd. *	5,962	81,220
Total Preferred Stocks (Cost $2,098,877)		2,826,725

RIGHTS 0.0% OF NET ASSETS

United Kingdom 0.0%
Greencore Group PLC
CVR *(b)	103,749	1,258
Total Rights (Cost $2,926)		1,258

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(b)	9,173	23,890
Total Warrants (Cost $0)		23,890

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	9,737,226	9,737,226
Total Short-Term Investments (Cost $9,737,226)		9,737,226
Total Investments in Securities (Cost $488,737,044)		723,926,059

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	7	1,113,805	20,917

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $9,294,230.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$14,826,548	$—	$14,826,548
Australia	776,421	35,309,487	—	36,085,908
Austria	203,983	4,719,322	—	4,923,305
British Virgin Islands	190,942	—	—	190,942
Canada	62,799,348	825,654	—	63,625,002
China	1,384,380	6,735,800	183,952	8,304,132
Cyprus	1,016,691	—	—	1,016,691
Denmark	443,918	9,773,510	—	10,217,428
Faeroe Islands	255,920	—	—	255,920
Finland	135,151	9,430,819	—	9,565,970
France	1,467,590	28,402,678	—	29,870,268
Germany	1,313,821	23,837,012	—	25,150,833
Guernsey	120,891	151,317	—	272,208
Hong Kong	929,796	14,659,616	0 *	15,589,412
Ireland	1,048,153	1,966,871	—	3,015,024
Isle Of Man	269,126	—	—	269,126
Israel	2,892,668	11,251,343	—	14,144,011
Italy	1,188,867	15,966,961	—	17,155,828
Japan	14,065,078	201,723,834	—	215,788,912
Luxembourg	805,064	3,074,405	—	3,879,469
Netherlands	389,272	14,274,847	—	14,664,119
New Zealand	828,215	3,502,497	—	4,330,712
Norway	4,560,217	9,871,256	—	14,431,473
Poland	1,057,717	6,596,543	—	7,654,260
Republic of Korea	320,654	53,317,374	—	53,638,028
Singapore	2,896,161	12,307,368	—	15,203,529
Spain	—	10,482,685	0 *	10,482,685
Sweden	264,954	25,403,366	—	25,668,320
Switzerland	1,338,777	25,250,234	—	26,589,011
United Kingdom	17,594,212	42,335,124	—	59,929,336
United States	4,400,330	198,220	—	4,598,550
Preferred Stocks[1]	—	2,826,725	—	2,826,725
Rights
United Kingdom	—	—	1,258	1,258
Warrants
Italy	—	—	23,890	23,890
Short-Term Investments[1]	9,737,226	—	—	9,737,226
Futures Contracts[2]	20,917	—	—	20,917
Total	$134,716,460	$589,021,416	$209,100	$723,946,976

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Equity Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.4% OF NET ASSETS

Brazil 8.4%
Ambev SA	1,449,823	4,573,285
Axia Energia SA	309,263	3,222,492
B3 SA - Brasil Bolsa Balcao	862,424	2,676,174
Banco Bradesco SA	692,372	2,184,001
Banco do Brasil SA	2,569,765	10,823,212
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	467,081	2,552,330
Cia Energetica de Minas Gerais	186,543	601,306
Cia Paranaense de Energia - Copel	525,467	1,537,275
Cia Siderurgica Nacional SA *	1,802,773	1,721,279
Cosan SA *	719,318	577,537
Equatorial SA	356,812	2,721,236
Itau Unibanco Holding SA	146,160	1,315,949
Klabin SA	522,703	1,881,840
Localiza Rent a Car SA	231,751	1,719,451
MBRF Global Foods Co. SA	311,688	1,078,486
Petroleo Brasileiro SA - Petrobras	4,597,537	44,477,519
Suzano SA	387,841	3,314,416
Telefonica Brasil SA	326,259	2,100,122
Ultrapar Participacoes SA	850,967	5,548,161
Vale SA	3,274,386	49,272,593
Vibra Energia SA	1,429,351	10,165,038
		154,063,702

Chile 0.4%
Banco de Chile	10,741,288	2,237,908
Cencosud SA	619,718	1,303,024
Empresas Copec SA	252,062	1,721,531
Enel Americas SA	8,756,680	828,718
Falabella SA	160,607	1,073,765
		7,164,946

China 31.0%
Agricultural Bank of China Ltd., A Shares	1,818,500	1,858,101
Agricultural Bank of China Ltd., H Shares	11,163,600	8,975,304
Alibaba Group Holding Ltd.	3,628,092	55,268,151
Aluminum Corp. of China Ltd., A Shares	601,600	854,996
Aluminum Corp. of China Ltd., H Shares	1,506,000	1,639,869
Anhui Conch Cement Co. Ltd., A Shares	410,500	1,128,079
Anhui Conch Cement Co. Ltd., H Shares	1,229,500	2,896,843
ANTA Sports Products Ltd.	257,600	2,592,593
BAIC Motor Corp. Ltd., H Shares *	5,941,000	659,823
Baidu, Inc., A Shares *	659,250	9,132,326
Bank of Beijing Co. Ltd., A Shares	2,303,400	1,780,650
Bank of China Ltd., A Shares	1,066,500	957,016
Bank of China Ltd., H Shares	34,890,234	24,475,666
Bank of Communications Co. Ltd., A Shares	1,981,000	2,105,289
Bank of Communications Co. Ltd., H Shares	4,145,000	3,993,603
BOE Technology Group Co. Ltd., A Shares	3,809,300	3,098,930
BYD Co. Ltd., A Shares	56,300	798,236
BYD Co. Ltd., H Shares	450,400	5,384,456
SECURITY	NUMBER OF SHARES	VALUE ($)
CGN Power Co. Ltd., A Shares	363,300	222,110
CGN Power Co. Ltd., H Shares	4,105,000	1,513,697
China CITIC Bank Corp. Ltd., A Shares	322,300	373,255
China CITIC Bank Corp. Ltd., H Shares	5,298,000	5,223,978
China Coal Energy Co. Ltd., A Shares	139,500	285,268
China Coal Energy Co. Ltd., H Shares	1,391,000	1,906,536
China Construction Bank Corp., A Shares	642,200	1,031,652
China Construction Bank Corp., H Shares	40,884,960	47,975,470
China Everbright Bank Co. Ltd., A Shares	3,152,200	1,480,233
China Everbright Bank Co. Ltd., H Shares	6,249,000	2,541,616
China Hongqiao Group Ltd.	1,062,000	3,341,754
China Life Insurance Co. Ltd., A Shares	13,000	75,968
China Life Insurance Co. Ltd., H Shares	723,000	2,691,686
China Mengniu Dairy Co. Ltd.	1,624,000	3,918,432
China Merchants Bank Co. Ltd., A Shares	797,100	4,675,614
China Merchants Bank Co. Ltd., H Shares	1,463,150	9,493,028
China Minsheng Banking Corp. Ltd., A Shares	5,061,800	2,713,427
China Minsheng Banking Corp. Ltd., H Shares	7,130,910	3,299,482
China National Building Material Co. Ltd., H Shares	7,328,562	3,478,396
China Pacific Insurance Group Co. Ltd., A Shares	156,100	746,364
China Pacific Insurance Group Co. Ltd., H Shares	807,800	3,152,901
China Petroleum & Chemical Corp., A Shares	2,602,600	2,031,518
China Petroleum & Chemical Corp., H Shares	32,706,400	18,483,257
China Railway Group Ltd., A Shares	2,017,400	1,375,972
China Railway Group Ltd., H Shares	5,561,000	2,560,247
China Resources Land Ltd.	1,611,000	6,815,523
China Shenhua Energy Co. Ltd., A Shares	144,800	978,604
China Shenhua Energy Co. Ltd., H Shares	1,401,500	7,764,135
China State Construction Engineering Corp. Ltd., A Shares	4,998,400	3,479,828
China Tower Corp. Ltd., H Shares	2,112,900	2,700,959
China United Network Communications Ltd., A Shares	3,008,150	1,985,550
China Vanke Co. Ltd., A Shares *	3,211,100	1,589,197
China Vanke Co. Ltd., H Shares *	5,328,000	1,686,038
China Yongda Automobiles Services Holdings Ltd.	4,694,500	520,006
China Zheshang Bank Co. Ltd., H Shares	3,070,000	935,963
CITIC Securities Co. Ltd., A Shares	324,800	1,366,198
CITIC Securities Co. Ltd., H Shares	296,000	1,033,302
CMOC Group Ltd., H Shares	429,000	924,592
Contemporary Amperex Technology Co. Ltd., A Shares	21,900	1,282,949
COSCO SHIPPING Holdings Co. Ltd., A Shares	915,100	2,115,684

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
COSCO SHIPPING Holdings Co. Ltd., H Shares	2,480,000	4,989,062
Country Garden Services Holdings Co. Ltd.	581,000	414,560
CRRC Corp. Ltd., A Shares	789,430	720,093
CRRC Corp. Ltd., H Shares	1,957,000	1,313,257
Daqo New Energy Corp., ADR *	81,599	993,060
ENN Energy Holdings Ltd.	457,800	2,739,442
Geely Automobile Holdings Ltd.	1,849,000	4,668,239
Gree Electric Appliances, Inc. of Zhuhai, A Shares	367,600	2,302,577
Haier Smart Home Co. Ltd., A Shares	297,800	1,021,580
Haier Smart Home Co. Ltd., H Shares	1,276,400	3,679,650
Hello Group, Inc., ADR	115,017	688,952
Huaneng Power International, Inc., A Shares	305,000	324,650
Huaneng Power International, Inc., H Shares	2,282,000	1,753,739
Industrial & Commercial Bank of China Ltd., A Shares	1,579,900	1,869,053
Industrial & Commercial Bank of China Ltd., H Shares	31,119,172	29,768,208
Industrial Bank Co. Ltd., A Shares	1,794,200	5,021,937
iQIYI, Inc., ADR *	1,164,988	1,479,535
JD Logistics, Inc. *	698,900	1,340,171
JD.com, Inc., ADR	1,017,756	33,596,126
Jiangxi Copper Co. Ltd., A Shares	143,900	925,004
Jiangxi Copper Co. Ltd., H Shares	989,000	4,449,912
JinkoSolar Holding Co. Ltd., ADR	77,141	1,167,915
KE Holdings, Inc., ADR	165,512	2,805,428
Kunlun Energy Co. Ltd.	3,222,000	2,979,778
Kweichow Moutai Co. Ltd., A Shares	10,600	2,120,173
Li Ning Co. Ltd.	949,500	1,834,263
Longfor Group Holdings Ltd.	3,061,500	2,679,273
Lufax Holding Ltd., ADR *	583,906	910,893
Meituan, B Shares *	639,470	7,549,888
Midea Group Co. Ltd., A Shares	301,600	3,911,731
NetEase, Inc.	258,643	6,881,510
PDD Holdings, Inc., ADR *	121,513	10,761,191
PetroChina Co. Ltd., A Shares	1,232,900	2,028,310
PetroChina Co. Ltd., H Shares	16,450,000	20,931,952
PICC Property & Casualty Co. Ltd., H Shares	3,090,000	6,448,971
Ping An Bank Co. Ltd., A Shares	1,272,400	2,191,156
Ping An Insurance Group Co. of China Ltd., A Shares	723,700	5,874,337
Ping An Insurance Group Co. of China Ltd., H Shares	2,706,500	20,219,640
Poly Developments & Holdings Group Co. Ltd., A Shares	867,200	678,051
Postal Savings Bank of China Co. Ltd., A Shares	932,300	715,194
Postal Savings Bank of China Co. Ltd., H Shares	5,059,000	3,276,678
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,211,500	3,114,627
Shenzhou International Group Holdings Ltd.	238,700	1,356,608
Sinopharm Group Co. Ltd., H Shares	1,450,000	3,215,512
Sunac China Holdings Ltd. *	4,682,000	328,735
Tencent Holdings Ltd.	606,000	37,028,409
Trip.com Group Ltd. *	22,550	1,056,478
Vipshop Holdings Ltd., ADR	331,434	5,084,198
Weichai Power Co. Ltd., A Shares	314,000	1,299,578
Weichai Power Co. Ltd., H Shares	653,000	2,730,324
Xiaomi Corp., B Shares *	1,993,600	7,315,481
Yankuang Energy Group Co. Ltd., A Shares	195,385	584,163
SECURITY	NUMBER OF SHARES	VALUE ($)
Yankuang Energy Group Co. Ltd., H Shares	1,805,600	2,748,494
Zhongsheng Group Holdings Ltd. *	1,312,000	759,016
Zijin Mining Group Co. Ltd., A Shares	351,000	1,716,091
Zijin Mining Group Co. Ltd., H Shares	796,000	3,379,799
ZTO Express Cayman, Inc.	99,500	2,381,153
		571,494,125

Colombia 0.4%
Ecopetrol SA, ADR (a)	298,768	5,010,339
Grupo Cibest SA	65,477	1,855,758
		6,866,097

Czech Republic 0.1%
CEZ AS	34,461	2,220,009

Greece 0.4%
Eurobank SA, Class A	256,345	1,324,674
Motor Oil Hellas Corinth Refineries SA	49,596	2,905,334
National Bank of Greece SA	134,312	2,513,118
Piraeus Bank SA *	104,054	1,213,693
		7,956,819

Hong Kong 2.5%
BOC Hong Kong Holdings Ltd.	784,500	5,216,973
China Everbright Environment Group Ltd.	2,340,000	1,523,826
China Overseas Land & Investment Ltd.	3,966,500	6,822,296
China Resources Power Holdings Co. Ltd.	1,232,000	3,035,257
China Taiping Insurance Holdings Co. Ltd.	695,000	1,949,946
CITIC Ltd.	4,863,000	7,654,491
CSPC Pharmaceutical Group Ltd.	2,244,000	2,454,745
Lenovo Group Ltd.	4,510,000	13,792,449
Orient Overseas International Ltd.	143,000	2,796,306
Sinotruk Hong Kong Ltd.	227,000	1,176,548
		46,422,837

Hungary 0.6%
MOL Hungarian Oil & Gas PLC *	395,045	5,656,088
OTP Bank Nyrt	34,013	5,038,747
		10,694,835

India 9.5%
Axis Bank Ltd.	406,273	5,231,709
Bajaj Finserv Ltd.	107,118	2,276,762
Bank of Baroda	394,237	1,002,057
Bharat Petroleum Corp. Ltd.	1,563,451	5,225,014
Bharti Airtel Ltd.	297,367	6,143,401
Coal India Ltd.	695,092	3,017,716
GAIL India Ltd.	1,742,463	3,310,458
Grasim Industries Ltd.	95,055	3,087,442
HCL Technologies Ltd.	233,936	3,307,977
HDFC Bank Ltd.	1,289,953	10,102,660
Hindalco Industries Ltd.	661,217	6,775,395
Hindustan Petroleum Corp. Ltd.	862,492	3,509,881
Hindustan Unilever Ltd.	87,169	1,918,829
ICICI Bank Ltd.	708,488	10,647,971
Indian Oil Corp. Ltd.	2,579,484	3,781,294
IndusInd Bank Ltd.	211,745	2,245,551
Infosys Ltd.	837,021	9,943,013
ITC Ltd.	1,658,277	4,881,897

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JSW Steel Ltd.	216,690	2,884,310
Kotak Mahindra Bank Ltd.	690,318	2,821,991
Larsen & Toubro Ltd.	133,997	5,526,826
Mahindra & Mahindra Ltd.	105,864	3,769,565
Maruti Suzuki India Ltd.	19,908	2,968,778
NTPC Ltd.	1,376,266	5,004,938
Oil & Natural Gas Corp. Ltd.	2,464,083	6,277,581
Power Finance Corp. Ltd.	668,446	2,971,349
Power Grid Corp. of India Ltd.	1,036,813	3,086,364
Rajesh Exports Ltd. *	817,043	726,191
Reliance Industries Ltd.	1,222,954	16,744,008
Shriram Finance Ltd.	211,630	2,319,493
State Bank of India	611,368	6,579,801
Steel Authority of India Ltd.	1,125,508	1,995,277
Sun Pharmaceutical Industries Ltd.	104,381	2,176,377
Tata Consultancy Services Ltd.	208,905	5,182,840
Tata Motors Ltd.	126,982	580,869
Tata Motors Passenger Vehicles Ltd.	897,413	3,194,390
Tata Steel Ltd.	3,477,239	6,918,636
Tech Mahindra Ltd.	141,633	2,459,222
Vedanta Ltd.	664,856	1,845,786
Wipro Ltd.	916,876	1,768,493
		174,212,112

Indonesia 1.1%
Alamtri Resources Indonesia Tbk. PT	14,419,500	1,971,409
Astra International Tbk. PT	9,355,100	2,651,495
Bank Central Asia Tbk. PT	7,778,000	2,725,992
Bank Mandiri Persero Tbk. PT	13,966,000	3,249,467
Bank Rakyat Indonesia Persero Tbk. PT	26,124,596	4,393,526
Telkom Indonesia Persero Tbk. PT, Class B	26,651,900	3,890,930
United Tractors Tbk. PT	1,066,800	1,419,910
		20,302,729

Kuwait 0.4%
Kuwait Finance House KSCP	1,271,081	3,224,589
Mobile Telecommunications Co. KSCP	899,502	1,737,321
National Bank of Kuwait SAKP	1,208,762	3,355,178
		8,317,088

Malaysia 0.9%
Axiata Group Bhd.	1,829,213	888,739
CIMB Group Holdings Bhd.	1,556,053	3,005,030
Malayan Banking Bhd.	1,474,940	3,932,177
Public Bank Bhd.	2,739,125	3,462,857
Sime Darby Bhd.	3,154,300	1,665,836
Tenaga Nasional Bhd.	984,700	3,517,809
		16,472,448

Mexico 3.7%
America Movil SAB de CV, Series B	9,747,487	12,421,088
Cemex SAB de CV, Series CPO	6,829,483	8,087,572
Fomento Economico Mexicano SAB de CV	901,375	11,525,130
Grupo Bimbo SAB de CV, Series A	576,035	2,060,748
Grupo Comercial Chedraui SA de CV	232,072	1,211,982
Grupo Financiero Banorte SAB de CV, O Shares	872,557	10,105,227
Grupo Mexico SAB de CV, Series B	893,126	10,711,633
Grupo Televisa SAB, Series CPO *	3,542,994	2,006,800
Orbia Advance Corp. SAB de CV *	1,271,572	1,794,349
SECURITY	NUMBER OF SHARES	VALUE ($)
Sigma Foods SAB de CV, A Shares	2,250,467	2,294,711
Wal-Mart de Mexico SAB de CV	1,867,718	5,418,911
		67,638,151

Netherlands 0.2%
JBS NV	330,186	4,605,141

Qatar 0.4%
Ooredoo QPSC	443,295	1,522,446
Qatar Fuel QSC	311,489	1,189,151
Qatar Islamic Bank QPSC	208,629	1,245,887
Qatar National Bank QPSC	735,111	3,348,660
		7,306,144

Saudi Arabia 2.1%
Al Rajhi Bank	191,771	3,200,421
Riyad Bank	363,091	1,969,355
Saudi Arabian Mining Co. *	121,229	1,831,006
Saudi Arabian Oil Co.	1,917,372	13,527,499
Saudi Basic Industries Corp.	432,649	5,729,260
Saudi Energy Co.	472,483	2,137,842
Saudi National Bank	382,733	4,005,076
Saudi Telecom Co.	491,847	5,649,921
		38,050,380

South Africa 4.7%
Absa Group Ltd.	364,521	5,024,143
Bid Corp. Ltd.	120,402	3,299,727
Bidvest Group Ltd.	149,598	2,244,592
FirstRand Ltd.	1,417,522	8,477,591
Gold Fields Ltd.	108,252	3,495,775
Impala Platinum Holdings Ltd.	499,621	5,448,963
MTN Group Ltd.	792,059	9,819,208
Nedbank Group Ltd.	242,145	4,098,566
Pepkor Holdings Ltd.	890,703	1,146,425
Sanlam Ltd.	472,314	2,512,337
Sappi Ltd. *	939,580	675,627
Sasol Ltd. *	1,042,827	12,357,924
Shoprite Holdings Ltd.	170,389	2,963,571
Sibanye Stillwater Ltd.	1,350,467	2,918,647
Standard Bank Group Ltd.	430,328	8,568,699
Valterra Platinum Ltd.	149,513	11,195,629
Vodacom Group Ltd.	226,818	2,197,167
		86,444,591

Taiwan 22.8%
Acer, Inc.	2,643,496	2,342,425
ASE Technology Holding Co. Ltd.	947,000	16,160,076
Asustek Computer, Inc.	313,041	7,767,332
AUO Corp.	7,456,440	5,459,878
Catcher Technology Co. Ltd.	124,000	696,614
Cathay Financial Holding Co. Ltd.	1,682,622	5,236,791
Chailease Holding Co. Ltd.	694,102	2,382,813
China Steel Corp.	7,926,198	4,637,413
Chunghwa Telecom Co. Ltd.	1,158,956	4,982,871
Compal Electronics, Inc.	5,631,305	6,192,930
CTBC Financial Holding Co. Ltd.	3,934,201	7,852,404
Delta Electronics, Inc.	130,590	6,424,717
Eva Airways Corp.	1,944,000	2,593,637
Evergreen Marine Corp. Taiwan Ltd.	1,710,000	10,746,720
Far Eastern New Century Corp.	1,972,817	1,653,159
First Financial Holding Co. Ltd.	2,364,605	2,686,331
Formosa Chemicals & Fibre Corp.	3,063,442	5,334,487
Formosa Plastics Corp.	3,204,732	5,388,670

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fubon Financial Holding Co. Ltd.	1,885,134	7,514,089
Hon Hai Precision Industry Co. Ltd.	6,541,572	49,958,026
Innolux Corp.	8,500,411	11,665,578
Inventec Corp.	1,584,639	2,975,346
KGI Financial Holding Co. Ltd.	4,387,760	4,145,472
Lite-On Technology Corp., ADR	469,167	2,973,243
MediaTek, Inc.	222,838	23,738,416
Mega Financial Holding Co. Ltd.	1,846,213	3,026,263
Micro-Star International Co. Ltd.	637,000	2,759,968
Nan Ya Plastics Corp.	2,446,622	11,624,714
Novatek Microelectronics Corp.	256,000	4,045,974
Pegatron Corp.	2,043,264	5,287,103
Pou Chen Corp.	1,934,267	1,431,047
Powertech Technology, Inc.	333,000	2,380,821
Quanta Computer, Inc.	640,500	5,697,827
Realtek Semiconductor Corp.	111,000	2,301,784
Synnex Technology International Corp.	1,032,850	2,962,251
Taiwan Mobile Co. Ltd. *	597,196	2,074,079
Taiwan Semiconductor Manufacturing Co. Ltd.	1,470,803	108,788,295
TCC Group Holdings Co. Ltd. *	3,680,926	2,756,142
TS Financial Holding Co. Ltd.	3,106,760	3,420,866
Unimicron Technology Corp.	231,683	5,435,971
Uni-President Enterprises Corp.	1,662,678	3,780,871
United Microelectronics Corp.	4,497,965	16,827,325
Wan Hai Lines Ltd.	1,078,000	2,811,892
Wistron Corp.	1,223,682	6,562,598
WPG Holdings Ltd. *	1,370,880	4,700,050
WT Microelectronics Co. Ltd.	376,000	2,269,331
Yageo Corp.	288,068	4,335,798
Yang Ming Marine Transport Corp.	2,792,000	4,367,908
Yuanta Financial Holding Co. Ltd.	2,884,917	6,018,478
Zhen Ding Technology Holding Ltd.	312,000	3,914,649
		421,091,443

Thailand 3.0%
Advanced Info Service PCL NVDR	204,475	2,322,606
Bangkok Bank PCL NVDR	730,300	4,180,689
Banpu PCL NVDR (b)	17,565,000	3,050,895
Charoen Pokphand Foods PCL NVDR	3,649,000	2,449,109
CP ALL PCL NVDR	1,536,500	2,202,886
Kasikornbank PCL NVDR	844,700	6,162,996
PTT Exploration & Production PCL NVDR	768,100	3,439,987
PTT Global Chemical PCL NVDR	3,202,000	3,508,445
PTT PCL NVDR	14,083,770	16,235,317
SCB X PCL NVDR	999,500	4,571,054
Siam Cement PCL NVDR	573,500	4,352,163
Thai Oil PCL NVDR	1,488,685	2,913,028
		55,389,175

Turkey 1.7%
Akbank TAS	1,908,684	2,539,231
BIM Birlesik Magazalar AS	446,064	3,663,725
Eregli Demir ve Celik Fabrikalari TAS	3,841,258	3,433,504
KOC Holding AS	1,398,154	5,784,594
Turk Hava Yollari AO	599,088	3,954,619
Turkcell Iletisim Hizmetleri AS	810,488	1,708,165
Turkiye Is Bankasi AS, Class C	6,123,439	1,604,466
Turkiye Petrol Rafinerileri AS	1,003,815	6,252,858
Yapi ve Kredi Bankasi AS *	2,626,234	1,807,049
		30,748,211

United Arab Emirates 0.7%
Dubai Electricity & Water Authority PJSC	1,810,950	1,350,722
Emaar Properties PJSC	970,109	2,895,358
SECURITY	NUMBER OF SHARES	VALUE ($)
Emirates NBD Bank PJSC	354,884	2,914,733
Emirates Telecommunications Group Co. PJSC	761,385	4,217,308
First Abu Dhabi Bank PJSC	385,234	2,029,004
		13,407,125

United Kingdom 0.1%
Metlen Energy & Metals PLC	22,403	1,195,334

United States 0.3%
Yum China Holdings, Inc.	106,194	5,116,427
Total Common Stocks (Cost $1,206,348,014)		1,757,179,869

PREFERRED STOCKS 5.0% OF NET ASSETS

Brazil 4.6%
Axia Energia SA, Class C *	48,789	500,576
Banco Bradesco SA	2,418,326	8,792,351
Cia Energetica de Minas Gerais	1,120,461	2,506,540
Gerdau SA	1,679,203	8,274,857
Itau Unibanco Holding SA	1,591,913	13,469,151
Localiza Rent a Car SA	10,823	77,994
Metalurgica Gerdau SA	2,155,856	4,644,161
Petroleo Brasileiro SA - Petrobras	5,447,415	46,660,044
		84,925,674

Chile 0.2%
Sociedad Quimica y Minera de Chile SA, B Shares	56,387	3,802,597

Colombia 0.2%
Grupo Cibest SA	128,899	3,043,713
Total Preferred Stocks (Cost $57,064,977)		91,771,984

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	4,941,610	4,941,610
Total Short-Term Investments (Cost $4,941,610)		4,941,610
Total Investments in Securities (Cost $1,268,354,601)		1,853,893,463

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $4,745,910.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$711,866,598	$—	$711,866,598
Brazil	154,063,702	—	—	154,063,702
Chile	7,164,946	—	—	7,164,946
China	75,281,373	496,212,752	—	571,494,125
Colombia	6,866,097	—	—	6,866,097
Czech Republic	2,220,009	—	—	2,220,009
Greece	2,905,334	5,051,485	—	7,956,819
Hungary	5,656,088	5,038,747	—	10,694,835
Indonesia	4,071,405	16,231,324	—	20,302,729
Mexico	67,638,151	—	—	67,638,151
Netherlands	4,605,141	—	—	4,605,141
Qatar	1,189,151	6,116,993	—	7,306,144
Saudi Arabia	5,649,921	32,400,459	—	38,050,380
South Africa	12,783,424	73,661,167	—	86,444,591
Thailand	—	52,338,280	3,050,895	55,389,175
United States	5,116,427	—	—	5,116,427
Preferred Stocks[1]	91,771,984	—	—	91,771,984
Short-Term Investments[1]	4,941,610	—	—	4,941,610
Total	$451,924,763	$1,398,917,805	$3,050,895	$1,853,893,463

[1]	As categorized in the Portfolio Holdings.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG87631JUL26